UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – September 30, 2005

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2005. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

September 30, 2005

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	173,561	$4,514,818
AXA Premier VIP Core Bond Portfolio‡	3,547,068	36,614,335
AXA Premier VIP High Yield Portfolio‡	2,179,506	12,766,548
AXA Premier VIP Large Cap Core Equity Portfolio‡	26,429	285,062
AXA Premier VIP Small/Mid Cap Value Portfolio‡	1,714	20,328
EQ/Alliance Money Market‡	20,053	20,053
EQ/Alliance Quality Bond Portfolio‡	1,219,083	12,621,485
EQ/Bernstein Diversified Value Portfolio‡	1,721,193	25,311,854
EQ/Long Term Bond Portfolio‡	1,944,345	26,873,272
EQ/Marsico Focus Portfolio‡	726,514	11,091,487
EQ/Mercury Basic Value Equity Portfolio‡	415,566	6,398,256
EQ/Short Duration Bond Portfolio‡	7,985,088	79,971,304

Total Investment Companies (100.3%) (Cost $214,794,102)		216,488,802

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $713,463)	$713,463	$713,463

Total Investments (100.6%) (Cost/Amortized Cost $215,507,565)		217,202,265
Other Assets Less Liabilities (-0.6%)		(1,312,931)

Net Assets (100%)		$215,889,334

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$7,621,719	$6,115,105	$8,789,089	$4,514,818	$—	$684,919
AXA Premier VIP Core Bond Portfolio	56,972,353	48,034,982	68,402,430	36,614,335	1,880,589	(639,735)
AXA Premier VIP High Yield Portfolio	11,268,478	10,403,065	9,138,978	12,766,548	4,069	49,339
AXA Premier VIP Large Cap Core Equity Portfolio	—	344,060	61,644	285,062	—	104
AXA Premier VIP Small/Mid Cap Growth Portfolio	2,997,882	1,827,092	4,496,887	—	—	313,709
AXA Premier VIP Small/Mid Cap Value Portfolio	4,468,790	3,142,640	7,320,452	20,328	—	458,469
EQ/Alliance Money Market	—	20,053	—	20,053	53	—
EQ/Alliance Quality Bond Portfolio	18,985,955	16,355,952	23,149,070	12,621,485	68,194	(62,180)
EQ/Alliance Large Cap Growth Portfolio	1,527,924	—	1,405,705	—	—	123,228
EQ/Bernstein Diversified Value Portfolio.	—	26,530,650	1,595,551	25,311,854	149,770	6,323
EQ/Lazard Small Cap Value Portfolio	1,500,434	531,543	1,997,943	—	—	54,073
EQ/Long Term Bond Portfolio	—	29,329,319	2,156,943	26,873,272	22,270	1,389
EQ/Marsico Focus Portfolio	5,693,384	5,778,365	843,041	11,091,487	99,463	83,800
EQ/Mercury Basic Value Equity Portfolio	—	7,158,817	804,082	6,398,256	29,683	857
EQ/Short Duration Bond Portfolio	—	85,858,462	5,936,937	79,971,304	573	503

	$111,036,919	$241,430,105	$136,098,752	$216,488,802	$2,254,664	$1,074,798

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$241,430,105
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$137,173,550

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,176,136
Aggregate gross unrealized depreciation	(516,463)

Net unrealized appreciation	$1,659,673

Federal income tax cost of investments	$215,542,592

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	335,422	$8,725,281
AXA Premier VIP Core Bond Portfolio‡	4,919,384	50,779,962
AXA Premier VIP High Yield Portfolio‡	3,653,219	21,398,877
AXA Premier VIP Large Cap Core Equity Portfolio‡	99,193	1,069,891
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	2,103	21,076
AXA Premier VIP Small/Mid Cap Value Portfolio‡	1,706	20,242
EQ/Alliance Money Market‡	20,053	20,053
EQ/Alliance Quality Bond Portfolio‡	1,695,542	17,554,398
EQ/Bernstein Diversified Value Portfolio‡	4,805,518	70,669,895
EQ/Lazard Small Cap Value Portfolio‡	734,731	10,607,273
EQ/Long Term Bond Portfolio‡	2,689,723	37,175,329
EQ/Marsico Focus Portfolio‡	3,872,633	59,122,375
EQ/Mercury Basic Value Equity Portfolio‡	1,635,103	25,174,813
EQ/Short Duration Bond Portfolio‡	11,288,653	$113,056,775

Total Investment Companies (99.9%) (Cost $410,282,844)		415,396,240

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $2,193,161)	$2,193,161	2,193,161

Total Investments (100.4%) (Cost/Amortized Cost $412,476,005)		417,589,401
Other Assets Less Liabilities (-0.4%)		(1,644,225)

Net Assets (100%)		$415,945,176

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio
	$23,163,107	$14,922,854	$27,706,926	$8,725,281	$—	$2,454,869
AXA Premier VIP Core Bond Portfolio	78,102,188	52,961,416	80,246,785	50,779,962	2,276,778	(589,683)
AXA Premier VIP High Yield Portfolio	21,583,266	14,718,851	15,184,339	21,398,877	6,559	171,929
AXA Premier Large Cap Core Equity Portfolio	—	1,081,797	17,274	1,069,891	—	90
AXA Premier VIP Small/Mid Cap Growth Portfolio	11,400,533	5,214,248	15,470,789	21,076	—	1,159,887
AXA Premier VIP Small/Mid Cap Value Portfolio	17,057,420	8,631,067	24,712,303	20,242	—	1,649,594
EQ/Alliance Large Cap Growth Portfolio	4,866,593	—	4,482,953	—	—	424,239
EQ/Alliance Money Market Portfolio	—	20,053	—	20,053	53	—
EQ/Alliance Quality Bond Portfolio	26,023,444	16,891,424	25,975,041	17,554,398	83,694	(128,927)
EQ/Bernstein Diversified Value Portfolio	—	70,779,932	655,926	70,669,895	392,208	14,090
EQ/Lazard Small Cap Value Portfolio	5,724,992	4,866,631	293,367	10,607,273	159,186	11,509
EQ/Long Term Bond Portfolio	—	38,030,459	396,596	37,175,329	25,420	(7,071)
EQ/Marsico Focus Portfolio	17,187,837	42,688,067	2,797,812	59,122,375	507,925	338,293
EQ/Mercury Basic Value Equity Portfolio	11,024,944	17,450,881	3,205,973	25,174,813	84,483	66,778
EQ/Short Duration Bond Portfolio	—	114,090,998	1,083,718	113,056,775	1,166	(870)

	$216,134,324	$402,348,678	$202,229,802	$415,396,240	$3,537,472	$5,564,727

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$402,348,678
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$207,794,529

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,869,117
Aggregate gross unrealized depreciation	(782,364)

Net unrealized appreciation	$5,086,753

Federal income tax cost of investments	$412,502,648

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	18,714,301	$486,812,751
AXA Premier VIP Core Bond Portfolio‡	69,920,906	721,753,091
AXA Premier VIP High Yield Portfolio‡	80,296,488	470,339,953
AXA Premier VIP Large Cap Core Equity Portfolio‡	4,434,329	47,828,635
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	20,546,856	205,929,588
AXA Premier VIP Small/Mid Cap Value Portfolio‡	40,662,271	482,343,639
EQ/Alliance Large Cap Growth Portfolio*‡	45,604,685	334,634,140
EQ/Alliance Quality Bond Portfolio‡	105,177,103	1,088,926,300
EQ/Bernstein Diversified Value Portfolio‡	22,559,971	331,766,724
EQ/Lazard Small Cap Value Portfolio‡	20,415,483	294,737,170
EQ/Long Term Bond Portfolio‡	12,213,949	168,812,011
EQ/Marsico Focus Portfolio‡	36,266,134	553,664,590
EQ/Mercury Basic Value Equity Portfolio‡	39,199,459	$603,533,404
EQ/Money Market Portfolio	20,053	20,053
EQ/Short Duration Bond‡	45,838,627	459,077,571

Total Investment Companies (99.9%) (Cost $5,701,834,620)		6,250,179,620

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $3,680,039)	$3,680,039	3,680,039

Total Investments (100%) (Cost/Amortized Cost $5,705,514,659)		6,253,859,659
Other Assets Less Liabilities (0.0%)		873,037

Net Assets (100%)		$6,254,732,696

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in the Investment Companies are all Class A Shares.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$600,522,546	$40,035,131	$132,815,332	$486,812,751	$—	$39,811,380
AXA Premier VIP Core Bond Portfolio	652,429,423	134,131,800	57,127,725	721,753,091	18,986,452	596,311
AXA Premier VIP High Yield Portfolio	543,160,414	28,313,508	103,035,447	470,339,953	218,679	9,714,877
AXA Premier VIP Large Cap Core Equity Portfolio	—	47,269,902	—	47,828,635	—	—
AXA Premier VIP Small/Mid Cap Growth Portfolio	290,804,855	17,908,158	89,233,858	205,929,588	3,860,744	24,141,304
AXA Premier VIP Small/Mid Cap Value Portfolio	686,991,200	51,957,029	211,579,714	482,343,639	16,580,454	67,951,900
EQ/Alliance Large Cap Growth Portfolio	370,247,784	—	50,348,807	334,634,140	—	11,551,577
EQ/Alliance Quality Bond Portfolio	1,263,879,974	41,155,619	229,733,325	1,088,926,300	3,499,955	5,001,354
EQ/Bernstein Diversified Value Portfolio	—	330,240,492	1,244,307	331,766,724	59,442	39,030
EQ/Lazard Small Cap Value Portfolio	228,982,245	57,565,020	77,052	294,737,170	5,049,350	16,819
EQ/Long Term Bond Portfolio	—	171,860,542	1,195,795	168,812,011	14,442	(19,403)
EQ/Marsico Focus Portfolio	430,865,642	100,776,192	224,819	553,664,590	4,824,251	44,279
EQ/Mercury Basic Value Equity Portfolio	432,347,390	172,012,897	154,617	603,533,404	2,858,800	33,126
EQ/Money Market Portfolio	—	20,053	—	20,053	53	—
EQ/Short Duration Bond Portfolio	—	461,854,314	2,881,796	459,077,571	550	5,712

	$5,500,231,473	$1,655,100,657	$879,652,594	$6,250,179,620	$55,953,172	$158,888,266

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,655,100,657
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,038,540,860

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,001,606
Aggregate gross unrealized depreciation	(4,656,616)

Net unrealized appreciation	$548,344,990

Federal income tax cost of investments	$5,705,514,670

The Portfolio has a net capital loss carryforward of $694,643,770, of which $149,303,967 expires in the year 2008, $174,204,506 expires in the year 2009, $273,667,511 expires in the year 2010 and $97,467,786 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2004 are $323,508,473 of losses acquired from EQ/Alliance Growth Investors Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	5,654,902	$147,100,246
AXA Premier VIP Core Bond Portfolio‡	24,668,607	254,639,768
AXA Premier VIP International Equity Portfolio‡	20,472,487	266,734,073
AXA Premier VIP Large Cap Core Equity Portfolio‡	4,057,392	43,762,998
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	2,353,384	23,586,645
AXA Premier VIP Small/Mid Cap Value Portfolio‡	3,764,972	44,660,816
EQ/Alliance Large Cap Growth Portfolio*‡	2,574,670	18,892,195
EQ/Alliance Quality Bond Portfolio‡	8,405,252	87,021,787
EQ/Bernstein Diversified Value Portfolio‡	23,875,056	351,106,350
EQ/Capital Guardian International Portfolio‡	8,121,681	96,407,344
EQ/Lazard Small Cap Value Portfolio‡	9,689,884	139,892,303
EQ/Long Term Bond Portfolio‡	7,141,493	98,704,336
EQ/Marsico Focus Portfolio‡	14,624,138	223,262,489
EQ/Mercury Basic Value Equity Portfolio‡	15,610,857	240,352,136
EQ/Mercury International Value Portfolio‡	4,629,925	$65,589,409
EQ/Short Duration Bond Portfolio‡	18,500,696	185,285,976
EQ/Van Kampen Emerging Markets Equity Portfolio‡	6,709,563	84,055,543

Total Investment Companies (99.7%) (Cost $2,270,128,595)		2,371,054,414

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $7,481,050)	$7,481,050	7,481,050

Total Investments (100.0%) (Cost/Amortized Cost $2,277,609,645)		2,378,535,464
Other Assets Less Liabilities (0.0%)		(1,070,901)

Net Assets (100%)		$2,377,464,563

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Investment Companies as all Class A shares.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$107,893,094	$80,734,119	$45,670,354	$147,100,246	$—	$5,149,646
AXA Premier VIP Core Bond Portfolio	124,787,357	133,793,505	2,018,714	254,639,768	4,960,408	(18,714)
AXA Premier VIP High Yield Portfolio	49,101,566	34,146,709	83,650,663	—	31,895	1,407,662
AXA Premier VIP International Equity Portfolio	196,038,731	148,434,645	87,673,990	266,734,073	6,761,500	11,326,010
AXA Premier VIP Large Cap Core Equity Portfolio	—	43,687,442	—	43,762,998	—	—
AXA Premier VIP Small/Mid Cap Growth Portfolio	51,720,557	35,219,853	60,645,294	23,586,645	1,105,038	5,454,706
AXA Premier VIP Small/Mid Cap Value Portfolio	96,631,447	74,707,884	124,098,671	44,660,816	3,871,311	7,601,329
EQ/Alliance Large Cap Growth Portfolio	17,533,638	—	—	18,892,195	—	—
EQ/Alliance Quality Bond Portfolio	41,584,041	45,201,193	624,354	87,021,787	192,141	646
EQ/Bernstein Diversified Value Portfolio	—	346,180,228	—	351,106,350	238,325	—
EQ/Capital Guardian International Portfolio	64,827,210	28,900,930	5,694,625	96,407,344	—	305,375
EQ/Lazard Small Cap Value Portfolio	32,402,986	103,602,545	—	139,892,303	1,011,050	—
EQ/Long Term Bond Portfolio	—	100,305,868	—	98,704,336	17,730	—
EQ/Marsico Focus Portfolio	80,047,249	131,823,501	—	223,262,489	1,462,757	—
EQ/Mercury Basic Value Equity Portfolio	150,170,817	123,031,085	33,233,006	240,352,136	1,606,463	66,994
EQ/Mercury International Value Portfolio	—	62,871,048	—	65,589,409	9,986	—
EQ/Short Duration Bond Portfolio	—	185,390,030	—	185,285,976	549	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	75,755,885	—	84,055,543	—	—

	$1,012,738,693	$1,753,786,470	$443,309,671	$2,371,054,414	$21,269,153	$31,293,654

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,753,786,470
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$474,603,325

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,948,535
Aggregate gross unrealized depreciation	(4,022,788)

Net unrealized appreciation	$100,925,747

Federal income tax cost of investments	$2,277,609,717

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	982,904	$25,568,169
AXA Premier VIP Core Bond Portfolio‡	2,016,871	20,818,994
AXA Premier VIP International Equity Portfolio‡	4,183,026	54,500,240
AXA Premier VIP Large Cap Core Equity Portfolio‡	182,947	1,973,266
AXA Premier VIP Small/Mid Cap Growth Portfolio‡	2,174	21,786
AXA Premier VIP Small/Mid Cap Value Portfolio‡	1,775	21,060
EQ/Alliance Large Cap Growth Portfolio*‡	1,018,963	7,476,857
EQ/Alliance Quality Bond Portfolio‡	599,508	6,206,860
EQ/Bernstein Diversified Value Portfolio‡	7,567,810	111,292,141
EQ/Capital Guardian International Portfolio‡	1,241,012	14,731,269
EQ/Lazard Small Cap Value Portfolio‡	3,604,698	52,040,819
EQ/Marsico Focus Portfolio‡	5,283,543	80,662,322
EQ/Mercury Basic Value Equity Portfolio‡	2,272,609	34,990,158
EQ/Mercury International Value Portfolio‡	3,646,412	$51,656,556
EQ/Van Kampen Emerging Markets Equity Portfolio‡	2,003,419	25,098,277

Total Investment Companies (99.7%) (Cost $455,626,523)		487,058,774

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 3.32%, 10/3/05 (Amortized Cost $1,686,374)	$1,686,374	1,686,374

Total Investments (100.1%) (Cost/Amortized Cost $457,312,897)		488,745,148
Other Assets Less Liabilities (-0.1%)		(342,743)

Net Assets (100%)		$488,402,405

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all class A Shares.

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$47,659,302	$33,341,869	$52,874,435	$25,568,169	$—	$3,834,154
AXA Premier VIP Core Bond Portfolio	17,234,814	13,534,852	9,767,642	20,818,994	554,474	58,610
AXA Premier VIP International Equity Portfolio	28,399,907	22,977,257	611,469	54,500,240	859,987	127,909
AXA Premier VIP Large Cap Core Equity Portfolio	—	1,961,511	—	1,973,266	—	—
AXA Premier VIP Small/Mid Cap Growth Portfolio	24,968,393	12,582,601	35,191,481	21,786	471,568	1,228,984
AXA Premier VIP Small/Mid Cap Value Portfolio	23,384,547	13,290,693	35,416,074	21,060	820,610	774,628
EQ/Alliance Large Cap Growth Portfolio	9,675,906	—	2,543,637	7,476,857	—	206,363
EQ/Alliance Quality Bond Portfolio	5,741,720	4,259,482	3,900,011	6,206,860	23,380	25,406
EQ/Bernstein Diversified Value Portfolio	—	108,998,167	—	111,292,141	42,166	—
EQ/Capital Guardian International Portfolio	9,498,624	4,046,449	106,729	14,731,269	—	6,396
EQ/Lazard Small Cap Value Portfolio	7,850,773	42,286,147	721,377	52,040,819	224,586	22,894
EQ/Marsico Focus Portfolio	35,633,546	47,869,800	6,248,236	80,662,322	575,994	734,435
EQ/Mercury Basic Value Equity Portfolio	36,288,037	29,887,984	30,661,637	34,990,158	342,705	(209,134)
EQ/Mercury International Value Portfolio	—	47,114,271	—	51,656,556	17,643	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	21,592,255	91,177	25,098,277	—	8,823

	$246,335,569	$403,743,338	$178,133,905	$487,058,774	$3,933,113	$6,819,468

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$403,743,338
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$184,953,373

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,650,874
Aggregate gross unrealized depreciation	(231,938)

Net unrealized appreciation	$31,418,936

Federal income tax cost of investments	$457,326,212

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.8%)
Automobiles (0.8%)
Harley-Davidson, Inc.^	406,900	$19,710,236

Hotels, Restaurants & Leisure (4.2%)
Cheesecake Factory, Inc.*	59,600	1,861,904
Four Seasons Hotels, Inc.^	331,392	19,021,901
Hilton Group plc	370,790	2,063,009
International Game Technology^	758,730	20,485,710
Las Vegas Sands Corp.*	28,010	921,809
MGM Mirage, Inc.*^	410,224	17,955,504
Starbucks Corp.*	194,195	9,729,170
Station Casinos, Inc.	47,550	3,155,418
Wynn Resorts Ltd.*^	657,737	29,696,826

		104,891,251

Household Durables (1.0%)
Harman International Industries, Inc.	104,180	10,654,488
Lennar Corp., Class A	169,304	10,117,607
Tempur-Pedic International, Inc.*^	259,890	3,077,098

		23,849,193

Internet & Catalog Retail (7.3%)
Amazon.com, Inc.*^	1,506,630	68,250,339
Audible, Inc.*^	833,520	10,243,961
eBay, Inc.*^	1,297,880	53,472,656
Expedia, Inc.*^	1,332,000	26,386,920
IAC/InterActiveCorp.*	439,000	11,128,650
Shanda Interactive Entertainment Ltd. (ADR)*^	441,340	11,938,247

		181,420,773

Leisure Equipment & Products (0.0%)
Marvel Entertainment, Inc.*^	77,330	1,381,887

Media (3.2%)
DIRECTV Group, Inc.*^	1,261,500	18,897,270
Getty Images, Inc.*^	181,150	15,586,146
Grupo Televisa S.A. (ADR)	117,020	8,391,504
Pixar*	54,640	2,432,026
Playboy Enterprises, Inc., Class B*^	103,280	1,456,248
Univision Communications, Inc., Class A*	91,820	2,435,985
XM Satellite Radio Holdings, Inc., Class A*^	884,200	31,751,622

		80,950,801

Multiline Retail (0.4%)
Kohl’s Corp.*	91,180	4,575,412
Target Corp.	120,460	6,255,488

		10,830,900

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	143,950	5,783,911
Best Buy Co., Inc.	105,030	4,571,956
Chico’s FAS, Inc.*	72,920	2,683,456
Circuit City Stores, Inc.	231,260	3,968,422
Dick’s Sporting Goods, Inc.*^	41,040	1,235,714
HOT Topic, Inc.*^	146,720	2,253,619
Lowe’s Cos., Inc.	556,710	35,852,124
Urban Outfitters, Inc.*^	118,880	3,495,072

		59,844,274

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	139,400	11,386,192

Total Consumer Discretionary		494,265,507

Consumer Staples (2.7%)
Beverages (0.3%)
PepsiCo, Inc.	130,520	$7,401,789

Food & Staples Retailing (0.7%)
CVS Corp.	320,624	9,301,302
Wal-Mart de Mexico S.A.de C.V., Series V	476,880	2,425,162
Walgreen Co.	113,679	4,939,353

		16,665,817

Food Products (0.2%)
Cadbury Schweppes plc	408,900	4,137,763

Household Products (1.4%)
Procter & Gamble Co.	602,664	35,834,402

Personal Products (0.1%)
Avon Products, Inc.	83,760	2,261,520

Total Consumer Staples		66,301,291

Energy (1.7%)
Energy Equipment & Services (1.2%)
BJ Services Co.	84,560	3,043,314
ENSCO International, Inc.	29,300	1,365,087
GlobalSantaFe Corp.	194,400	8,868,528
Halliburton Co.	81,220	5,565,194
National Oilwell Varco, Inc.*	81,470	5,360,726
Smith International, Inc.	139,160	4,635,420

		28,838,269

Oil & Gas (0.5%)
EOG Resources, Inc.	34,130	2,556,337
Exxon Mobil Corp.	166,552	10,582,714

		13,139,051

Total Energy		41,977,320

Financials (11.9%)
Capital Markets (4.3%)
Ameritrade Holding Corp.*	613,740	13,183,135
Franklin Resources, Inc.	42,140	3,538,074
Goldman Sachs Group, Inc.	437,960	53,247,177
Greenhill & Co., Inc.^	58,680	2,446,369
Legg Mason, Inc.	107,790	11,823,485
Lehman Brothers Holdings, Inc.	30,450	3,546,816
UBS AG (Registered)	228,785	19,561,118

		107,346,174

Consumer Finance (1.5%)
SLM Corp.	709,000	38,030,760

Diversified Financial Services (3.5%)
Calamos Asset Management, Inc., Class A	260,430	6,427,412
Chicago Mercantile Exchange	117,710	39,703,583
Citigroup, Inc.	605,400	27,557,808
Deutsche Boerse AG	25,300	2,424,985
Euronext NV	46,900	2,070,678
International Securities Exchange, Inc.*^	302,900	7,087,860
Lazard Ltd., Class A^	92,120	2,330,636

		87,602,962

Insurance (1.1%)
American International Group, Inc.	449,200	27,832,432

Real Estate (0.0%)
Cyrela Brazil Realty S.A. (GDR) §(b)	960	79,076

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.^	1,106,461	$36,491,084

Total Financials		297,382,488

Health Care (18.9%)
Biotechnology (7.8%)
Affymetrix, Inc.*^	329,640	15,239,257
Amgen, Inc.*	375,023	29,878,082
Applera Corp.- Celera Genomics Group*	1,374,940	16,678,022
Cepheid, Inc.*^	1,867,290	13,799,273
Compugen Ltd.*	1,378,450	4,562,669
Curis, Inc.*‡^	3,101,492	14,235,848
CV Therapeutics, Inc.*^	25,850	691,488
deCODE genetics, Inc.*^	1,107,000	9,287,730
Gen-Probe, Inc.*	51,970	2,569,917
Genentech, Inc.*	569,822	47,984,711
Genzyme Corp.*	88,322	6,327,388
Gilead Sciences, Inc.*	243,010	11,849,168
Human Genome Sciences, Inc.*^	68,670	933,225
Keryx Biopharmaceuticals, Inc.*^	50,250	791,940
Luminex Corp.*	59,000	592,360
MedImmune, Inc.*	164,860	5,547,539
Memory Pharmaceuticals Corp.*	1,336,100	3,620,831
Neurochem, Inc.*^	43,510	554,753
Neurocrine Biosciences, Inc.*^	83,980	4,130,976
Vertex Pharmaceuticals, Inc.*^	182,900	4,087,815

		193,362,992

Health Care Equipment & Supplies (3.2%)
Alcon, Inc	72,840	9,314,779
Cytyc Corp.*	627,150	16,838,978
Dentsply International, Inc	51,860	2,801,477
Given Imaging Ltd.*^	609,910	14,729,327
Medtronic, Inc.	86,557	4,641,186
Millipore Corp.*	121,080	7,614,721
Resmed, Inc.*^	14,300	1,138,995
St. Jude Medical, Inc.*	138,650	6,488,820
Synthes, Inc.	17,630	2,070,337
Waters Corp.*	57,820	2,405,312
Zimmer Holdings, Inc.*	179,920	12,394,689

		80,438,621

Health Care Providers & Services (4.5%)
Aetna, Inc	233,800	20,139,532
Covance, Inc.*	171,800	8,244,682
UnitedHealth Group, Inc.^	1,297,288	72,907,586
WebMD Health Corp., Class A*	29,000	714,821
WellPoint, Inc.*	139,150	10,550,353

		112,556,974

Pharmaceuticals (3.4%)
Allergan, Inc	110,400	10,114,848
Endo Pharmaceuticals Holdings, Inc.*	99,570	2,655,532
Forest Laboratories, Inc.*	192,550	7,503,673
Johnson & Johnson	270,620	17,124,833
Medicis Pharmaceutical Corp., Class A^	223,430	7,274,881
Pfizer, Inc.	763,700	19,069,589
Roche Holding AG	68,890	9,607,463
Teva Pharmaceutical Industries Ltd. (ADR)	188,530	6,300,673
Wyeth	95,040	4,397,501

		84,048,993

Total Health Care		470,407,580

Industrials (6.6%)
Aerospace & Defense (0.2%)
Precision Castparts Corp	80,600	$4,279,860

Air Freight & Logistics (1.6%)
FedEx Corp.	452,202	39,400,360

Commercial Services & Supplies (1.2%)
Apollo Group, Inc., Class A*	252,400	16,756,836
Career Education Corp.*^.	45,350	1,612,646
Corporate Executive Board Co.	46,530	3,628,410
Laureate Education, Inc.*^	44,030	2,156,149
Strayer Education, Inc.^	37,760	3,569,075
Universal Technical Institute, Inc.*^	46,300	1,648,743

		29,371,859

Electrical Equipment (0.7%)
Energy Conversion Devices, Inc.*^	232,750	10,445,820
Plug Power, Inc.*^	1,082,400	7,360,320

		17,806,140

Industrial Conglomerates (0.7%)
General Electric Co.	552,538	18,603,954

Machinery (2.2%)
Caterpillar, Inc.^	810,336	47,607,240
Illinois Tool Works, Inc.	33,000	2,716,890
ITT Industries, Inc.	34,910	3,965,776

		54,289,906

Road & Rail (0.0%)
Burlington Northern Santa Fe Corp.	10,690	639,262

Total Industrials		164,391,341

Information Technology (32.5%)
Communications Equipment (8.7%)
Cisco Systems, Inc.*	1,016,182	18,220,143
Comverse Technology, Inc.*	130,890	3,438,480
Corning, Inc.*	638,990	12,351,677
JDS Uniphase Corp.*^	9,961,900	22,115,418
Juniper Networks, Inc.*	1,329,665	31,632,730
Motorola, Inc	847,795	18,727,792
Nokia OYJ (ADR)	2,190,940	37,048,796
QUALCOMM, Inc.	1,666,995	74,598,026

		218,133,062

Computers & Peripherals (4.0%)
Apple Computer, Inc.*^	179,950	9,647,119
Dell, Inc.*	609,692	20,851,466
EMC Corp.*	655,350	8,480,229
Logitech International SA (ADR)*^	85,700	3,492,275
M-Systems Flash Disk Pioneers Ltd.*^	117,840	3,525,773
Network Appliance, Inc.*	1,001,020	23,764,215
Palm, Inc.*	407,130	11,533,993
SanDisk Corp.*^	132,890	6,411,942
Sun Microsystems, Inc.*	2,974,280	11,659,178

		99,366,190

Electronic Equipment & Instruments (1.1%)
AU Optronics Corp. (ADR)^	315,340	4,086,806
Flir Systems, Inc.*^	127,540	3,772,633
Itron, Inc.*^	224,240	10,238,799
LG. Philips LCD Co. Ltd., (ADR)*^	178,350	3,666,876
Mechanical Technology, Inc.*^	1,425,770	5,503,472

		27,268,586

Internet Software & Services (7.5%)
Akamai Technologies, Inc.*^	522,680	8,336,746

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
CNET Networks, Inc.*^	1,999,253	$27,129,863
Google, Inc., Class A*	198,895	62,942,312
RealNetworks, Inc.*	3,523,230	20,117,643
VeriSign, Inc.*	741,190	15,839,230
Yahoo!, Inc.*	1,567,390	53,040,478

		187,406,272

IT Services (1.3%)
Accenture Ltd., Class A*^	443,600	11,294,056
Alliance Data Systems Corp.*	121,770	4,767,296
DST Systems, Inc.*^	169,500	9,293,685
Hewitt Associates, Inc., Class A*^	115,300	3,145,384
Infosys Technologies Ltd. (ADR)	47,950	3,561,726

		32,062,147

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	439,710	11,080,692
Analog Devices, Inc.	73,970	2,747,246
Broadcom Corp., Class A*	320,418	15,030,808
Formfactor, Inc.*^	99,390	2,268,080
KLA-Tencor Corp.	356,998	17,407,223
Lam Research Corp.*	204,500	6,231,115
Marvell Technology Group Ltd.*^	74,170	3,419,979
PMC-Sierra, Inc.*	1,190,972	10,492,463
Samsung Electronics Co., Ltd. (GDR)	28,860	8,210,670
Samsung Electronics Co., Ltd. (GDR)	15,120	4,268,152
Silicon Laboratories, Inc.*	888,362	26,997,321
Texas Instruments, Inc.	49,850	1,689,915
Xilinx, Inc.	228,620	6,367,067

		116,210,731

Software (5.2%)
Activision, Inc.*	169,126	3,458,627
Adobe Systems, Inc.	274,100	8,181,885
Amdocs Ltd.*	358,520	9,941,760
Computer Associates International, Inc.^	710,000	19,745,100
Electronic Arts, Inc.*^	683,380	38,877,488
MicroStrategy, Inc., Class A*^	33,860	2,380,019
NAVTEQ Corp.*	298,300	14,900,085
Oracle Corp.*	668,040	8,277,016
Symantec Corp.*	638,224	14,462,156
TIBCO Software, Inc.*	579,290	4,842,864
VeriFone Holdings, Inc.*	225,600	4,536,816

		129,603,816

Total Information Technology		810,050,804

Materials (0.2%)
Chemicals (0.1%)
Nalco Holding Co.*	107,820	1,818,924

Metals & Mining (0.1%)
Cia Vale do Rio Doce (ADR)^	54,520	2,391,247

Total Materials		4,210,171

Telecommunication Services (3.8%)
Diversified Telecommunication Services (2.8%)
Level 3 Communications, Inc.*^	10,476,820	24,306,222
NeuStar, Inc. Class A*	275,965	8,828,120
Orascom Telecom Holding SAE (GDR) (m)	28,110	1,321,170
Sprint Nextel Corp.	1,298,600	30,880,708
Telewest Global, Inc.*	230,010	5,278,730

		70,614,950

Wireless Telecommunication Services (1.0%)
America Movil S.A.de C.V. (ADR)	236,060	$6,213,099
American Tower Corp.,
Class A*	750,782	18,732,011

		24,945,110

Total Telecommunication Services		95,560,060

Utilities (1.0%)
Electric Utilities (1.0%)
TXU Corp.	227,516	25,682,006

Total Utilities		25,682,006

Total Common Stocks (99.1%) (Cost $2,209,849,592)		2,470,228,568

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45* expiring 10/14/09	48,100	—

Total Warrants (0.0%) (Cost $— )		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Citigroup Funding, Inc. 3.86%, 10/3/05 (p)	$13,773,000	13,768,570

Short-Term Investments of Cash Collateral for Securities Loaned (14.4%)
Banesto S.A. Madrid 3.75%, 11/14/05	20,439,834	20,439,834
Bavaria TRR Corp. 3.76%, 10/12/05	8,733,467	8,733,467
Cantor Fitzgerald Securities 3.94%, 10/3/05	166,744,279	166,744,279
Cedar Springs Capital Company LLC 3.62%, 10/25/05	2,920,383	2,920,383
3.63%, 10/27/05	10,124,872	10,124,872
Charta LLC 3.83%, 11/8/05	3,776,686	3,776,686
Citigroup Global Markets, Inc. 3.99%, 10/3/05	14,891,879	14,891,879
Crown Point Capital Co. 3.77%, 10/18/05	11,644,528	11,644,528
Deutsche Bank 3.84%, 11/30/05	7,447,136	7,447,136
Greenwich Capital Markets, Inc. 4.01%, 10/3/05	29,199,763	29,199,763
Hartford Life 3.82%, 10/2/06	2,335,981	2,335,981
ING Bank N.V. 3.72%, 11/28/05	4,379,964	4,379,964
Lehman Brothers, Inc. 4.09%, 1/3/06 (l)	1,021,992	1,021,992
Mane Funding Corp. 3.77%, 10/19/05	10,187,895	10,187,895
Morgan Stanley Bank 3.80%, 11/1/05	21,899,822	21,899,822
New York Life Insurance Co. 3.80%, 1/3/06	7,299,941	7,299,941
Royal Bank of Canada 3.77%, 11/18/05	11,679,905	11,679,905

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Royal Bank of Scotland 3.67%, 7/5/06 (l)	$7,004,069	$7,004,069
Sun Trust Bank 3.80%, 5/17/06 (l)	7,299,941	7,299,941
UniCredito Italiano 3.78%, 12/28/05	2,919,976	2,919,976
Washington Mutual Bank FA 3.95%, 12/13/05	7,299,941	7,299,941

Total Short-Term Investments of Cash Collateral for Securities Loaned		359,252,254

Time Deposit (0.6%)
JPMorgan Chase Nassau 3.32%, 10/3/05	14,541,873	14,541,873

Total Short-Term Investments (15.6%) (Amortized Cost $387,564,175)		387,562,697

Total Investments (114.7%) (Cost/Amortized Cost $2,597,413,767)		2,857,791,265
Other Assets Less Liabilities (-14.7%)		(366,240,660)

Net Assets (100%)		$2,491,550,605

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $79,076 or 0.00% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value September 30, 2005	Dividend Income	Realized Gain
Curis, Inc.	$14,621,690	$1,320,267	$—	$14,235,848	$—	$—
Curis, Inc. (Warrant) expiring, 10/14/09	31,265	—	—	—	—	—

	$14,652,955			$14,235,848	$—	$—

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,922,155,902
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,242,376,296

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,676,464
Aggregate gross unrealized depreciation	(102,816,466)

Net unrealized appreciation	$235,859,998

Federal income tax cost of investments	$2,621,931,267

At September 30, 2005, the Portfolio had loaned securities with a total value of $356,497,074. This was secured by collateral of $359,252,254 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,602,992, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $42,182 as brokerage commissions with Bernstein (Sanford C.) & Co., $3,608 with Legg Mason Good-Walker and $644 with Bank of America, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,115,426,409 of which $530,983,481 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 which expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.6%)
Asset Backed Securities (5.5%)
Ameriquest Mortgage Securities, Inc., Series 03-1 A2
4.240%, 2/25/33 (l)	$14,668	$14,672
Series 03-2 A
4.240%, 3/25/33 (l)	26,506	26,519
Amortizing Residential Collateral Trust, Series 02-BC3M A
4.100%, 6/25/32 (l)	96,447	96,543
Series 02-BC4 A
4.120%, 7/25/32 (l)	8,882	8,798
Argent Securities, Inc., Series 03-W3 AV1B
4.280%, 9/25/33 (l)	222,268	223,251
Asset Backed Securities Corp. Home Equity, Series 04-HE10 1A
3.990%, 9/25/34 (l)	243,819	243,831
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
4.160%, 10/25/32 (l)	24,724	24,763
Series 03-2 A2
4.280%, 3/25/43 (l)	271,994	272,381
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43 § (l)	349,978	351,953
Centex Home Equity, Series 03-C AV
4.130%, 9/25/33 (l)	30,177	30,192
Chase Funding Loan Acquisition Trust, Series 03-C1 2A2
4.160%, 1/25/33 (l)	879,974	881,166
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,875,286
Chase Manhattan Auto Owner Trust, Series 05-A A3
3.870%, 6/15/09	8,800,000	8,709,254
Citibank Credit Card Issuance Trust, Series 00-A1 A1
6.900%, 10/15/07	5,200,000	5,206,548
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,373,942
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,535,443
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,026,238
Countrywide Asset-Backed Certificates, Series 04-12 2AV1
3.980%, 1/25/24 (l)	522,396	522,424
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2 A2
6.300%, 11/11/30	1,155,000	1,202,907
Series 01-HE17 A1
4.140%, 1/25/32 (l)	57,531	57,978
Series 02-9 2X
2.478%, 3/25/32† §	121,978	122,172
Series 02-P2A-A21
2.170%, 3/25/32 † §	161,697	160,595
Series 02-P3 A
4.380%, 8/25/33 † § (l)	255,393	256,795
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,886,267
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,690,212
First Franklin Mortgage Loan Asset Backed Certificates, Series 03-FF5 A2
2.820%, 3/25/34 (l)	$367,539	$367,873
Ford Credit Auto Owner Trust, Series 05-B A3
4.170%, 1/15/09	7,150,000	7,112,232
Series 05-C A3
4.300%, 8/15/09	7,525,000	7,491,138
Goldman Sachs AMP Trust, Series 02-NC1 A2
4.150%, 7/25/32 (l)	4,114	4,140
Home Equity Asset Trust, Series 02-1 A4
4.130%, 11/25/32 (l)	1,540	1,541
Household Mortgage Loan Trust, Series 02-HC1 A
4.096%, 5/20/32 (l)	125,617	125,759
Irwin Home Equity, Series 03-C 2A
4.350%, 6/25/28 (l)	67,896	67,932
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,151,370
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,856,318
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,817,008
MBNA Master Credit Card Trust, Series 96-M A
3.920%, 4/15/09 (l)	7,055,000	7,062,694
Morgan Stanley ABS Capital I, Series 03-HE2 A2
4.170%, 8/25/33 (l)	152,568	152,715
Series 04-HE9 A3A
3.980%, 11/25/34 (l)	372,395	372,407
Morgan Stanley Dean Witter Capital I, Series 02-HE1 A2
4.160%, 7/25/32 (l)	4,383	4,420
Quest Trust, Series 03-X3 A1
4.310%, 2/25/34 § (l)	208,635	208,647
Renaissance Home Equity Loan Trust, Series 03-2A
4.270%, 8/25/33 (l)	115,212	115,553
Series 03-3 A
4.330%, 12/25/33 (l)	539,715	542,945
Residential Accredit Loans, Inc., Series 03-QR19 CB1
5.750%, 10/25/33	1,254,998	1,264,088
Residential Asset Mortgage Products, Inc., Series 03-RS11 A11B
3.950%, 9/25/35	7,275,000	7,275,000
Series 05-EFC4 A1
4.160%, 12/25/33 (l)	456,171	457,269
Salomon Brothers Mortgage Securities VII, Series 02-CIT1 A
4.100%, 3/25/32 (l)	193,016	193,466
Saxon Asset Securities Trust, Series 02-1 AV2
4.100%, 1/25/32	30,155	30,192
Series 02-3 AV
4.230%, 12/25/32 (l)	4,953	4,953
SLM Student Loan Trust, Series 02-4 A3
3.950%, 6/15/11 (l)	132,796	133,006

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Series 04-6 A2
3.690%, 1/25/13 (l)	$5,105,559	$5,109,405
Series 04-9 A1
3.640%, 10/26/09 (l)	608,036	607,971
Structured Asset Securities Corp., Series 02-HF1 A
4.120%, 1/25/33 (l)	99,101	99,382
Series 03-AL2 A
3.356%, 1/25/31 §	1,102,408	1,006,492
USAA Auto Owner Trust, Series 04-3 A3
3.160%, 2/17/09	8,875,000	8,745,469
Whole Auto Loan Trust, Series 03-1 A3A
1.840%, 10/15/06	852,760	851,746

		112,033,261

Non-Agency CMO (7.1%)
Banc of America Alternative Loan Trust, Series 04-5 4A1
5.000%, 6/25/19	1,909,537	1,904,501
Series 04-6 4A1
5.000%, 7/25/19 (l)	1,962,499	1,946,026
Banc of America Commercial Mortgage, Inc., Series 01-1 A2
6.503%, 4/15/36	4,810,000	5,154,401
Bank of America Mortgage Securities, Series 02-K 2A1
5.522%, 10/20/32 (l)	106,611	106,792
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.784%, 6/25/31 (l)	2,729	2,722
Bear Stearns Alt-A Trust, Series 03-7 IIA2
4.110%, 2/25/34 (l)	378,664	378,705
Bear Stearns Commercial Mortgage Securities, Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,170,550
Chase Commercial Mortgage Securities Corp., Series 00-1 A2
7.757%, 4/15/32^	844,839	910,855
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,475,507
Series 99-2 A2
7.198%, 1/15/32	530,000	574,829
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,547,470
Commercial Mortgage Acceptance Corp., Series 98-C2 A2
6.030%, 9/15/30	5,083,380	5,201,219
Countrywide Alternative Loan Trust, Series 03-J3 2A1
6.250%, 12/25/33	587,213	595,417
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-R4 2A
6.500%, 1/25/34 §	529,970	538,940
DLJ Commercial Mortgage Corp., Series 98-CF1 A1B
6.410%, 2/18/31	3,366,873	3,469,253
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	288,686
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	4,074,495
First Horizon Asset Securities, Inc., Series 00-H 1A
7.000%, 9/25/30	4,876	4,863
First Republic Mortgage Loan Trust, Series 01-FRB1 A
5.368%, 11/15/31 (l)	$1,590,316	$1,596,724
GMAC Commercial Mortgage Securities, Inc., Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,286,868
Series 00-C2 A2
7.455%, 8/16/33	3,430,000	3,765,272
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,589,461
Series 99-2 A2
6.945%, 9/15/33	325,000	346,288
Series 99-C3 A2
7.179%, 8/15/36	3,557,148	3,803,276
Greenwich Capital Commercial Funding Corp., Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,198,860
GS Mortgage Securities Corp. II, Series 03-GSFL VI A1
3.919%, 11/15/15 § (l)	385,649	385,624
Series 98-C1 A3
6.140%, 10/18/30	6,115,383	6,311,366
GSR Mortgage Loan Trust, Series 04-9 4A1
4.068%, 8/25/34 (l)	8,314,139	8,112,317
Series 05-AR6 2A1
4.541%, 9/25/35 † (l)	3,100,000	3,065,899
Heller Financial Commercial Mortgage Asset Trust, Series 99-PH1 A1
6.500%, 5/15/31	54,883	55,707
Series 99-PH1 A2
6.847%, 5/15/31	475,000	502,756
Homebanc Mortgage Trust, Series 05-4 A1
3.939%, 10/25/35 (l)	4,533,076	4,533,076
Impac CMB Trust, Series 03-8 2A1
4.280%, 10/25/33 (l)	528,561	529,546
JP Morgan Chase Commercial Mortgage Securities Corp, Series 05-LDP2 A4
4.738%, 7/15/42 (l)	5,375,000	5,254,024
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,592,915
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,389,158
Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,593,769
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	1,425,000	1,476,128
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,689,234
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	1,861,333	1,831,102
Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	716,009	701,318
Morgan Stanley Capital I, Series 98-WF1 A2
6.550%, 3/15/30	2,968,403	3,064,565
Salomon Brothers Mortgage Securities VII, Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,314,909

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Sequoia Mortgage Trust, Series 03-4 2A1
4.146%, 7/20/33 (l)	$614,845	$615,440
Series 10-2A1
4.176%, 10/20/27 (l)	476,230	476,897
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS 1A1
4.150%, 10/25/35 (l)	6,312,055	6,312,055
Structured Asset Mortgage Investments, Inc., Series 02-AR3 A1
4.119%, 9/19/32 (l)	264,234	264,357
Structured Asset Securities Corp. Series 00-2A 7
4.130%, 1/21/09 § (l)	3,143,997	3,143,022
Series 01-3A 1A1
4.310%, 3/25/31 (l)	1,113	1,117
Series 02-HF2 A1
4.330%, 7/25/32 (l)	12,601	12,603
Series 02-HF2 A3
4.330%, 7/25/32 (l)	24,061	24,065
Wachovia Bank Commercial Mortgage Trust, Series 05-C17 APB
5.016%, 3/15/42	5,110,000	5,126,572
Washington Mutual, Inc., Series 00-3A
4.237%, 12/25/40 (l)	268,281	267,530
Series 02-AR10 A6
4.820%, 10/25/32 (l)	398,774	397,809
Series 02-AR6 A
4.265%, 6/25/42 (l)	552,358	557,430
Series 02-AR9 1A
4.137%, 8/25/42 (l)	743,483	743,169
Series 03-R1 A1
4.100%, 12/25/27 (l)	2,167,084	2,165,282
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.479%, 7/25/34 (l)	6,777,035	6,653,151

		143,095,892

Total Asset-Backed and Mortgage-Backed Securities		255,129,153

Consumer Discretionary (1.7%)
Automobiles (0.8%)
DaimlerChrysler AG
7.450%, 3/1/27	330,000	359,086
DaimlerChrysler NA Holdings Corp. 4.430%, 5/24/06 (l)	2,700,000	2,707,519
4.050%, 6/4/08^	200,000	195,311
Ford Motor Co.
7.450%, 7/16/31^	649,000	506,220
Ford Motor Credit Co.
6.875%, 2/1/06	8,495,000	8,529,762
5.800%, 1/12/09	3,400,000	3,172,475
General Motors Corp.
8.250%, 7/15/23^	630,000	489,825

		15,960,198

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.875%, 12/15/05	900,000	905,625
7.500%, 9/1/09^	500,000	540,295

		1,445,920

Household Durables (0.0%)
Lennar Corp.
5.125%, 10/1/10^ §	405,000	400,983
5.600%, 5/31/15 §	325,000	318,388
Pulte Homes, Inc.
6.375%, 5/15/33	$395,000	$376,771

		1,096,142

Media (0.7%)
Comcast Cable Communications, Inc.
6.375%, 1/30/06	1,190,000	1,197,790
Comcast Corp.
6.500%, 1/15/15	969,000	1,046,766
7.050%, 3/15/33^	560,000	623,251
5.650%, 6/15/35^	1,165,000	1,088,995
Continental Cablevision, Inc.
8.300%, 5/15/06	770,000	787,651
COX Communications, Inc.
7.125%, 10/1/12	115,000	125,095
Historic TW, Inc.
6.625%, 5/15/29	200,000	209,202
News America Holdings, Inc.
7.750%, 1/20/24	145,000	166,334
News America, Inc.
7.125%, 4/8/28	275,000	299,584
7.300%, 4/30/28	425,000	471,801
7.280%, 6/30/28	525,000	582,057
8.450%, 8/1/34	245,000	307,616
6.200%, 12/15/34^	970,000	971,465
TCI Communications, Inc.
7.875%, 8/1/13	130,000	150,307
7.875%, 2/15/26	1,070,000	1,276,956
7.125%, 2/15/28	360,000	400,426
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	11,416
6.950%, 1/15/28	2,910,000	3,153,174
Time Warner, Inc.
6.750%, 4/15/11	135,000	144,979
7.700%, 5/1/32	748,000	885,575
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	76,605

		13,977,045

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	610,000	651,096
May Department Stores Co.
7.875%, 3/1/30	160,000	190,730
6.700%, 7/15/34^	325,000	340,350
8.125%, 8/15/35	500,000	563,543

		1,745,719

Total Consumer Discretionary		34,225,024

Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Delhaize America, Inc.
7.375%, 4/15/06	750,000	760,349

Total Consumer Staples		760,349

Energy (0.3%)
Energy Equipment & Services (0.0%)
Halliburton Co.
7.600%, 8/15/96	525,000	630,894

Gas Utilities (0.1%)
Columbia Energy Group
6.800%, 11/28/05	2,000,000	2,007,523

Oil & Gas (0.2%)
Anadarko Finance Co.
7.500%, 5/1/31	455,000	559,539

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Conoco, Inc.
8.350%, 8/1/06	$280,000	$287,111
ConocoPhillips
7.000%, 3/30/29	30,000	36,118
Devon Financing Corp.
7.875%, 9/30/31	820,000	1,032,610
EnCana Corp.
6.500%, 8/15/34	375,000	420,721
Enterprise Products Operating LP
4.000%, 10/15/07	575,000	563,502
Petro-Canada
5.950%, 5/15/35	700,000	696,863
Tosco Corp.
7.250%, 1/1/07	400,000	412,934

		4,009,398

Total Energy		6,647,815

Financials (7.7%)
Capital Markets (0.2%)
Lehman Brothers Holdings, Inc.
7.000%, 2/1/08	340,000	356,928
Morgan Stanley
5.800%, 4/1/07^	1,025,000	1,041,762
3.875%, 1/15/09	1,898,000	1,850,123
5.300%, 3/1/13	300,000	302,987

		3,551,800

Commercial Banks (2.7%)
Bank of America Corp.
4.750%, 10/15/06	2,761,000	2,768,778
6.250%, 4/1/08	425,000	440,604
4.500%, 8/1/10^	3,260,000	3,226,569
Bank Of New York
3.800%, 2/1/08	1,200,000	1,179,085
Bank One NA/Illinois
3.700%, 1/15/08^	1,250,000	1,227,301
Bank One NA/Texas
6.250%, 2/15/08	1,000,000	1,036,959
BankBoston NA
6.375%, 4/15/08	625,000	650,231
Barclays Bank plc
6.278%, 12/31/49	30,000	29,558
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,949,226
HBOS plc
3.125%, 1/12/07 §	950,000	933,362
HBOS Treasury Services plc
3.600%, 8/15/07 §	780,000	766,234
3.500%, 11/30/07 §	1,285,000	1,256,364
HSBC Bank USA N.A.
3.870%, 6/7/07	7,625,000	7,551,937
3.875%, 9/15/09	2,300,000	2,234,041
HSBC Capital Funding LP
4.610%, 12/31/49 § (l)	550,000	526,149
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10	3,950,000	3,904,156
National City Bank/Indiana
3.300%, 5/15/07	500,000	489,799
National City Bank/Ohio
3.375%, 10/15/07	1,325,000	1,302,441
National Westminster Bank plc/ United Kingdom
7.375%, 10/1/09	725,000	796,441
Rabobank Capital Funding II
5.260%, 12/31/49 § (l)	780,000	782,180
Riggs Capital Trust
8.625%, 12/31/26 § (b)	2,000,000	2,167,850
Royal Bank of Scotland Group plc
7.648%, 8/31/49 (l)	$900,000	$1,094,102
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 § (l)	1,575,000	1,567,427
SunTrust Bank
4.415%, 6/15/09	980,000	971,228
SunTrust Banks, Inc.
3.625%, 10/15/07^	845,000	828,401
4.000%, 10/15/08	895,000	877,334
U.S. Bancorp
3.950%, 8/23/07^	100,000	98,942
U.S. Bank N.A.
2.870%, 2/1/07	555,000	543,192
2.400%, 3/12/07	825,000	800,973
4.400%, 8/15/08	3,775,000	3,754,702
Wachovia Bank NA/Old
4.375%, 8/15/08	3,200,000	3,182,179
Wachovia Corp.
6.300%, 4/15/08 (l)	1,165,000	1,213,738
Wells Fargo & Co.
4.000%, 8/15/08	720,000	708,983
4.200%, 1/15/10	1,950,000	1,911,606
4.625%, 8/9/10^	2,390,000	2,378,088

		55,150,160

Consumer Finance (0.5%)
General Motors Acceptance Corp.
4.677%, 5/18/06 (l)	1,200,000	1,193,639
4.509%, 1/16/07 (l)	4,900,000	4,815,735
4.670%, 3/20/07 (l)	1,130,000	1,106,286
6.875%, 8/28/12^	300,000	268,487
8.000%, 11/1/31	411,000	358,872
Household Finance Corp.
4.750%, 5/15/09	450,000	448,752
HSBC Finance Corp.
6.450%, 2/1/09	65,000	68,072
SLM Corp.
5.630%, 4/10/07^	1,075,000	1,091,556

		9,351,399

Diversified Financial Services (3.5%)
Associates Corp. of North America
6.250%, 11/1/08	650,000	680,006
6.875%, 11/15/08	4,100,000	4,365,069
BAE Systems Holdings, Inc.
5.200%, 8/15/15 §	1,570,000	1,548,397
Belvoir Land LLC
5.270%, 12/15/47 §	825,000	791,307
Citicorp
7.750%, 6/15/06^	25,000	25,527
Citigroup, Inc.
3.500%, 2/1/08	2,615,000	2,552,190
3.625%, 2/9/09	980,000	949,498
6.200%, 3/15/09	905,000	948,662
4.125%, 2/22/10	6,580,000	6,425,061
4.625%, 8/3/10	485,000	481,934
5.850%, 12/11/34	550,000	575,298
Eksportfinans A/S
3.375%, 1/15/08	4,070,000	3,977,835
General Electric Capital Corp.
3.450%, 7/16/07	700,000	685,966
3.450%, 1/15/08 (l)	13,175,000	13,053,065
4.130%, 3/4/08	2,740,000	2,713,389
3.600%, 10/15/08	190,000	184,719
4.125%, 9/1/09	8,255,000	8,100,896
Goldman Sachs Group, Inc.
4.300%, 6/28/10^	10,000,000	10,023,550

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Irwin Land LLC
5.300%, 12/15/35	$1,195,000	$1,159,688
JPMorgan Chase & Co.
5.250%, 5/30/07	435,000	440,114
4.000%, 2/1/08^	740,000	730,236
6.375%, 2/15/08	775,000	804,821
MassMutual Global Funding II
2.550%, 7/15/08 §	850,000	802,929
Nationwide Building Society
2.625%, 1/30/07 §	375,000	365,797
3.500%, 7/31/07 §	1,975,000	1,936,795
4.250%, 2/1/10 §	295,000	288,830
New York Life Global Funding
3.875%, 1/15/09 §	775,000	756,274
Pemex Finance Ltd.
9.030%, 2/15/11	100,000	111,063
Pricoa Global Funding I
4.350%, 6/15/08§	1,275,000	1,262,923
Racers, Series 97-R-8-3
4.090%, 8/15/07 † § (b) (l)	800,000	768,255
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	1,895,000	1,862,844
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	340,397
USAA Capital Corp.
4.000%, 12/10/07 §	975,000	963,234

		70,676,569

Insurance (0.6%)
Allstate Financial Global Funding
6.150%, 2/1/06 §	1,350,000	1,357,891
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	2,140,000	2,095,997
4.125%, 1/15/10	2,015,000	1,973,205
4.750%, 5/15/12 §	1,025,000	1,013,446
Liberty Mutual Group
6.500%, 3/15/35 §	680,000	630,650
Marsh & McClennan Companies, Inc.
5.750%, 9/15/15	710,000	702,573
Metlife, Inc.
5.700%, 6/15/35	775,000	770,414
Metropolitan Life Global Funding
4.750%, 6/20/07 §	200,000	200,377
Monument Global Funding II
3.450%, 11/30/07 §	1,050,000	1,029,968
Monumental Global Funding III
5.200%, 1/30/07 §	1,175,000	1,182,101
Platinum Underwriters Finance, Inc.
7.500%, 6/1/17 §	1,050,000	1,047,415
Protective Life Secured Trust
3.700%, 11/24/08	730,000	713,771
XL Capital Ltd.
6.375%, 11/15/24	275,000	281,253

		12,999,061

Real Estate (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11	270,000	290,641
4.950%, 3/15/13	550,000	540,138
ERP Operating LP
6.625%, 3/15/12	445,000	481,598
Rouse Co. (REIT)
3.625%, 3/15/09	1,160,000	1,084,303

		2,396,680

Thrifts & Mortgage Finance (0.1%)
World Savings Bank FSB
4.125%, 3/10/08	$1,125,000	$1,109,259

Total Financials		155,234,928

Government Securities (77.7%)
Agency CMO (9.8%)
Federal Home Loan Mortgage Corp.
5.000%, 11/15/17	2,660,000	2,656,991
4.500%, 8/1/19	93,109	91,241
4.500%, 11/1/19	1,826,894	1,790,239
4.500%, 2/1/20	27,298	26,741
5.000%, 2/1/20	550,913	549,666
4.500%, 3/1/20	25,048	24,545
4.500%, 4/1/20	1,983,613	1,943,107
5.000%, 4/1/20	80,497	80,312
4.500%, 5/1/20	2,642,807	2,588,840
5.000%, 7/1/20	1,261,508	1,258,652
5.500%, 3/1/23	93,622	94,281
4.118%, 12/15/29 (l)	44,278	44,602
6.000%, 12/15/29	46,551	46,554
5.500%, 1/15/31	3,900,000	3,956,275
5.500%, 11/1/31	1,610,312	1,612,566
5.500%, 11/1/32	834,549	835,717
5.500%, 1/1/33	145,531	145,712
5.500%, 2/1/33	956,642	957,831
5.500%, 3/1/33	57,543	57,603
5.500%, 4/1/33	88,688	88,781
5.500%, 5/1/33	29,808	29,839
5.500%, 4/15/35	4,724,760	4,804,590
5.500%, 6/15/35	3,916,087	3,979,366
6.500%, 7/25/43	1,355,267	1,396,294
Federal National Mortgage Association
3.500%, 4/25/17	985,108	977,113
5.000%, 3/25/18	1,190,000	1,184,251
4.500%, 9/25/18	1,500,000	1,450,746
5.500%, 5/25/27	8,634,194	8,727,701
5.500%, 11/1/32	98,891	98,944
5.500%, 1/1/33	1,422,368	1,423,129
5.500%, 2/1/33	1,665,754	1,666,607
5.500%, 6/1/33	3,681,328	3,684,250
5.500%, 7/1/33	179,336	179,419
5.500%, 8/1/33	194,179	194,269
5.310%, 8/25/33	2,900,000	2,859,655
5.500%, 10/1/33	707,580	707,960
5.500%, 11/1/33	1,271,608	1,272,198
5.500%, 12/1/33	551,928	552,184
5.500%, 12/25/33	4,162,423	4,183,038
5.500%, 2/1/34	12,812,791	12,818,595
5.500%, 3/1/34	2,328,767	2,328,936
5.500%, 4/1/34	13,140,931	13,146,171
5.500%, 5/1/34	12,517,014	12,520,457
5.500%, 6/1/34	18,247,537	18,249,023
5.500%, 7/1/34	17,478,245	17,480,281
6.500%, 7/25/34	2,475,804	2,568,859
5.500%, 8/1/34	725,034	725,370
5.500%, 9/1/34	178,608	178,621
5.500%, 11/1/34	1,055,487	1,055,563
5.500%, 12/1/34	589,597	589,639
5.500%, 1/1/35	930,676	930,744
5.500%, 2/1/35	23,561,344	23,562,877
5.500%, 3/1/35	3,473,916	3,473,717
3.760%, 3/25/35	4,604,055	4,606,575
5.500%, 5/1/35	2,382,486	2,382,639
5.500%, 6/1/35	11,073,511	11,072,323
5.500%, 7/1/35	3,861,409	3,860,927
5.500%, 8/25/35	1,562,501	1,576,051

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Government National Mortgage Association
6.500%, 6/20/32		$185,178	$193,601
Small Business Administration Participation Certificates
4.930%, 1/1/24		908,151	913,253
4.340%, 3/1/24		5,594,385	5,441,261
4.625%, 2/1/25		488,386	481,637

			198,378,929

Foreign Governments (3.6%)
Federative Republic of Brazil
4.250%, 4/15/06 (l)		550,400	550,730
11.500%, 3/12/08^		100,000	113,950
11.500%, 3/12/08		1,130,000	1,289,556
4.250%, 4/15/09 (l)		307,692	305,384
4.310%, 4/15/09 (l)		1,223,612	1,214,435
9.760%, 6/29/09 (l)		2,000,000	2,351,700
11.000%, 1/11/12		2,100,000	2,573,550
4.310%, 4/15/12 (l)		2,443,444	2,403,860
8.875%, 10/14/19		3,600,000	3,909,600
8.875%, 4/15/24		150,000	160,800
11.000%, 8/17/40		4,500,000	5,503,500
Government of Chile
5.500%, 1/15/13		1,000,000	1,041,900
Government of Croatia
4.750%, 7/31/06 (l)		20,653	20,694
4.750%, 7/31/10 (l)		1,029,545	1,035,722
Government of France
4.750%, 4/25/35	EUR	2,150,000	3,128,505
Israel Government AID Bond
5.500%, 4/26/24		$1,950,000	2,084,322
5.500%, 9/18/33		1,945,000	2,093,915
Japan Financial Corp. for Municipal Enterprises
4.625%, 4/21/15		2,200,000	2,186,043
Kingdom of Spain
5.750%, 7/30/32	EUR	2,200,000	3,623,467
Republic of Italy
0.375%, 10/10/06	JPY	148,000,000	1,309,480
3.800%, 3/27/08	JPY	364,000,000	3,484,916
Republic of Panama
8.250%, 4/22/08		$100,000	107,875
9.625%, 2/8/11		350,000	420,123
Republic of Peru
9.125%, 1/15/08		400,000	432,000
9.125%, 2/21/12		1,493,000	1,791,600
5.000%, 3/7/17 (l)		98,000	95,060
5.000%, 3/7/17 (l)		1,599,000	1,579,012
Republic of South Africa
7.375%, 4/25/12		60,000	67,896
6.500%, 6/2/14^		1,480,000	1,616,900
Russian Federation
10.000%, 6/26/07 (m)		2,800,000	3,046,960
8.250%, 3/31/10 (m)		3,250,000	3,519,750
5.000%, 3/31/30 (m)(e)		11,060,000	12,707,940
Swedish Export Credit AB
2.875%, 1/26/07		850,000	832,924
United Mexican States
4.270%, 1/13/09 (l)		950,000	966,150
10.375%, 2/17/09		2,550,000	2,988,600
8.125%, 12/30/19		1,180,000	1,430,750
8.000%, 9/24/22^		1,175,000	1,427,625

			73,417,194

Municipal Bonds (0.7%)
California State Economic Recovery
7.040%, 7/1/12 § (l)		800,000	944,896
Clark County School District
7.740%, 6/15/13 § (l)		505,000	617,898
Cook County, Illinois, Series B
5.000%, 11/15/12		$1,245,000	$1,351,012
Energy NorthWest Washington Electricity Revenue
7.990%, 7/1/14 § (l)		500,000	617,460
Florida State Board of Education
5.000%, 6/1/33		320,000	334,851
Florida State Turnpike Authority
5.000%, 7/1/33		80,000	83,151
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		730,000	838,485
7.900%, 6/1/42		230,000	288,864
Honolulu, Hawaii City & County Board
5.000%, 7/1/10		700,000	751,142
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	167,472
Mashantucket Western Pequot Tribe
5.912%, 9/1/21 §		370,000	367,416
Michigan State Building Authority
5.250%, 10/15/12		1,550,000	1,712,610
New Jersey State Transportation Trust Fund Authority
6.900%, 6/15/11§ (l)		775,000	876,711
New York City Municipal Water Finance Authority
5.000%, 6/15/29		300,000	310,848
7.010%, 6/15/34 § (l)		260,000	278,086
7.260%, 6/15/34 § (l)		100,000	110,090
New York State Environmental Facilities Corp.
5.000%, 6/15/32		210,000	218,971
Salt River Project Agricultural Improvement & Power District/Arizona
5.000%, 1/1/31		350,000	363,975
San Francisco/CA City & County Public Utilities Commission, Water Revenue
5.000%, 11/1/32		300,000	312,495
South Carolina Transportation Infrastructure
5.000%, 10/1/33		190,000	197,608
State of California Economic Recovery
7.540%, 7/1/13 § (l)		125,000	151,388
Tobacco Settlement Financing Corp./NJ
6.000%, 6/1/37		250,000	267,028
6.750%, 6/1/39		795,000	924,370
6.250%, 6/1/43		1,930,000	2,178,796

			14,265,623

Supranational (0.2%)
European Investment Bank
3.000%, 9/20/06	JPY	100,000,000	906,361
Export-Import Bank of China
5.250%, 7/29/14 §		$3,700,000	3,736,641

			4,643,002

U.S. Government Agencies (37.8%)
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08		11,184	11,490
4.000%, 6/1/10		1,452,898	1,425,883
4.000%, 9/1/20		99,991	96,043
4.625%, 5/28/13		850,000	824,329
6.000%, 1/1/14		51,454	52,882
5.500%, 2/1/14		531,351	539,902
6.000%, 7/1/14		29,168	29,983
6.000%, 2/1/17		1,040,588	1,069,190
6.000%, 3/1/17		9,590	9,853
6.500%, 3/1/17		105,552	108,985
6.000%, 4/1/17		891,498	915,933
6.000%, 5/1/17		9,110	9,360

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 7/1/17	$150,558	$154,748
6.000%, 8/1/17	170,916	175,609
5.500%, 11/1/17	190,635	193,497
5.000%, 2/1/19	467,001	465,944
4.500%, 4/1/19	357,866	350,686
4.000%, 5/1/19	40,590	39,006
4.500%, 5/1/19	2,175,970	2,132,311
4.500%, 6/1/19	746,343	731,719
5.000%, 4/1/20	83,990	83,797
5.000%, 5/1/20	91,729	91,518
5.000%, 6/1/20	1,422,177	1,418,930
5.000%, 7/1/20	2,380,221	2,374,758
4.500%, 8/1/20	4,210,860	4,126,374
5.000%, 9/1/20	15,100,000	15,065,257
6.500%, 4/1/31	2,058	2,116
5.629%, 11/1/31 (l)	133,931	135,876
5.500%, 10/15/33	2,997,596	3,041,555
5.000%, 4/1/34	5,917,106	5,799,680
5.000%, 9/1/35	6,900,000	6,754,669
4.500%, 10/15/20 TBA	1,400,000	1,370,687
5.500%, 10/15/20 TBA	300,000	304,313
5.500%, 10/15/35 TBA	90,400,000	90,400,000
Federal National Mortgage Association
2.350%, 4/29/06	6,640,000	6,568,753
3.651%, 9/7/06 (l)	18,300,000	18,291,161
4.000%, 10/16/06	7,200,000	7,170,898
2.710%, 1/30/07	12,775,000	12,502,279
2.350%, 4/5/07	6,220,000	6,037,182
3.125%, 3/16/09^	2,180,000	2,081,130
4.750%, 2/21/13	775,000	769,647
7.000%, 4/1/15	128,540	134,328
5.125%, 5/27/15	3,800,000	3,755,985
6.000%, 3/1/16	21,662	22,289
6.000%, 4/1/16	2,876	2,959
7.000%, 4/1/16	152,989	159,878
6.000%, 8/1/16	104,403	107,412
5.500%, 2/1/17	754,369	765,728
6.000%, 5/1/17	24,187	24,884
5.500%, 6/1/17	223,913	227,248
5.500%, 8/1/17	181,544	184,248
6.000%, 8/1/17	13,314	13,697
5.500%, 10/1/17	163,209	165,667
5.500%, 12/1/17	12,536	12,725
5.000%, 1/1/18	4,494,859	4,485,871
6.000%, 1/1/18	11,809	12,149
5.000%, 3/1/18	5,480,110	5,469,461
4.500%, 4/1/18	496,398	486,950
5.500%, 4/1/18	1,678,371	1,703,331
4.500%, 5/1/18	741,920	728,099
5.000%, 6/1/18	779,128	777,614
4.500%, 10/1/18	412,259	404,413
5.000%, 10/1/18	25,899	25,849
5.500%, 10/1/18	17,784	18,048
5.500%, 11/1/18	7,641,676	7,756,741
5.000%, 1/1/19	823,824	822,223
4.500%, 2/1/19	971,361	951,525
5.500%, 3/1/19	731,019	741,983
5.000%, 5/1/19	632,827	631,386
5.000%, 6/1/19	81,478	81,292
5.500%, 7/1/19	39,037	39,618
5.000%, 12/1/19	10,956,386	10,931,796
4.849%, 1/1/28 (l)	348,727	356,851
6.000%, 8/25/28	3,730,753	3,776,853
6.500%, 2/1/31	2,892	2,981
6.500%, 8/1/31	977	1,007
7.000%, 8/1/31	76,183	79,744
7.000%, 3/1/32	149,653	156,651
7.000%, 4/1/32	285,061	298,404
6.500%, 6/1/32	$432,002	$445,120
7.000%, 7/1/32	83,302	87,201
6.500%, 8/1/32	373,117	384,648
6.500%, 9/1/32	3,308,896	3,409,373
7.000%, 10/1/32	84,247	88,188
5.500%, 11/1/32	567,737	568,041
6.500%, 11/1/32	391,048	402,922
6.500%, 12/1/32	101,983	105,080
5.500%, 2/1/33	1,067,435	1,068,006
6.500%, 2/1/33	119,658	123,160
3.765%, 3/1/33 (l)	327,921	330,220
5.500%, 3/1/33	287,895	288,028
5.119%, 4/1/33 (l)	369,618	373,712
5.500%, 4/1/33	3,401,408	3,402,985
5.500%, 6/1/33	35,488,712	35,505,166
5.500%, 10/1/33	745,434	745,780
6.500%, 10/1/33	15,548	16,003
5.500%, 1/25/34	4,018,780	4,061,585
5.500%, 2/1/34	1,707,518	1,707,641
6.000%, 2/1/34	6,282,320	6,388,344
5.500%, 3/1/34	7,049,962	7,050,473
5.500%, 4/1/34	5,276,022	5,275,490
5.500%, 5/1/34	7,977,701	7,978,279
5.500%, 6/1/34	2,776,949	2,777,151
5.500%, 7/1/34	1,325,009	1,325,105
6.500%, 7/1/34	162,834	167,609
5.500%, 8/1/34	419,178	419,208
5.500%, 9/1/34	23,987,333	23,984,335
6.500%, 9/1/34	653,782	672,953
7.000%, 9/1/34	129,153	135,181
5.500%, 11/1/34	41,779,610	41,782,460
5.500%, 1/1/35	71,856,276	71,861,483
5.500%, 2/1/35	52,194,728	52,212,108
5.500%, 2/25/35	3,430,000	3,481,012
5.500%, 3/1/35	29,568,828	29,565,131
5.500%, 4/1/35	3,887,698	3,887,212
4.984%, 5/1/35 (l)	13,574,884	13,618,992
5.500%, 8/1/35	4,942,814	4,942,196
5.540%, 12/1/40 (l)	400,486	412,638
4.500%, 10/25/20 TBA	5,000,000	4,895,310
5.000%, 10/25/20 TBA	26,100,000	26,026,607
5.500%, 10/25/20 TBA	34,100,000	34,590,187
4.500%, 10/25/35 TBA	2,200,000	2,096,875
5.000%, 10/25/35 TBA	47,300,000	46,294,875
5.500%, 10/25/35 TBA	57,000,000	56,964,375
6.000%, 10/25/35 TBA	13,900,000	14,130,212
Government National Mortgage Association
3.750%, 7/20/27 (l)	12,550	12,717
3.750%, 7/20/27 (l)	8,462	8,595
6.000%, 11/15/28	34,947	35,801
6.000%, 1/15/29	88,218	90,462
6.000%, 2/15/29	33,958	34,788
6.500%, 5/15/29	42,799	44,533
6.000%, 6/15/29	32,478	33,272
7.000%, 4/15/31	23,796	25,027
7.000%, 9/15/31	85,424	89,861
7.000%, 10/15/31	12,766	13,426
6.000%, 11/15/31	23,187	23,757
6.000%, 12/15/31	143,517	147,045
7.000%, 2/15/32	49,302	51,849
7.000%, 4/15/32	47,415	49,864
6.000%, 5/15/32	10,180	10,429
7.000%, 5/15/32	54,935	57,781
6.000%, 11/15/32	436,299	446,987
6.000%, 1/15/33	20,802	21,311
7.000%, 2/15/33	121,176	127,407
6.000%, 3/15/33	1,121,213	1,148,660
5.500%, 4/15/33	217,498	219,638

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Housing Urban Development
5.380%, 8/1/18	$1,660,000	$1,694,081
Resolution Funding Corp.
(Zero Coupon), 7/15/18	75,000	40,866
(Zero Coupon), 10/15/18	75,000	40,333
Small Business Administration
4.504%, 2/1/14	1,011,763	1,007,142
4.524%, 2/10/13	1,195,337	1,190,428
4.628%, 3/10/13	881,426	881,413

		763,641,954

U.S. Treasuries (25.5%)
U.S. Treasury Bonds
10.375%, 11/15/12^	6,280,000	7,060,585
8.125%, 8/15/19^	2,175,000	2,969,469
8.500%, 2/15/20^	9,680,000	13,668,838
8.750%, 8/15/20^	9,670,000	13,995,439
7.875%, 2/15/21^	500,000	680,117
8.000%, 11/15/21^	8,940,000	12,375,615
7.125%, 2/15/23^	23,100,000	29,972,250
6.250%, 8/15/23^	32,165,000	38,461,041
6.000%, 2/15/26^	15,415,000	18,180,066
5.500%, 8/15/28^	2,155,000	2,421,345
5.375%, 2/15/31^	12,350,000	13,835,853
Inflation Indexed
2.375%, 1/15/25^	7,537,348	8,063,787
U.S. Treasury Notes
2.875%, 11/30/06^	101,750,000	100,291,312
3.125%, 1/31/07^	67,350,000	66,450,271
3.875%, 3/31/07^	8,400,000	8,346,190
3.625%, 4/30/07^	5,860,000	5,810,553
3.625%, 6/30/07^	16,595,000	16,436,833
3.875%, 7/31/07	28,690,000	28,537,599
4.125%, 8/15/08^	4,890,000	4,882,743
3.375%, 9/15/09^	600,000	582,047
4.000%, 8/31/07^	17,765,000	17,704,635
4.000%, 9/30/07	40,370,000	40,234,397
3.875%, 9/15/10^	160,000	157,737
4.000%, 3/15/10^	23,800,000	23,588,037
4.250%, 11/15/13^	14,400,000	14,337,562
4.250%, 8/15/15^	25,490,000	25,330,687

		514,375,008

Total Government Securities		1,568,721,710

Health Care (0.2%)
Health Care Providers & Services (0.2%)
HCA, Inc.
7.125%, 6/1/06	2,500,000	2,532,237
WellPoint, Inc.
5.950%, 12/15/34	930,000	969,581

		3,501,818

Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	172,619

Total Health Care		3,674,437

Industrials (0.4%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	1,045,000	1,441,742
7.200%, 5/1/36	170,000	208,715
Northrop Grumman Corp.
4.079%, 11/16/06	1,855,000	1,845,365
7.125%, 2/15/11	255,000	281,811
7.750%, 2/15/31	275,000	355,151

		4,132,784

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 3/15/11^	$850,000	$858,897
Delta Air Lines, Inc.,
Series 00-1
7.570%, 11/18/10	500,000	482,794
Series 00-2
7.190%, 4/1/11 (h)	513,093	502,831
Series 01-1
6.602%, 9/1/13 (h)	453,625	442,983

		2,287,505

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,089,986

Road & Rail (0.0%)
Canadian National Railway Co.
4.400%, 3/15/13	100,000	96,740
Union Pacific Corp.
6.250%, 5/1/34	675,000	732,056

		828,796

Total Industrials		8,339,071

Materials (0.3%)
Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35	675,000	661,923

Paper & Forest Products (0.3%)
Fort James Corp.
6.875%, 9/15/07^	3,000,000	3,090,000
Georgia-Pacific Corp.
7.500%, 5/15/06	465,000	470,232
GP Canada Financial Co.
7.200%, 12/15/06 § (b)	1,200,000	1,221,000

		4,781,232

Total Materials		5,443,155

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
9.050%, 11/15/11	38,000	42,797
9.750%, 11/15/31	698,000	883,842
BellSouth Corp.
4.258%, 4/26/06 §	4,750,000	4,743,312
Citizens Communications Co.
9.000%, 8/15/31	65,000	65,894
Deutsche Telekom International Finance BV
8.250%, 6/15/30	340,000	438,946
France Telecom S.A.
8.500%, 3/1/31	155,000	207,724
GTE Corp.
6.940%, 4/15/28	225,000	245,960
MCI, Inc.
7.688%, 5/1/09	1,500,000	1,556,250
New England Telephone & Telegraph
7.880%, 11/15/29	25,000	29,090
Qwest Corp.
7.630%, 6/15/15	1,580,000	1,613,575
SBC Communications, Inc.
4.389%, 6/5/21 §	4,450,000	4,444,571
6.450%, 6/15/34^	545,000	576,073
6.150%, 9/15/34^	75,000	76,752
Sprint Capital Corp.
6.875%, 11/15/28	270,000	298,263
8.750%, 3/15/32	1,210,000	1,622,523

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Telecom Italia Capital S.A.
4.950%, 9/30/14 §		$300,000	$290,320
6.000%, 9/30/34^ §		1,275,000	1,249,429
Telefonica Europe BV
8.218%, 8/1/15		550,000	620,023
Verizon Global Funding Corp.
7.750%, 6/15/32		425,000	518,796
Verizon Maryland, Inc.
5.125%, 6/15/33		465,000	402,543
Verizon New Jersey, Inc.
5.875%, 1/17/12		1,040,000	1,074,424

			21,001,107

Wireless Telecommunication Services (0.2%)
Vodafone Group plc
7.750%, 2/15/10		1,985,000	2,214,107
5.000%, 9/15/15		725,000	719,488

			2,933,595

Total Telecommunication Services			23,934,702

Utilities (0.7%)
Electric Utilities (0.6%)
Appalachian Power Co.
3.600%, 5/15/08		650,000	632,148
Dayton Power & Light Co.
5.130%, 10/1/13		900,000	905,680
Dominion Resources, Inc.
5.125%, 12/15/09		150,000	151,289
7.200%, 9/15/14		315,000	354,015
FirstEnergy Corp.
7.375%, 11/15/31		340,000	398,775
Florida Power & Light
4.950%, 6/1/35		875,000	811,079
Florida Power Corp.
5.900%, 3/1/33		275,000	284,547
Jersey Central Power & Light Co.
7.500%, 5/1/23		1,620,000	1,659,347
Pepco Holdings, Inc.
6.450%, 8/15/12		2,130,000	2,278,282
Progress Energy, Inc.
7.750%, 3/1/31		705,000	850,130
Scottish Power, plc
4.910%, 3/15/10		1,100,000	1,099,360
5.380%, 3/15/15		805,000	811,913
TXU Corp.
6.500%, 11/15/24^		500,000	468,389
Virginia Electric & Power Co.
5.750%, 3/31/06		345,000	347,120

			11,052,074

Multi-Utilities & Unregulated Power (0.1%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		250,000	246,986
Dominion Resources, Inc.
5.950%, 6/15/35		150,000	146,533
GPU, Inc.
7.700%, 12/1/05		1,200,000	1,206,121
Ipalco Enterprises, Inc.
8.375%, 11/14/08		190,000	201,400
PSEG Power LLC
6.950%, 6/1/12		400,000	436,386
Texas Eastern Transmission LP
5.250%, 7/15/07		120,000	120,982

			2,358,408

Total Utilities			13,410,482

Total Long-Term Debt Securities (102.8%) (Cost $2,086,271,986).			2,075,520,826

PREFERRED STOCK
Government Securities (0.1%)
U.S. Government Agency (0.1%)
Fannie Mae
7.000% (l) (Cost $1,550,000)		31,000	$1,699,188

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (4.3%)
Bank of Ireland
3.78%, 12/13/05§ (b) (p)		$8,200,000	8,136,696
Danske Corp.
3.77%, 12/15/05 (p)		27,300,000	27,084,603
3.83%, 12/27/05 (p)		3,000,000	2,972,190
Rabobank USA Fin. Corp.
3.88%, 10/3/05 (p)		8,600,000	8,597,219
Skandinaviska Enskilda Banken
3.83%, 12/22/05 § (b) (p)		800,000	792,992
Societe Generale North America, Inc.
3.78%, 11/1/05 (p)		1,600,000	1,594,638
3.93%, 1/27/06 (p)		8,000,000	7,897,520
UBS Finance Delaware LLC
3.66%, 12/7/05 (p)		2,100,000	2,085,578
3.73%, 12/8/05 (p)		20,500,000	20,354,655
3.89%, 1/12/06 (p)		5,600,000	5,537,840
3.93%, 1/27/06 (p)		2,100,000	2,073,099

Total Commercial Paper			87,127,030

Government Securities (6.1%)
Dutch Treasury Certificates
1.94%, 11/30/05 (p)	EUR	4,900,000	5,888,645
1.91%, 12/15/05 (p)	EUR	900,000	1,080,666
Federal National Mortgage Association
3.50%, 10/3/05 (o)(p)		$104,300,000	104,269,579
Government of France
2.01%, 11/17/05 (p)		7,800,000	9,378,985
1.98%, 1/5/06 (p)		200,000	239,852
U.S. Treasury Bills
3.10%, 12/1/05 #(a)(p)		2,040,000	2,029,157
3.13%, 12/15/05^#(p)		270,000	268,227

Total Government Securities			123,155,111

Short-Term Investments of Cash Collateral for Securities Loaned (6.2%)
Banesto S.A. Madrid
3.75%, 11/14/05		7,103,361	7,103,361
Bavaria TRR Corp.
3.76%, 10/12/05		3,035,101	3,035,101
Cantor Fitzgerald Securities
3.94%, 10/3/05		57,947,869	57,947,869
Cedar Springs Capital Company LLC
3.62%, 10/25/05		1,014,907	1,014,907
3.63%, 10/27/05		3,518,650	3,518,650
Charta LLC
3.83%, 11/8/05		1,312,494	1,312,494
Citigroup Global Markets, Inc.
3.99%, 10/3/05		5,175,306	5,175,306
Crown Point Capital Co.
3.77%, 10/18/05		4,046,769	4,046,769
Deutsche Bank London
3.84%, 11/30/05		2,588,069	2,588,069
Greenwich Capital Markets, Inc.
4.01%, 10/3/05		10,147,659	10,147,659
Hartford Life, Inc.
3.82%, 10/2/06		811,813	811,813

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note1)
ING Bank N.V., Amsterdam
3.72%, 11/28/05	$1,522,149	$1,522,149
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	355,168	355,168
Mane Funding Corp.
3.77%, 10/19/05	3,540,552	3,540,552
Morgan Stanley Bank
3.80%, 11/1/05	7,610,744	7,610,744
New York Life Insurance Co.
3.80%, 1/3/06	2,536,915	2,536,915
Royal Bank of Canada
3.77%, 11/18/05	4,059,063	4,059,063
Royal Bank of Scotland London
3.67%, 7/5/06 (l)	2,434,092	2,434,092
Sun Trust Bank/Atlanta, Georgia
3.80%, 5/17/06 (l)	2,536,915	2,536,915
UniCredito Italiano Milan S.p.A.
3.78%, 12/28/05	1,014,766	1,014,766
Washington Mutual Bank FA
3.95%, 12/13/05	2,536,915	2,536,915

Total Short-Term Investments of Cash Collateral for Securities Loaned		124,849,277

Time Deposit (2.0%)
JPMorgan Chase Nassau
3.32%, 10/3/05	40,188,802	40,188,802

Total Short-Term Debt Securities (18.6%) (Amortized Cost $374,590,702)		375,320,220

	Number of Contracts (c)
OPTION PURCHASED:
Put Option Purchased (0.0%)
EURODollar Futures December 2005 @ 93.75* (Cost $7,000)	700	4,375

Total Investments Before Options Written and Securities Sold Short (121.5%) (Cost/Amortized Cost $2,462,419,688)		2,452,544,609

OPTION WRITTEN:
Put Option Written (-0.0%)
EURODollar Futures December 2005 @ 95.75* (Premiums Received $447,080)	(1,000)	(431,250)

Total Investments Before Securities Sold Short (121.5%) (Cost/Amortized Cost$2,461,972,608)		2,452,113,359

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.0%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/35 TBA	$(2,000,000)	(195,688)
Federal National Mortgage Association
5.500%, 10/25/35 TBA	(12,400,000)	(12,392,250)
6.500%, 10/25/35 TBA	(5,500,000)	(5,659,841)
Government National Mortgage Association
5.500%, 10/15/35 TBA	(200,000)	(201,812)
6.000%, 10/15/35 TBA	(1,800,000)	(1,843,312)

Total Securities Sold Short (-1.0%) (Cost $20,325,531)		(20,292,903)

Total Investments (120.5%) (Cost/Amortized Cost $2,441,647,077)		2,431,820,456
Other Assets Less Liabilities (-20.5%)		(413,118,374)

Net Assets (100%)		$2,018,702,082

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $4,373,716 or 0.22% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $66,828,986 or 3.31% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(m)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation/ (Depreciation)

U.S. 5 Year Treasury Notes	443	December-05	$47,698,875	$47,338,703	$(360,172)
U.S. 10 Year Treasury Notes	196	December-05	21,965,466	21,544,688	(420,778)
U.S. Treasury Bonds	167	December-05	19,644,060	19,105,844	(538,216)
EURODollar	331	March-06	79,038,663	78,984,875	(53,788)
EURODollar	967	September-06	231,252,006	230,593,238	(658,788)

					$(2,031,742)

Sales
U.S. 5 Year Treasury Notes	(602)	December-05	$(64,891,527)	$(64,329,344)	$562,183

					$(1,469,559)

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 11/8/05	1,170	$1,406,044	$1,412,990	$6,945

Foreign Currency Sell Contracts
European Union, expiring 11/8/05	(18,348)	$(22,096,497)	$(22,158,574)	$(62,077)
European Union, expiring 11/8/05	(766)	(922,763)	(925,085)	(2,322)
European Union, expiring 11/8/05	(250)	(301,185)	(301,921)	(736)

				$(65,135)

				$(58,190)

Options written for the nine months ended September 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,221	$448,072
Options Written	33,553,754	1,389,731
Options Terminated in Closing Purchase Transactions	(1,360)	(339,880)
Options Expired	(33,552,615)	(1,050,843)
Options Exercised	—	—

Options Outstanding—September 30, 2005	1,000	$447,080

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,277,701,380
U.S. Government securities	6,952,028,555

$10,229,729,935

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,628,816,966
U.S. Government securities	7,011,243,857

$9,640,060,823

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,250,773
Aggregate gross unrealized depreciation	(20,645,539)

Net unrealized depreciation	$(11,394,766)

Federal income tax cost of investments	$2,463,939,425

At September 30, 2005, the Portfolio had loaned securities with a total value of $422,099,738. This was secured by collateral of $124,849,277 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $306,290,941 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.2%)
Specialty Stores (0.2%)
PETCO Animal Supplies, Inc.*^	29,800	$630,568

Total Consumer Discretionary		630,568

Consumer Staples (0.4%)
Drug Retail (0.4%)
Rite Aid Corp.*^	329,700	1,279,236

Total Consumer Staples		1,279,236

Financials (0.3%)
Life & Health Insurance (0.3%)
Universal American Financial Corp.*^	43,700	993,738

Total Financials		993,738

Health Care (93.7%)
Biotechnology (17.2%)
Abgenix, Inc.*^	16,800	213,024
Affymetrix, Inc.*^	20,100	929,223
Amgen, Inc.*	151,900	12,101,873
Amylin Pharmaceuticals, Inc.*^	77,300	2,689,267
Applera Corp.- Celera Genomics Group*	75,700	918,241
Ariad Pharmaceuticals, Inc.*^	23,300	173,119
Biogen Idec, Inc.*	73,400	2,897,832
Celgene Corp.*^	18,300	994,056
Cephalon, Inc.*^	23,400	1,086,228
Ciphergen Biosystems, Inc.*^	205,100	379,435
Coley Pharmaceutical Group, Inc.*	7,700	140,140
Cubist Pharmaceuticals, Inc.*^	62,100	1,337,634
CV Therapeutics, Inc.*^	43,900	1,174,325
Cytokinetics, Inc.*^	103,800	844,932
DOV Pharmaceutical, Inc.*^	3,900	66,222
Exelixis, Inc.*^	82,000	628,940
Gen-Probe, Inc.*	3,433	169,762
Genentech, Inc.*	15,800	1,330,518
Genzyme Corp.*	60,400	4,327,056
Gilead Sciences, Inc.*	97,010	4,730,208
Human Genome Sciences, Inc.*^	34,000	462,060
ICOS Corp.*^	18,300	505,446
Incyte Corp.*^	63,800	299,860
Indevus Pharmaceuticals, Inc.*^	91,000	262,080
Keryx Biopharmaceuticals, Inc.*^	12,100	190,696
MedImmune, Inc.*	70,700	2,379,055
Millennium Pharmaceuticals, Inc.*	219,000	2,043,270
Nabi Biopharmaceuticals*^	109,773	1,438,026
NPS Pharmaceuticals, Inc.*^	23,600	238,596
Panacos Pharmaceuticals Inc.*	93,500	910,690
Protein Design Labs, Inc.*^	172,600	4,832,800
Regeneron Pharmaceuticals, Inc.*^	54,600	518,154
Rigel Pharmaceuticals, Inc.*^	13,268	315,380
Serologicals Corp.*^	38,700	873,072
Tercica, Inc.*	12,200	137,616
Vertex Pharmaceuticals, Inc.*^	68,000	1,519,800
Vion Pharmaceuticals, Inc.*	161,190	349,782
Zymogenetics, Inc.*^	68,300	1,126,950

		55,535,368

Health Care Distributors (2.7%)
Cardinal Health, Inc.	35,800	2,271,152
McKesson Corp.	106,079	5,033,449
QLT, Inc.*	193,000	1,480,310

		8,784,911

Health Care Equipment (14.9%)
ATS Medical, Inc.*^	54,700	202,390
Bard (C.R.), Inc.	20,500	1,353,615
Baxter International, Inc.	133,190	$5,310,285
Beckman Coulter, Inc.	19,400	1,047,212
Becton, Dickinson & Co.	5,100	267,393
Biomet, Inc	57,800	2,006,238
Bruker BioSciences Corp.*^	96,100	420,918
Cytyc Corp.*^	71,200	1,911,720
Epix Pharmaceuticals, Inc.*^	15,500	119,350
Fisher Scientific International, Inc.*	33,350	2,069,367
Guidant Corp.	9,600	661,344
Hospira, Inc.*	29,760	1,219,267
INAMED Corp.*	24,080	1,822,374
Intralase Corp.*^	2,600	38,246
Medtronic, Inc.	246,880	13,237,706
Nektar Therapeutics*^	80,200	1,359,390
Olympus Corp.	56,000	1,242,633
SonoSite, Inc.*^	49,193	1,460,048
St. Jude Medical, Inc.*	156,160	7,308,288
Terumo Corp.	36,500	1,175,446
Thermo Electron Corp.*	41,583	1,284,915
Varian Medical Systems, Inc.*	16,300	644,013
Varian, Inc.*	29,600	1,015,872
Waters Corp.*	19,000	790,400

		47,968,430

Health Care Facilities (1.5%)
Community Health Systems, Inc.*	60,600	2,351,886
HCA, Inc.	9,600	460,032
Kindred Healthcare, Inc.*^	34,618	1,031,616
Triad Hospitals, Inc.*	23,900	1,081,953

		4,925,487

Health Care Services (3.3%)
Caremark Rx, Inc.*	51,300	2,561,409
DaVita, Inc.*	8,900	410,023
Eclipsys Corp.*^	57,600	1,027,584
HMS Holdings Corp.*	121,900	844,767
Medco Health Solutions, Inc.*	55,900	3,064,997
Pharmaceutical Product Development, Inc.*^	46,200	2,656,962
WebMD Health Corp., Class A*	1,400	34,509

		10,600,251

Health Care Supplies (0.6%)
Advanced Medical Optics, Inc.*^	7,830	297,148
Dade Behring Holdings, Inc.	26,780	981,755
Immucor, Inc.*	20,685	567,596
Symmetry Medical, Inc.*	2,400	56,880
VNUS Medical Technologies, Inc.*^	17,900	186,518

		2,089,897

Managed Health Care (11.0%)
Aetna, Inc	67,590	5,822,202
CIGNA Corp.	9,668	1,139,470
Coventry Health Care, Inc.*	9,700	834,394
Health Net, Inc.*	128,190	6,065,951
Humana, Inc.*	8,600	411,768
PacifiCare Health Systems, Inc.*	101,350	8,085,703
UnitedHealth Group, Inc.	73,080	4,107,096
WellPoint, Inc.*	117,850	8,935,387

		35,401,971

Pharmaceuticals (42.5%)
Abbott Laboratories	233,500	9,900,400
Array Biopharma, Inc.*^	29,400	211,092
Astellas Pharma, Inc.	164,600	6,201,182
AstraZeneca plc (ADR)	120,800	5,689,680
AstraZeneca plc (London Exchange)	40,800	1,901,925
AtheroGenics, Inc.*^	64,218	1,029,414
Barr Pharmaceuticals, Inc.*	37,310	2,049,065
Daiichi Sankyo Co. Ltd	149,900	3,074,974
Eisai Co., Ltd.	198,700	8,502,691

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Elan Corp. plc (ADR)*^	131,600	$1,165,976
Eli Lilly & Co.	109,320	5,850,806
Forest Laboratories, Inc.*	123,400	4,808,898
GlaxoSmithKline plc.	69,700	1,778,077
Impax Laboratories, Inc.*	22,900	275,945
IVAX Corp.*	10,100	266,236
Johnson & Johnson	65,570	4,149,270
King Pharmaceuticals, Inc.*	129,200	1,987,096
Kyorin Pharmaceutical Co., Ltd.	31,000	395,227
Medicines Co.*^	62,500	1,438,125
Medicis Pharmaceutical Corp., Class A^	50,361	1,639,754
Merck KGaA*	6,251	526,803
MGI Pharma, Inc.*^	24,300	566,433
NitroMed, Inc.*^	50,290	905,220
Novartis AG (ADR)	58,000	2,958,000
Novartis AG (Registered)	97,990	4,989,756
Noven Pharmaceuticals, Inc.*^	60,500	847,000
Novo-Nordisk A/S, Class B	33,000	1,636,751
Pfizer, Inc	405,400	10,122,838
Ranbaxy Laboratories Ltd. (GDR)^	42,410	473,877
Roche Holding AG	82,020	11,438,585
Salix Pharmaceuticals Ltd.*^	5,400	114,750
Sanofi-Aventis	83,300	6,904,608
Sanofi-Aventis (ADR)	76,724	3,187,882
Santen Pharmaceutical Co., Ltd.	5,000	129,698
Schering-Plough Corp.	306,800	6,458,140
Schwarz Pharma AG	15,334	947,481
Sepracor, Inc.*	15,368	906,558
Shionogi & Co., Ltd.	213,000	2,903,520
Shire Pharmaceuticals Group plc (ADR)^	161,350	5,968,337
Takeda Pharmaceutical Co., Ltd.	22,100	1,318,123
Taro Pharmaceuticals Industries Ltd.*^	21,295	547,920
Teva Pharmaceutical Industries Ltd. (ADR)^	7,400	247,308
Theravance, Inc.*	10,637	223,802
UCB S.A.	37,548	1,988,248
Watson Pharmaceuticals, Inc.*	30,500	1,116,605
Wyeth	157,910	7,306,496
Xenoport, Inc.*	12,547	207,026

		137,257,598

Total Health Care		302,563,913

Information Technology (0.3%)
Electronic Equipment Manufacturers (0.3%)
Dionex Corp.*^	18,700	1,014,475

Total Information Technology		1,014,475

Materials (0.5%)
Diversified Chemicals (0.5%)
Akzo Nobel N.V.	3,000	131,187
Akzo Nobel N.V. (ADR)	1,000	43,650
Bayer AG	36,042	1,328,824

Total Materials		1,503,661

Total Common Stocks (95.4%) (Cost $277,371,629)		307,985,591

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.4%)
Federal Home Loan Bank
3.18%, 10/3/05 (o)	$4,397,000	4,395,835

Short-Term Investments of Cash Collateral for Securities Loaned (12.7%)
Banesto S.A. Madrid
3.75%, 11/14/05	$2,342,485	$2,342,485
Bavaria TRR Corp.
3.76%, 10/12/05	1,000,889	1,000,889
Cantor Fitzgerald Securities
3.94%, 10/3/05	19,109,549	19,109,549
Cedar Springs Capital Company LLC
3.62%, 10/25/05	334,687	334,687
3.63%, 10/27/05	1,160,350	1,160,350
Charta LLC
3.83%, 11/8/05	432,823	432,823
Citigroup Global Markets, Inc.
3.99%, 10/3/05	1,706,668	1,706,668
Crown Point Capital Co.
3.77%, 10/18/05	1,334,509	1,334,509
Deutsche Bank London
3.84%, 11/30/05	853,471	853,471
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	3,346,407	3,346,407
Hartford Life, Inc.
3.82%, 10/2/06	267,712	267,712
ING Bank N.V.
3.72%, 11/28/05	501,961	501,961
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	117,124	117,124
Mane Funding Corp.
3.77%, 10/19/05	1,167,573	1,167,573
Morgan Stanley Bank
3.80%, 11/1/05	2,509,806	2,509,806
New York Life Insurance Co.
3.80%, 1/3/06	836,602	836,602
Royal Bank of Canada
3.77%, 11/18/05	1,338,563	1,338,563
Royal Bank of Scotland
3.67%, 7/5/06 (l)	802,694	802,694
Sun Trust Bank
3.80%, 5/17/06 (l)	836,602	836,602
UniCredito Italiano
3.78%, 12/28/05	334,641	334,641
Washington Mutual Bank FA
3.95%, 12/13/05	836,602	836,602

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,171,718

Time Deposit (2.4%)
JPMorgan Chase Nassau
3.32%, 10/3/05	7,615,482	7,615,482

Total Short-Term Investments (16.5%) (Amortized Cost $53,183,424)		53,183,035

Total Investments Before Options Written (111.9%) (Cost/Amortized Cost $330,555,053)		361,168,626

	Number of Contracts
OPTIONS WRITTEN:
Call Option Written (-0.1%)
Caremark Rx Inc. March 2006 @ $55* (Premiums received $17,555)	(133)	(19,950)

Total Investments (111.8%) (Cost/Amortized Cost $330,537,498)		361,148,676
Other Assets Less Liabilities (-11.8%)		(38,261,536)

Net Assets (100%)		$322,887,140

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the nine months ended September 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	—	—
Options Written	390	$55,314
Options Terminated in Closing Purchase Transactions	(184)	(25,891)
Options Expired	(73)	(11,868)
Options Exercised	—	—

Options Outstanding—September 30, 2005	133	$17,555

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$235,489,865

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$215,497,701

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,280,960
Aggregate gross unrealized depreciation	(11,217,900)

Net unrealized appreciation	$27,063,060

Federal income tax cost of investments	$334,105,566

At September 30, 2005, the Portfolio had loaned securities with a total value of $40,947,819. This was secured by collateral of $41,171,718 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $353,818, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $42 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (22.5%)
Auto Components (3.3%)
Arvin Capital I
9.500%, 2/1/27	$2,000,000	$2,020,000
Arvin Industries, Inc.
7.125%, 3/15/09	5,000,000	4,875,000
ArvinMeritor, Inc.
8.750%, 3/1/12	4,335,000	4,248,300
Cooper Standard Automotive, Inc.
7.000%, 12/15/12	3,125,000	2,859,375
Delphi Corp.
6.500%, 5/1/09	2,745,000	1,894,050
6.500%, 8/15/13	1,775,000	1,189,250
Dura Operating Corp.
8.625%, 4/15/12	3,825,000	3,404,250
Goodyear Tire & Rubber Co.
6.24%, 4/10/10 § (b)	4,000,000	4,047,500
12.500%, 3/1/11 §	5,225,000	5,812,813
9.000%, 7/1/15 §	3,500,000	3,447,500
Meritor Automotive, Inc.
6.800%, 2/15/09	6,500,000	6,207,500
Polypore International Inc.
0.000%, 10/1/12 (e)	4,000,000	2,100,000
Tenneco Automotive, Inc.
10.250%, 7/15/13	4,800,000	5,364,000
8.625%, 11/15/14	3,800,000	3,828,500
8.625%, 11/15/14 §	2,300,000	2,317,250
TRW Automotive, Inc.
9.375%, 2/15/13	7,350,000	7,974,750

		61,590,038

Automobiles (1.0%)
Ford Motor Credit Co.
7.375%, 10/28/09	535,000	516,782
5.700%, 1/15/10	3,000,000	2,725,233
7.375%, 2/1/11	4,315,000	4,127,323
7.000%, 10/1/13	3,000,000	2,782,071
General Motors Corp.
8.250%, 7/15/23	4,000,000	3,110,000
Navistar International Corp.
7.500%, 6/15/11	2,625,000	2,651,250
6.250%, 3/1/12	4,150,000	3,942,500

		19,855,159

Distributors (0.0%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,000,000	1,022,500

Hotels, Restaurants & Leisure (4.2%)
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §	4,000,000	4,015,000
Intrawest Corp.
7.500%, 10/15/13	5,125,000	5,246,719
ITT Corp.
7.375%, 11/15/15	2,350,000	2,549,750
Loews Cineplex Entertainment Corp.
9.000%, 8/1/14	4,410,000	4,288,725
Mandalay Resort Group
6.910%, 6/15/05	3,000,000	3,120,000
9.375%, 2/15/10	3,416,000	3,766,140
MGM Mirage, Inc.
8.375%, 2/1/11	2,700,000	2,902,500
6.625%, 7/15/15 §	7,475,000	7,390,906
Mohegan Tribal Gaming Authority
7.125%, 8/15/14	2,150,000	2,225,250
Penn National Gaming, Inc.
8.875%, 3/15/10	$2,000,000	$2,110,000
Penn National Gaming, Inc.
6.875%, 12/1/11	5,020,000	5,045,100
Riviera Casinos Corp.
11.000%, 6/15/10	5,353,000	5,781,240
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	3,500,000	3,727,500
Seneca Gaming Corp.
7.250%, 5/1/12	7,300,000	7,482,500
7.250%, 5/1/12 §	1,850,000	1,896,250
Station Casinos Inc.
6.875%, 3/1/16 §	500,000	506,875
Station Casinos, Inc.
6.000%, 4/1/12	3,200,000	3,196,000
6.500%, 2/1/14	2,650,000	2,650,000
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 §	2,050,000	2,132,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14	9,125,000	8,725,781

		78,758,236

Household Durables (0.9%)
KB Home
7.750%, 2/1/10	2,260,000	2,327,452
Legrand Holding S.A.
10.500%, 2/15/13	2,950,000	3,377,750
M/I Homes, Inc.
6.875%, 4/1/12	5,185,000	4,847,975
Meritage Homes Corp.
6.250%, 3/15/15	6,090,000	5,572,350

		16,125,527

Internet & Catalog Retail (0.2%)
Brookstone Co., Inc.
12.000%, 10/15/12 §	3,500,000	3,465,000

Leisure Equipment & Products (0.0%)
Bombardier Recreational Products, Inc.
8.375%, 12/15/13	750,000	785,625

Media (11.4%)
Allbritton Communications Co.
7.750%, 12/15/12	9,275,000	9,205,437
American Media Operations, Inc.
10.250%, 5/1/09	4,690,000	4,572,750
Cablevision Systems Corp.
8.000%, 4/15/12	8,895,000	8,628,150
Canwest Media, Inc.
8.000%, 9/15/12	2,970,000	3,151,913
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13	5,400,000	5,332,500
8.750%, 11/15/13 §	700,000	691,250
Charter Communications Holdings, LLC
10.250%, 9/15/10	11,600,000	11,890,000
Charter Communications Holdings LLC
8.625%, 4/1/09	500,000	425,000
11.750%, 1/15/10 (e)	750,000	660,000
11.125%, 1/15/11	900,000	693,000
0.000%, 5/15/11 (e)	5,503,000	3,934,645
Charter Communications Operating LLC/Capital
8.375%, 4/30/14 §	3,000,000	3,015,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12 §		$1,800,000	$1,813,500
CSC Holdings, Inc.
7.250%, 7/15/08		4,450,000	4,466,688
8.125%, 7/15/09		3,980,000	4,009,850
8.125%, 8/15/09		100,000	100,750
7.625%, 4/1/11		4,650,000	4,568,625
6.750%, 4/15/12 §		800,000	756,000
0.079%, 2/15/18		1,075,000	1,026,625
Dex Media East LLC Finance Co.
9.875%, 11/15/09		1,035,000	1,125,563
Dex Media West LLC/Dex Media Finance Co.
8.500%, 8/15/10		4,965,000	5,250,488
9.875%, 8/15/13		9,686,000	10,690,922
Dex Media, Inc.
0.000%, 11/15/13 (e)		3,500,000	2,756,250
DirecTV Holdings LLC
6.375%, 6/15/15 §		7,000,000	6,947,500
Echostar DBS Corp.
6.625%, 10/1/14		22,075,000	21,854,250
Emmis Communications Corp.
9.745%, 6/15/12		6,615,000	6,664,612
Houghton Mifflin Co.
8.250%, 2/1/11		7,675,000	7,924,437
9.875%, 2/1/13		1,000,000	1,060,000
iesy Repository GmbH
10.375%, 2/15/15 §		8,000,000	8,460,000
Insight Communications Co., Inc.
12.500%, 2/15/11 (e)		7,200,000	7,344,000
Intelsat Bermuda Ltd.
0.083%, 1/15/13 §		3,050,000	3,069,063
Interpublic Group of Companies, Inc.
6.250%, 11/15/14		9,950,000	8,955,000
Iridium LLC/Capital Corp.
10.875%, 7/15/05		5,000,000	1,062,500
14.000%, 7/15/05		12,000,000	2,550,000
Kabel Deutschland GmbH
10.625%, 7/1/14 §		5,000,000	5,525,000
Lamar Media Corp.
6.625%, 8/15/15 §		1,100,000	1,119,250
Lighthouse International Co S.A.
8.000%, 4/30/14	EUR	1,000,000	1,274,975
8.000%, 4/30/14 § (b)		$4,405,000	5,545,195
Mediacom Broadband LLC
11.000%, 7/15/13		7,065,000	7,612,537
Rogers Cable, Inc.
6.750%, 3/15/15		2,450,000	2,456,125
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11		1,490,000	1,564,500
Sirius Satellite Radio, Inc.
9.625%, 8/1/13 §		7,500,000	7,200,000
Telenet Communications N.V.
9.000%, 12/15/13 §		2,500,000	3,390,891
WDAC Subsidiary Corp.
8.375%, 12/1/14 §		5,555,000	5,374,462
WMG Holdings Corp.
0.000%, 12/15/14		11,742,000	8,219,400

			213,938,603

Multiline Retail (0.6%)
J.C. Penney Co., Inc.
7.650%, 8/15/16		1,830,000	2,067,900
7.125%, 11/15/23		2,850,000	3,135,000
8.125%, 4/1/27		925,000	974,719
7.400%, 4/1/37		1,970,000	2,130,063
Saks, Inc.
8.250%, 11/15/08		$714	$753
Quiksilver , Inc.
6.875%, 4/15/15 §		2,450,000	2,352,000

			10,660,435

Specialty Retail (0.8%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12		4,982,000	5,006,910
8.000%, 3/15/14		4,007,000	3,806,650
CSK Auto, Inc.
7.000%, 1/15/14		4,480,000	4,188,800
Movie Gallery, Inc.
11.000%, 5/1/12		3,150,000	2,787,750

			15,790,110

Textiles, Apparel & Luxury Goods (0.1%)
Samsonite Corp.
8.875%, 6/1/11		1,650,000	1,753,125

Total Consumer Discretionary			423,744,358

Consumer Staples (3.2%)
Food & Staples Retailing (1.3%)
Delhaize America, Inc.
9.000%, 4/15/31		6,225,000	7,185,773
Ingles Markets, Inc.
8.875%, 12/1/11		4,723,000	4,770,230
Rite Aid Corp.
9.500%, 2/15/11		3,900,000	4,134,000
Roundy’s, Inc.
8.875%, 6/15/12		7,075,000	7,817,875

			23,907,878

Food Products (0.6%)
Burns Philp Capital Property Ltd.
9.750%, 7/15/12		5,240,000	5,868,800
Doane Pet Care Co.
9.750%, 5/15/07		5,805,000	5,775,975
Dole Foods Co.
8.875%, 3/15/11		189,000	196,087

			11,840,862

Household Products (0.5%)
Johnsondiversey, Inc.
9.625%, 5/15/12		985,000	982,538
Spectrum Brands , Inc.
7.375%, 2/1/15		3,150,000	2,835,000
Spectrum Brands, Inc.
8.500%, 10/1/13		3,925,000	3,787,625
Visant Holding Corp.
0.000%, 12/1/13 (e)		1,775,000	1,278,000

			8,883,163

Tobacco (0.8%)
Alliance One International, Inc.
11.000%, 5/15/12 §		1,725,000	1,634,437
Commonwealth Brands, Inc.
9.750%, 4/15/08 §		750,000	787,500
10.625%, 9/1/08 §		2,750,000	2,887,500
RJ Reynolds Tobacco Holdings Inc. / OLD
6.500%, 7/15/10 §		6,050,000	6,034,875
7.250%, 6/1/12		3,970,000	4,069,250

			15,413,562

Total Consumer Staples			60,045,465

Energy (7.6%)
Energy Equipment & Services (0.6%)
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11		1,790,000	1,901,875

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Key Energy Services, Inc.
8.375%, 3/1/08		$3,800,000	$3,918,750
Newpark Resources, Inc.
8.625%, 12/15/07		2,700,000	2,686,500
SESI LLC
8.875%, 5/15/11		2,160,000	2,278,800

			10,785,925

Gas Utilities (0.2%)
Holly Energy Partners LP
6.250%, 3/1/15 §		2,000,000	1,980,000
Williams Companies, Inc.
7.500%, 1/15/31		950,000	1,009,375

			2,989,375

Metals & Mining (0.3%)
Alpha Natural Resources, Inc.
10.000%, 6/1/12		6,000,000	6,660,000

Multi-Utilities & Unregulated Power (1.2%)
Williams Cos., Inc.
7.875%, 9/1/21		17,365,000	19,101,500
8.750%, 3/15/32		3,200,000	3,776,000

			22,877,500

Oil & Gas (5.3%)
Chesapeake Energy Corp.
7.500%, 9/15/13		1,900,000	2,023,500
7.500%, 6/15/14		1,000,000	1,067,500
7.000%, 8/15/14		2,250,000	2,362,500
6.625%, 1/15/16		600,000	607,500
Clayton Williams Energy, Inc.
7.750%, 8/1/13 §		2,500,000	2,443,750
El Paso CGP Co.
7.625%, 9/1/08		3,500,000	3,556,875
6.375%, 2/1/09		300,000	292,500
7.750%, 6/15/10		450,000	459,000
El Paso Corp.
7.625%, 8/16/07 §		4,000,000	4,070,000
5.187%, 11/22/09 § (b) (l)		2,480,000	2,507,555
4.957%, 11/22/09 § (b) (l)		750,000	757,500
7.875%, 6/15/12		3,900,000	4,036,500
7.375%, 12/15/12		4,700,000	4,723,500
8.050%, 10/15/30		3,500,000	3,552,500
El Paso Production Holding Co.
7.750%, 6/1/13		9,675,000	10,110,375
Encore Acquisition Co.
6.250%, 4/15/14		2,050,000	2,039,750
Exco Resources, Inc.
7.250%, 1/15/11		2,125,000	2,199,375
Ferrellgas Escrow LP
6.750%, 5/1/14		5,460,000	5,214,300
Ferrellgas Partners LP
8.750%, 6/15/12		3,775,000	3,831,625
Gaz Capital S.A.
8.625%, 4/28/34 §		375,000	493,125
Gazprom International S.A.
7.201%, 2/1/20 (b)		1,500,000	1,638,150
Hilcorp Energy I LP/Hilcorp Finance Co.
10.500%, 9/1/10 §		6,795,000	7,474,500
Morgan Stanley (Gazprom)
9.625%, 3/1/13 (b)		6,200,000	7,665,680
Plains Exploration & Production Co.
7.125%, 6/15/14		2,075,000	2,183,937
Pogo Producing Co.
6.875%, 10/1/17 §		3,100,000	3,142,625
Tesoro Corp.
9.625%, 11/1/08		3,600,000	3,781,800
Transmontaigne, Inc.
9.125%, 6/1/10		2,630,000	2,761,500
Valero Energy Corp.
7.800%, 6/14/10		$1,000,000	$1,038,750
Vintage Petroleum, Inc.
7.875%, 5/15/11		1,550,000	1,619,750
Williams Companies, Inc.
7.750%, 6/15/31		745,000	806,463
Williams Cos., Inc.
7.625%, 7/15/19		9,680,000	10,478,600

			98,940,985

Total Energy			142,253,785

Financials (12.7%)
Capital Markets (0.5%)
E*Trade Financial Corp.
8.000%, 6/15/11 §		4,000,000	4,130,000
7.375%, 9/15/13 §		3,000,000	3,030,000
Nell AF SARL
8.375%, 8/15/15 §		3,000,000	2,932,500

			10,092,500

Commercial Banks (0.1%)
AES Red Oak LLC
8.540%, 11/30/19		1,757,644	1,968,561

Consumer Finance (0.9%)
General Motors Acceptance Corp.
7.250%, 3/2/11		2,865,000	2,664,121
6.875%, 9/15/11		6,180,000	5,621,408
7.000%, 2/1/12		430,000	388,324
6.875%, 8/28/12		3,650,000	3,266,597
6.750%, 12/1/14		575,000	500,160
8.000%, 11/1/31		4,000,000	3,492,676

			15,933,286

Diversified Financial Services (10.0%)
AES Ironwood LLC
8.857%, 11/30/25		6,677,498	7,578,960
American Real Estate Partners Finance Corp.
7.125%, 2/15/13 §		3,080,000	3,080,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		7,242,000	8,056,725
Bluewater Finance Ltd.
10.250%, 2/15/12		2,975,000	3,227,875
Borden U.S. Finance Corp.
8.349%, 7/15/10 § (l)		500,000	500,000
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp.
0.000%, 10/1/14 (e)		10,500,000	7,350,000
Dow Jones
8.250%, 6/29/10 §		67,581,350	67,158,963
Dow Jones & Co., Inc.
7.750%, 12/29/09 §		12,221,000	12,266,829
Eircom Funding
8.250%, 8/15/13		4,290,000	4,654,650
8.250%, 8/15/13	EUR	3,000,000	4,114,281
General Motors Acceptance Corp.
6.000%, 4/1/11		$3,070,000	2,726,691
H&E Equipment Services LLC
11.125%, 6/15/12		5,693,000	6,376,160
Huntsman Advanced Materials LLC
11.000%, 7/15/10		2,555,000	2,861,600
Interactive Health LLC/ Interactive Health Finance
7.250%, 4/1/11 §		1,000,000	860,000
JSG Funding plc
10.125%, 10/1/12		1,350,000	1,749,700
KRATON Polymers LLC/Capital Corp.
8.125%, 1/15/14 §		4,875,000	4,728,750

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Marquee Holdings, Inc.
0.000%, 8/15/14 (e)	$6,000,000	$3,600,000
MDP Acquisitions plc
9.625%, 10/1/12	10,875,000	10,929,375
Rainbow National Services LLC
10.375%, 9/1/14 §	3,490,000	3,943,700
TRAINS, Series HY-2005-1
7.651%, 6/15/15 § (l)	13,068,297	13,313,328
UGS Corp.
10.000%, 6/1/12	1,550,000	1,697,250
Universal City Development Partners
11.750%, 4/1/10	3,300,000	3,729,000
Universal City Florida Holding Co. I/II
8.375%, 5/1/10	2,000,000	2,075,000
Visant Corp.
7.625%, 10/1/12	4,565,000	4,610,650
Athena Neurosciences Finance LLC
7.250%, 2/21/08	7,250,000	6,960,000

		188,149,487

Insurance (0.1%)
PXRE Capital Trust I
8.850%, 2/1/27	2,202,000	2,157,960

Real Estate (1.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15	1,650,000	1,749,000
6.500%, 2/1/17	750,000	742,500
General Growth Properties, Inc.
0.000%, 11/12/07 § (b) (l)	44,924	45,137
HMH Properties, Inc., Series B (REIT)
7.875%, 8/1/08	5,012,000	5,074,650
Host Marriott LP (REIT)
6.375%, 3/15/15	2,000,000	1,940,000
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	7,055,000	6,984,451
Ventas Realty LP Capital Corp. (REIT)
8.750%, 5/1/09	1,850,000	1,979,500
6.750%, 6/1/10 § (b)	1,250,000	1,268,750
6.625%, 10/15/14 §	700,000	703,500

		20,487,488

Total Financials		238,789,282

Governments Securities (3.2%)
Foreign Governments (2.3%)
Brazilian Government International Bond
11.000%, 1/11/12	1,825,000	2,237,268
8.000%, 1/15/18	13,473,000	14,247,697
Federative Republic of Brazil
10.000%, 8/7/11	1,600,000	1,864,000
11.000%, 1/11/12	400,000	490,200
4.310%, 4/15/12 (l)	3,870,638	3,807,934
10.500%, 7/14/14	9,050,000	10,948,238
8.875%, 10/14/19	2,200,000	2,389,200
11.000%, 8/17/40	900,000	1,100,700
Republic of Guatemala
9.250%, 8/1/13	1,525,000	1,824,281
Republic of Peru
9.125%, 2/21/12	2,895,000	3,474,000

		42,383,518

U.S. Treasuries (0.9%)
U.S. Treasury Bonds
5.375%, 2/15/31	15,300,000	17,140,773
U.S. Treasury Notes
4.125%, 5/15/15	$300,000	$294,832

		17,435,605

Total Government Securities		59,819,123

Health Care (7.4%)
Health Care Equipment & Supplies (1.4%)
Fresenius Medical Care Capital Tranche II
7.875%, 2/1/08	8,120,000	8,444,800
Capital Tranche V
7.375%, 6/15/11	1,000,000	1,344,300
Rotech Healthcare, Inc.
9.500%, 4/1/12	6,450,000	6,901,500
Universal Hospital Services, Inc.
10.125%, 11/1/11	3,445,000	3,531,125
VWR International, Inc.
6.875%, 4/15/12	5,440,000	5,372,000

		25,593,725

Health Care Providers & Services (5.5%)
Alderwoods Group, Inc.
7.750%, 9/15/12	2,425,000	2,546,250
Community Health Systems, Inc.
6.500%, 12/15/12	1,700,000	1,704,250
DaVita, Inc.
7.250%, 3/15/15	11,415,000	11,571,956
HCA, Inc.
5.500%, 12/1/09	575,000	563,193
7.875%, 2/1/11	3,575,000	3,831,789
6.950%, 5/1/12	8,175,000	8,409,091
6.300%, 10/1/12	776,000	771,329
6.250%, 2/15/13	1,300,000	1,284,972
6.750%, 7/15/13	1,625,000	1,653,442
6.375%, 1/15/15	10,225,000	10,116,114
7.690%, 6/15/25	3,200,000	3,215,936
HEALTHSOUTH Corp.
8.500%, 2/1/08	2,250,000	2,193,750
7.000%, 6/15/08	1,000,000	977,500
7.625%, 6/1/12	12,100,000	11,313,500
PacifiCare Health Systems, Inc.
10.750%, 6/1/09	1,606,000	1,738,495
Select Medical Corp.
7.625%, 2/1/15	9,390,000	8,990,925
9.933%, 9/15/15 § (l)	2,250,000	2,238,750
Service Corp. International
6.500%, 3/15/08	1,886,000	1,914,290
Tenet Healthcare Corp.
7.375%, 2/1/13	3,000,000	2,842,500
9.875%, 7/1/14	350,000	365,750
Triad Hospitals, Inc.
7.000%, 11/15/13	9,950,000	10,074,375
Triumph Healthcare
0.000%, 8/31/12	5,500,000	5,503,438
U.S. Oncology, Inc.
10.750%, 8/15/14	4,550,000	5,096,000
United Surgical Partners International, Inc.
10.000%, 12/15/11	4,300,000	4,687,000

		103,604,595

Hotels, Restaurants & Leisure (0.1%)
VWR International, Inc.
8.000%, 4/15/14	1,500,000	1,460,625

Pharmaceuticals (0.4%)
Alpharma, Inc.
8.625%, 5/1/11	3,200,000	3,296,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
NBTY, Inc.
7.125%, 10/1/15 §	$5,000,000	$4,900,000

		8,196,000

Total Health Care		138,854,945

Industrials (9.3%)
Aerospace & Defense (1.2%)
Alliant Techsystems, Inc.
8.500%, 5/15/11	3,000,000	3,157,500
Armor Holdings, Inc.
8.250%, 8/15/13	2,050,000	2,208,875
Aviall, Inc.
7.625%, 7/1/11	3,300,000	3,399,000
Bombardier, Inc.
6.750%, 5/1/12 §	1,000,000	932,500
6.300%, 5/1/14 §	4,500,000	3,982,500
L-3 Communications Corp.
6.375%, 10/15/15 §	3,600,000	3,627,000
Sequa Corp.
9.000%, 8/1/09	5,998,000	6,357,880

		23,665,255

Airlines (0.6%)
Continental Airlines, Inc.
7.056%, 3/15/11	1,800,000	1,818,839
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15	1,462,378	1,277,618
Delta Air Lines, Inc., Series 00-1
7.379%, 5/18/10	541,075	520,016
7.570%, 11/18/10	2,200,000	2,124,293
Northwest Airlines Corp.
6.841%, 4/1/11	1,000,000	949,354
6.810%, 2/1/20	1,558,000	1,382,850
United Air Lines, Inc.
7.730%, 7/1/10 (h)	1,299,005	1,241,278
7.190%, 4/1/11 (h)	977,320	957,774
7.783%, 7/1/15 (h)	846,318	806,817

		11,078,839

Auto Components (0.1%)
Polypore, Inc.
8.750%, 5/15/12	2,000,000	1,760,000

Building Products (0.3%)
Associated Materials, Inc.
0.000%, 3/1/14 (e)	10,465,000	5,232,500

Capital Markets (0.1%)
SCG Holding Corp.
(Zero Coupon), 8/4/11 §	902,500	1,534,250

Commercial Services & Supplies (2.7%)
Allied Waste North America
8.500%, 12/1/08	6,062,000	6,319,635
5.750%, 2/15/11	4,100,000	3,823,250
6.375%, 4/15/11	5,875,000	5,625,312
7.875%, 4/15/13	4,150,000	4,233,000
7.250%, 3/15/15 §	6,545,000	6,446,825
Browning-Ferris Industries, Inc.
9.250%, 5/1/21	4,350,000	4,437,000
Cardtronics, Inc.
9.250%, 8/15/13 §	6,000,000	6,135,000
Cenveo Corp.
9.625%, 3/15/12	2,495,000	2,675,888
Chemed Corp.
8.750%, 2/24/11	6,170,000	6,663,600
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §	2,500,000	2,450,000
Service Corp. International/ US
7.000%, 6/15/17 §	$1,155,000	$1,166,550
United Rentals North America, Inc.
7.750%, 11/15/13	135,000	130,275

		50,106,335

Construction & Engineering (0.2%)
Ahern Rentals, Inc.
9.250%, 8/15/13 §	4,000,000	4,090,000

Electrical Equipment (0.8%)
Dresser, Inc.
9.375%, 4/15/11	5,200,000	5,486,000
Knowles Electronics Holdings, Inc.
13.125%, 10/15/09 .	3,925,000	4,096,719
Trimas Corp.
9.875%, 6/15/12	6,015,000	4,932,300

		14,515,019

Industrial Conglomerates (0.4%)
Transdigm, Inc.
8.375%, 7/15/11	3,300,000	3,456,750
Trinity Industries, Inc.
6.500%, 3/15/14	3,500,000	3,447,500

		6,904,250

Machinery (1.4%)
Case New Holland, Inc.
6.000%, 6/1/09	2,295,000	2,203,200
9.250%, 8/1/11	7,730,000	8,174,475
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	991,000	1,028,162
Invensys plc
9.875%, 3/15/11 § (l)	2,000,000	1,987,500
Invensys plc, Term B Loan
5.520%, 9/5/09 § (b) (l)	828,077	834,288
Invensys plc, Term C Loan
6.778%, 12/5/09 § (b) (l)	1,000,000	1,022,500
Ormat Funding Corp.
8.250%, 12/30/20	3,229,499	3,253,720
Terex Corp.
10.375%, 4/1/11	3,000,000	3,210,000
7.375%, 1/15/14	5,060,000	5,110,600

		26,824,445

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12	3,600,000	3,856,500

Metals & Mining (0.6%)
Euramax Holdings, Inc.
10.550%, 6/28/12	2,000,000	2,011,428
6.280%, 6/7/13 §	8,000,000	8,020,000
Metallurg Holdings, Inc.
10.500%, 10/1/10 §	1,750,000	1,750,000

		11,781,428

Road & Rail (0.2%)
NationsRent Cos, Inc.
9.500%, 5/1/15	2,000,000	2,080,000
TFM S.A. De C.V.
9.375%, 5/1/12 §	2,100,000	2,268,000

		4,348,000

Trading Companies & Distributors (0.5%)
Noble Group Ltd.
6.630%, 3/17/15 §	2,000,000	1,846,308

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
United Rentals North America, Inc.
6.500%, 2/15/12	$8,731,000	$8,425,415

		10,271,723

Total Industrials		175,968,544

Information Technology (2.6%)
Electronic Equipment & Instruments (0.8%)
Celestica, Inc.
7.875%, 7/1/11	8,535,000	8,705,700
7.625%, 7/1/13	1,250,000	1,246,875
Flextronics International Ltd.
6.500%, 5/15/13	4,005,000	4,085,100

		14,037,675

IT Services (1.0%)
Iron Mountain, Inc.
6.625%, 1/1/16	7,270,000	6,833,800
SunGard Data Systems, Inc.
9.125%, 8/15/13 §	2,800,000	2,901,500
10.250%, 8/15/15 §	8,900,000	9,011,250

		18,746,550

Office Electronics (0.4%)
Xerox Capital Trust I
8.000%, 2/1/27	1,000,000	1,037,500
Xerox Corp.
6.875%, 8/15/11	3,200,000	3,344,000
7.625%, 6/15/13	625,000	664,063
7.200%, 4/1/16	2,500,000	2,725,000

		7,770,563

Semiconductors & Semiconductor Equipment (0.4%)
Amkor Technologies, Inc.
9.250%, 2/15/08	6,750,000	6,328,125
7.750%, 5/15/13	18,000	15,390
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.
8.000%, 12/15/14	2,000,000	1,840,000

		8,183,515

Total Information Technology		48,738,303

Materials (11.7%)
Chemicals (5.6%)
Airgas, Inc.
6.250%, 7/15/14	4,225,000	4,267,250
Arco Chemical Co.
10.250%, 11/1/10	100,000	109,500
BCI U.S. Finance
8.780%, 7/15/10 § (l)	8,075,000	8,155,750
Brenntag AG
3.821%, 2/28/12 § (b)	3,500,000	3,542,658
Cognis Holdings GmbH
11.139%, 1/15/15 §	8,033,086	9,152,411
Equistar Chemicals LP
10.125%, 9/1/08	5,335,000	5,735,125
8.750%, 2/15/09	4,850,000	5,044,000
10.625%, 5/1/11	5,215,000	5,684,350
Hercules, Inc.
6.750%, 10/15/29	2,395,000	2,347,100
Huntsman International LLC
10.125%, 7/1/09	2,684,000	2,761,165
Huntsman Advanced Materials LLC
11.500%, 7/15/12	2,734,000	3,123,595
Idacorp, Inc.
0.000%, 4/30/11 § (b)	2,874,497	2,908,034
ISP ChemCo
10.250%, 7/1/11	4,400,000	4,746,500
Lyondell Chemical Co.
10.875%, 5/1/09	2,000,000	2,060,000
Nalco Co.
7.750%, 11/15/11	$4,100,000	$4,192,250
8.875%, 11/15/13	6,650,000	6,824,563
OM Group, Inc.
9.250%, 12/15/11	8,155,000	8,297,712
PQ Corp.
7.500%, 2/15/13 §	850,000	824,500
Resolution Performance
13.500%, 11/15/10	5,000,000	5,312,500
Rhodia S.A.
7.625%, 6/1/10	2,500,000	2,437,500
10.250%, 6/1/10	7,400,000	7,825,500
8.875%, 6/1/11 §	4,325,000	4,087,125
Rockwood Specialties Group, Inc.
7.500%, 11/15/14 §	2,880,000	2,793,600
Westlake Chemical Corp.
8.750%, 7/15/11	3,619,000	3,899,473

		106,132,161

Containers & Packaging (2.9%)
Crown European Holdings S.A.
9.500%, 3/1/11	2,770,000	3,033,150
Greif Brothers Corp.
8.875%, 8/1/12	1,905,000	2,043,113
Jefferson Smurfit Corp.
8.250%, 10/1/12	8,877,000	8,344,380
7.500%, 6/1/13	300,000	270,000
Kappa Beheer BV
10.625%, 7/15/09	2,150,000	2,238,687
Norampac, Inc.
6.750%, 6/1/13	2,500,000	2,487,500
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	6,980,000	7,329,000
7.750%, 5/15/11	1,760,000	1,830,400
8.750%, 11/15/12	5,800,000	6,264,000
8.250%, 5/15/13	1,550,000	1,612,000
6.750%, 12/1/14	5,455,000	5,264,075
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 † §	1,868,074	30,356
Smurfit-Stone Container Corp.
9.750%, 2/1/11	5,273,000	5,352,095
8.375%, 7/1/12	5,200,000	4,940,000
Stone Container Finance
7.375%, 7/15/14	3,650,000	3,248,500

		54,287,256

Metals & Mining (0.9%)
Compass Minerals Group, Inc.
10.000%, 8/15/11	1,270,000	1,377,950
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10	3,645,000	4,027,725
International Steel Group, Inc.
6.500%, 4/15/14	4,500,000	4,455,000
Novelis, Inc.
7.250%, 2/15/15 §	4,500,000	4,252,500
Peabody Energy Corp.
6.875%, 3/15/13	2,000,000	2,090,000

		16,203,175

Paper & Forest Products (2.3%)
Abitibi-Consolidated, Inc.
8.550%, 8/1/10	2,475,000	2,518,312
7.750%, 6/15/11	930,000	916,050
8.375%, 4/1/15	11,930,000	11,721,225
8.850%, 8/1/30	7,300,000	6,570,000
Bowater Canada Finance
7.950%, 11/15/11	2,350,000	2,367,625

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Bowater, Inc.
6.500%, 6/15/13	$2,000,000	$1,865,000
Georgia-Pacific Corp.
8.000%, 1/15/14	1,500,000	1,642,500
8.000%, 1/15/24	5,080,000	5,600,700
7.375%, 12/1/25	4,650,000	4,836,000
7.250%, 6/1/28	3,400,000	3,497,750
Newark Group, Inc.
9.750%, 3/15/14	2,400,000	2,136,000

		43,671,162

Total Materials		220,293,754

Telecommunication Services (9.7%)
Diversified Telecommunication Services (6.8%)
Cincinnati Bell, Inc.
7.250%, 7/15/13	6,210,000	6,598,125
8.375%, 1/15/14	4,625,000	4,555,625
Citizens Communications Co.
6.250%, 1/15/13	3,550,000	3,408,000
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13 §	1,225,000	1,249,500
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09	3,815,000	3,900,837
5.500%, 10/15/34	1,185,000	1,211,663
MCI, Inc.
7.688%, 5/1/09	12,400,000	12,865,000
8.735%, 5/1/14	18,489,000	20,615,235
MobiFon Holdings BV
12.500%, 7/31/10	7,895,000	9,276,625
Qwest Capital Funding, Inc.
7.900%, 8/15/10	4,000,000	3,970,000
7.250%, 2/15/11	3,500,000	3,333,750
Qwest Communications International Inc.
7.290%, 2/15/09 (l)	2,000,000	1,975,000
7.250%, 2/15/11	8,900,000	8,666,375
7.500%, 2/15/14 §	5,807,000	5,516,650
7.500%, 2/15/14	8,700,000	8,265,000
Qwest Corp.
8.875%, 3/15/12	9,740,000	10,640,950
7.250%, 10/15/35	2,500,000	2,218,750
Qwest Services Corp.
13.500%, 12/15/10	13,052,000	14,944,540
Time Warner Telecom Holdings, Inc.
Time Warner Telecom, Inc.
9.750%, 7/15/08	750,000	759,375
10.125%, 2/1/11	2,100,000	2,163,000
9.250%, 2/15/14	2,700,000	2,733,750

		128,867,750

Wireless Telecommunication Services (2.9%)
American Cellular Corp.
10.000%, 8/1/11 TBA	1,925,000	2,098,250
Centennial, Term B Loan
3.850%, 1/20/11§ (b)	116,667	117,688
3.910%, 2/9/11 § (b) (l)	216,346	218,239
Dobson Cellular Systems
8.375%, 11/1/11	3,150,000	3,315,375
Dobson Communications Corp.
10.875%, 7/1/10	4,000,000	4,225,000
Intelsat Bermuda Ltd.
8.695%, 1/15/12 § (l)	1,900,000	1,933,250
8.625%, 1/15/15 §	5,275,000	5,380,500
Intelsat Ltd.
5.250%, 11/1/08	5,500,000	5,060,000
7.625%, 4/15/12	2,700,000	2,261,250
Mobile Telesystems Finance S.A.
8.375%, 10/14/10	$1,000,000	$1,074,800
8.000%, 1/28/12 §	6,280,000	6,648,950
PanAmSat Holding Corp.*
0.000%, 11/1/14 (e)	12,037,000	8,305,530
Rogers Wireless, Inc.
7.250%, 12/15/12	360,000	380,700
8.000%, 12/15/12	2,990,000	3,158,187
6.375%, 3/1/14	2,300,000	2,311,500
7.500%, 3/15/15	1,200,000	1,293,000
Rural Cellular Corp.
8.250%, 3/15/12	4,420,000	4,641,000
Triton PCS, Inc.
8.500%, 6/1/13	1,875,000	1,785,938

		54,209,157

Total Telecommunication Services		183,076,907

Utilities (7.3%)
Electric Utilities (2.9%)
Allegheny Energy, Inc.
0.000%, 3/8/11 § (b)	696,012	705,582
5.190%, 3/8/11 § (b)	2,131,101	2,160,404
Aquila, Inc.
14.900%, 7/1/12	2,550,000	3,480,750
CMS Energy Corp.
7.500%, 1/15/09	2,875,000	3,011,562
7.750%, 8/1/10	5,400,000	5,805,000
2.875%, 12/1/24	700,000	898,625
CMS Energy Corp.
8.500%, 4/15/11	750,000	834,375
Homer City Funding LLC
8.137%, 10/1/19	576,000	650,880
Midwest Generation LLC
8.750%, 5/1/34	5,200,000	5,791,500
Series A
8.300%, 7/2/09	7,700,000	8,104,250
Series B
8.560%, 1/2/16	5,298,418	5,828,260
Term B Loan
4.380%, 4/27/11 § (b) (l)	53,391	53,942
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	2,365,000	2,453,687
NRG Energy, Inc.
8.000%, 12/15/13	4,173,000	4,444,245
Sierra Pacific Power Co.
6.250%, 4/15/12	2,950,000	3,001,625
7.100%, 11/2/23	1,400,000	1,440,876
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	3,325,000	3,366,606
TXU Corp.
6.500%, 11/15/24	3,000,000	2,810,337

		54,842,506

Gas Utilities (0.6%)
AmeriGas Partners LP
0.001%, 5/20/15 §	5,000,000	5,225,000
Suburban Propane Partners
6.875%, 12/15/13 §	1,500,000	1,365,000
Suburban Propane Partners LP
6.875%, 12/15/13	5,685,000	5,173,350

		11,763,350

Independent Power Producers & Energy Traders (0.4%)
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	750,000	817,500
10.125%, 7/15/13 §	6,070,000	6,768,050

		7,585,550

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities & Unregulated Power (3.4%)
AES Corp.
8.750%, 5/15/13 §	$3,000,000	$3,285,000
Colorado Interstate Gas Co.
6.850%, 6/15/37	1,000,000	1,010,380
Dynegy-Roseton Danskamme
7.270%, 11/8/10	7,350,000	7,313,250
7.670%, 11/8/16	2,000,000	1,990,000
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,802,000
7.625%, 11/14/11	2,050,000	2,275,500
PSEG Energy Holdings, Inc.
8.625%, 2/15/08	2,500,000	2,612,500
8.500%, 6/15/11	9,205,000	9,918,388
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237%, 7/2/17	3,153,976	3,535,102
Reliant Energy, Inc.
9.500%, 7/15/13	6,010,000	6,641,050
6.750%, 12/15/14	13,835,000	13,592,887
Sonat, Inc.
7.625%, 7/15/11	4,200,000	4,263,000
South Point Energy Center LLC/Broad River Energy
8.400%, 5/30/12 §	5,979,932	5,710,835

		63,949,892

Total Utilities		138,141,298

Total Long-Term Debt Securities (97.2%) (Cost $1,839,838,518)		1,829,725,764

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp. †§(b)	1,867	—

Total Consumer Discretionary		—

Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings, Inc.*†§(b)	200,000	—

Total Materials		—

Total Common Stocks (0.0%) (Cost $—)		—

	Number of Warrants
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Pliant Corp., expiring 6/1/10*†§(b)	200	2

Total Warrants (0.0%) (Cost $—)		2

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
Rabobank USA Fin. Corp.
3.88%, 10/3/05 (o)(p)	$4,300,000	4,300,000
Societe Generale North America, Inc.
3.93%, 1/27/06 (o)(p)	1,300,000	1,283,347

Total Commercial Paper		5,583,347

Government Securities (0.0%)
U.S. Treasury Bills
3.10%, 12/1/05#	$30,000	$29,840
3.13%, 12/15/05#(a)	840,000	834,485

Total Government Securities		864,325

Time Deposit (0.8%)
JPMorgan Chase Nassau
3.32%, 10/3/05	15,435,237	15,435,237

Total Short-Term Debt Securities (1.1%) (Amortized Cost $ 21,881,262)		21,882,909

Total Investments Before Options Written (98.3%) (Cost/Amortized Cost $1,861,719,780)		1,851,608,675

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options (0.0%)*(d)
U.S. Treasury 10 Year Futures
November 2005@ $113	(206)	(3,219)
December 2005@ $ 114	(262)	(8,187)
December 2005@ $ 115	(39)	(609)

		(12,015)

Put Options (0.0%)*
U.S. Treasury 10 Year Futures
November 2005@ $108	(206)	(12,875)
December 2005@ $ 108	(785)	(171,719)
December 2005@ $ 109	(301)	(136,391)

		(320,985)

Total Options Written (0.0%) (Premiums Received $ 413,310)		(333,000)

Total Investments (98.3%) (Cost/Amortized Cost $ 1,861,306,470)		1,851,275,675
Other Assets Less Liabilities (1.7%)		31,637,292

Net Assets (100%)		$1,882,912,967

*	Non-income producing.

†	Securities (totaling $30,358 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $396,907,544 or 21.08% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

REIT — Real Estate Investment Trust

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Depreciation
EURODollar	230	December-05	$55,174,125	$54,978,625	$(195,500)

At September 30, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 10/24/05	125	$152,958	$150,848	$(2,110)
European Union, expiring 11/08/05	14,537	17,506,909	17,556,093	49,184

				$47,074

Foreign Currency Sell Contracts
European Union, expiring 10/24/05	(4,600)	$(5,506,384)	$(5,551,203)	$(44,819)
European Union, expiring 10/24/05	(475)	(579,894)	(573,222)	6,672
European Union, expiring 10/24/05	(1,915)	(2,366,021)	(2,310,990)	55,031
European Union, expiring 11/08/05	(14,537)	(17,506,909)	(17,556,093)	(49,184)

				$(32,300)

				$14,774

Options written for the nine months ended September 30, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	512	$226,080
Options Written	4,529	1,158,727
Options Terminated in Closing Purchase Transactions	(905)	(297,519)
Options Expired	(2,337)	(673,978)
Options Exercised	—	—

Options Outstanding—September 30, 2005	1,799	$413,310

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,490,599,561
U.S. Government securities	125,619,096

$1,616,218,657

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,482,408,974
U.S. Government securities	107,817,766

$1,590,226,740

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,016,841
Aggregate gross unrealized depreciation	(45,321,364)

Net unrealized depreciation	$(12,304,523)

Federal income tax cost of investments	$1,863,913,199

The Portfolio has net capital loss carryforward of $328,196,144 of which $53,413,585 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009 and $91,978,211 expires in the year 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.3%)
BHP Billiton Ltd.^	166,434	$2,827,915
BlueScope Steel Ltd.	170,070	1,241,595
CSL Ltd./Australia	81,048	2,376,665
Macquarie Airports	696,300	1,744,073
Macquarie Infrastructure Group	656,000	2,008,828

		10,199,076

Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	75,213	4,035,285
OMV AG	62,000	3,693,412

		7,728,697

Bahamas (0.3%)
Kerzner International Ltd.*	46,317	2,572,909

Belgium (1.2%)
Delhaize Group	57,000	3,382,499
Dexia	126,015	2,845,648
Fortis (Swiss Exchange)	98,409	2,853,456

		9,081,603

Brazil (1.3%)
Cia Vale do Rio Doce (ADR)	91,200	4,000,032
Natura Cosmeticos S.A.	34,334	1,375,431
Petroleo Brasileiro S.A. (ADR)	61,229	4,377,261

		9,752,724

Canada (4.2%)
Bank of Nova Scotia^	38,100	1,425,057
Canadian National Railway Co.	110,407	7,837,793
Canadian Natural Resources Ltd.	91,400	4,134,499
Manulife Financial Corp.^	26,300	1,404,963
Nexen, Inc.	42,600	2,035,301
Precision Drilling Corp.*	75,462	3,719,784
Shoppers Drug Mart Corp.	143,149	5,069,295
Talisman Energy, Inc.	89,196	4,371,418
Teck Cominco Ltd. Class B	33,300	1,496,291

		31,494,401

Finland (0.5%)
Nokia OYJ	208,755	3,508,495
Sampo OYJ, A shares	36,400	579,291

		4,087,786

France (10.3%)
Assurances Generales de France	43,300	4,155,490
BNP Paribas S.A.	45,035	3,434,250
Cie De Saint-Gobain	61,326	3,538,657
Credit Agricole S.A.^	112,854	3,319,923
Dassault Systemes S.A.	40,947	2,122,813
Imerys S.A.	28,101	2,092,088
JC Decaux S.A.*^	160,838	3,560,267
Lafarge S.A.	27,105	2,392,113
Renault S.A.^	65,200	6,194,341
Sanofi-Aventis^	135,753	11,252,354
Societe Generale^	34,000	3,892,200
Thomson^	184,677	3,851,946
Total S.A.	58,858	16,115,504
Veolia Environnement	73,635	3,116,996
Vinci S.A.	108,837	9,401,865

		78,440,807

Germany (6.4%)
BASF AG	22,386	1,689,554
Bayerische Motoren Werke (BMW) AG	69,563	3,270,038
Continental AG	158,923	13,082,825
Deutsche Post AG	90,176	$2,117,879
E.On AG	46,200	4,266,699
Epcos AG*^	48,200	633,425
Fresenius AG	22,001	3,057,065
Fresenius Medical Care AG^	19,500	1,782,071
Hypo Real Estate Holding AG	98,859	5,013,104
MAN AG	59,300	3,049,264
Merck KGaA	8,200	691,054
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	32,000	3,665,176
SAP AG	10,300	1,788,220
Schering AG	28,149	1,789,542
Siemens AG	31,342	2,424,067

		48,319,983

Hong Kong (1.4%)
CNOOC Ltd. (ADR)	34,754	2,508,891
Esprit Holdings Ltd.	181,000	1,353,227
Hang Lung Properties Ltd.	1,438,519	2,290,060
Orient Overseas International Ltd.	174,000	650,446
Shangri-La Asia Ltd.^	2,592,973	4,194,749

		10,997,373

India (0.9%)
ICICI Bank Ltd. (ADR)	93,434	2,639,511
Reliance Industries Ltd. (GDR) §	108,436	3,914,203

		6,553,714

Ireland (1.1%)
Anglo Irish Bank Corp. plc	264,234	3,609,441
Bank of Ireland	120,500	1,910,443
Depfa Bank plc	175,030	2,823,513

		8,343,397

Italy (2.3%)
ENI S.p.A.	450,671	13,426,216
Mediaset S.p.A.	135,000	1,602,399
UniCredito Italiano S.p.A.	448,200	2,534,346

		17,562,961

Japan (22.8%)
Astellas Pharma, Inc.^	79,000	2,976,266
Canon, Inc.	175,500	9,491,927
Chugai Pharmaceutical Co., Ltd.^	306,200	5,848,977
Circle K Sunkus Co., Ltd.^	59,700	1,430,082
Credit Saison Co., Ltd.^	143,800	6,318,369
Daikin Industries Ltd.^	89,100	2,389,836
East Japan Railway Co.	410	2,344,097
Fanuc Ltd.^	52,906	4,285,134
Hirose Electric Co., Ltd.^	9,500	1,108,920
Hitachi Ltd.^	245,000	1,554,217
Honda Motor Co., Ltd.^	161,600	9,153,626
Hoya Corp.	19,800	658,602
Hoya Corp.*	59,400	2,022,975
Itochu Corp.	155,000	1,068,070
Japan Tobacco, Inc.^	299	4,722,163
JFE Holdings, Inc.^	152,300	4,958,417
Kao Corp.^	69,000	1,701,562
Keyence Corp.	9,900	2,492,906
Kobe Steel Ltd.^	1,018,000	3,098,729
Kyocera Corp.	24,300	1,693,753
Leopalace21 Corp.^	173,468	4,193,597
Matsushita Electric Industrial Co., Ltd.	60,000	1,017,999
Mitsubishi Corp.^	147,200	2,909,194
Mitsubishi Tokyo Financial Group, Inc.^	910	11,956,547
Mitsui Chemicals, Inc.^	365,000	2,157,667

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Murata Manufacturing Co., Ltd	70,800	$3,954,156
Nidec Corp.^	7,100	422,843
Nidec Corp.*	7,100	422,216
Nikko Cordial Corp.^	150,000	1,737,692
Nintendo Co., Ltd.	10,700	1,249,938
Nippon Electric Glass Co., Ltd.	280,000	5,052,056
Nippon Mining Holdings, Inc.	379,500	3,013,499
Nippon Telegraph & Telephone Corp.	202	994,494
Nissan Motor Co., Ltd.^	259,600	2,968,428
Nitto Denko Corp.^	38,900	2,193,144
ORIX Corp.	31,900	5,769,808
Sanyo Shinpan Finance Co., Ltd.^	20,800	1,692,042
Secom Co., Ltd.	14,000	674,431
Sega Sammy Holdings, Inc.*	18,900	733,722
Sega Sammy Holdings, Inc.	18,900	747,062
Sharp Corp.^	63,000	913,817
Shin-Etsu Chemical Co., Ltd.^	46,000	2,008,999
SMC Corp.^	14,500	1,933,077
Sumitomo Corp.	295,000	3,118,140
Sumitomo Heavy Industries Ltd.^	372,000	2,642,139
Sumitomo Metal Industries Ltd.^	1,112,000	3,904,853
Sumitomo Mitsui Financial Group, Inc.	1,194	11,272,102
Sumitomo Realty & Development Co., Ltd.	345,000	5,119,905
Takefuji Corp.^	16,280	1,271,202
Tokyo Electric Power Co., Inc.^	113,700	2,879,116
Tokyo Gas Co., Ltd.^	406,000	1,651,368
Toyota Motor Corp.	181,300	8,317,981
Yamada Denki Co., Ltd.^	56,900	4,332,513

		172,544,375

Luxembourg (1.0%)
Arcelor	244,240	5,730,347
SES Global S.A.^	102,400	1,611,134

		7,341,481

Mexico (2.4%)
America Movil S.A. de C.V. (ADR)	213,023	5,606,765
Cemex S.A. de C.V. (ADR)	109,726	5,738,670
Fomento Economico Mexicano S.A. de C.V. (ADR)	20,000	1,398,400
Grupo Televisa S.A. (ADR)	77,935	5,588,719

		18,332,554

Netherlands (3.8%)
ABN AMRO Holding N.V.	160,246	3,850,488
European Aeronautic Defence & Space Co.^	88,620	3,151,919
ING Groep N.V. (CVA)	327,420	9,782,002
Koninklijke (Royal) Philips Electronics N.V.	154,732	4,124,679
Reed Elsevier N.V.	174,093	2,409,597
Royal Dutch Shell plc,
Class A	25,200	834,604
Class B	71,029	2,460,363
Wolters Kluwer N.V., Class C (CVA)	104,776	1,955,483

		28,569,135

Singapore (1.4%)
CapitaLand Ltd.	2,607,000	4,845,209
Flextronics International Ltd.*	167,400	2,151,090
Singapore Telecommunications Ltd.^	2,312,785	3,353,846

		10,350,145

South Korea (1.8%)
Hyundai Motor Co.	54,920	$4,297,628
Samsung Electronics Co., Ltd.	10,520	5,939,280
SK Telecom Co., Ltd.	12,374	2,405,891
SK Telecom Co., Ltd. (ADR)	33,200	725,088

		13,367,887

Spain (2.4%)
Altadis S.A.	71,365	3,206,756
Banco Popular Espanol S.A.	246,805	3,017,263
Endesa S.A.^	164,500	4,416,796
Repsol YPF S.A.^	154,700	5,028,419
Union Fenosa S.A.	66,200	2,193,290

		17,862,524

Sweden (1.4%)
Svenska Cellulosa AB, Class B	46,600	1,636,822
Telefonaktiebolaget LM Ericsson (ADR)*	177,476	6,538,216
Telefonaktiebolaget LM Ericsson, Class B	703,000	2,573,876

		10,748,914

Switzerland (8.2%)
Adecco S.A.	63,520	2,911,795
Credit Suisse Group	102,100	4,537,778
Holcim Ltd. (Registered)	45,215	3,014,333
Lonza AG^	105,293	6,239,585
Micronas Semiconductor Holding AG (Registered)*	24,900	1,068,040
Nestle S.A. (Registered)	14,741	4,333,402
Novartis AG (Registered)	87,871	4,474,486
Roche Holding AG	112,005	15,620,321
UBS AG (Registered)	150,427	12,834,571
Xstrata plc	150,720	3,916,923
Zurich Financial Services AG*	17,085	2,922,042

		61,873,276

United Kingdom (20.5%)
ARM Holdings plc	1,802,556	3,746,960
Aviva plc	400,344	4,408,847
BAE Systems plc	146,300	889,044
Barclays plc	824,744	8,360,383
BG Group plc	425,362	4,048,493
BP plc	513,200	6,114,721
British American Tobacco plc	37,000	779,589
British Energy Group plc*	290,577	2,462,346
British Land Co. plc	138,631	2,306,596
Carphone Warehouse Group plc	805,821	2,836,900
Centrica plc	464,862	2,023,073
Corus Group plc	1,410,900	1,285,452
Diageo plc	255,056	3,677,439
EMI Group plc	511,745	2,195,421
Enterprise Inns plc	500,140	7,454,420
Friends Provident plc	860,880	2,847,978
GlaxoSmithKline plc	429,546	10,957,900
HBOS plc	281,140	4,245,008
HSBC Holdings plc	441,600	7,183,774
Intercontinental Hotels Group plc	515,934	6,544,339
International Power plc*	471,100	2,071,056
Kingfisher plc	544,669	2,081,320
Lloyds TSB Group plc	182,000	1,503,629
Mitchells & Butlers plc	295,300	1,908,122
Morrison (WM) Supermarkets plc	957,384	3,010,566
National Grid Group plc	211,921	1,992,644
Persimmon plc	29,100	441,705
Punch Taverns plc	156,300	2,212,083
Reckitt Benckiser plc	170,478	5,208,505

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Royal & Sun Alliance Insurance Group plc	918,800	$1,576,686
Royal Bank of Scotland Group plc	299,022	8,511,607
SABMiller plc	67,100	1,304,586
Sainsbury (J) plc	526,712	2,604,398
Schroders plc	90,320	1,476,414
Smith & Nephew plc	262,241	2,208,309
Standard Chartered plc	131,104	2,836,578
Stolt Offshore S.A.*^	191,216	2,220,102
Tate & Lyle plc	268,700	2,159,310
Taylor Woodrow plc	277,500	1,591,825
Tesco plc	798,799	4,373,716
Trinity Mirror plc	65,300	693,711
Vodafone Group plc	4,283,225	11,176,744
Whitbread plc	40,054	672,811
Wimpey (George) plc	132,500	1,003,257
Wolseley plc	191,366	4,059,162
WPP Group plc	216,564	2,210,622

		155,478,151

United States (0.3%)
Wynn Resorts Ltd.*	45,064	2,034,640

Total Common Stocks (98.2%) (Cost $636,908,902)		743,638,513

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.1%)
Banesto S.A. Madrid
3.75%, 11/14/05	$6,506,856	6,506,856
Bavaria TRR Corp.
3.76%, 10/12/05	2,780,228	2,780,228
Cantor Fitzgerald Securities
3.94%, 10/3/05	53,081,691	53,081,691
Cedar Springs Capital Company LLC
3.62%, 10/25/05	929,680	929,680
3.63%, 10/27/05	3,223,171	3,223,171
Charta LLC
3.83%, 11/8/05	1,202,277	1,202,277
Citigroup Global Markets, Inc.
3.99%, 10/3/05	4,740,709	4,740,709
Crown Point Capital Co.
3.77%, 10/18/05	3,706,941	3,706,941
Deutsche Bank London
3.84%, 11/30/05	2,370,736	2,370,736
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	9,295,508	9,295,508
Hartford Life, Inc.
3.82%, 10/2/06	743,641	743,641
ING Bank N.V.
3.72%, 11/28/05	1,394,326	1,394,326
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	325,343	325,343
Mane Funding Corp.
3.77%, 10/19/05	3,243,234	3,243,234
Morgan Stanley Bank
3.80%, 11/1/05	6,971,631	6,971,631
New York Life Insurance Co.
3.80%, 1/3/06	2,323,877	2,323,877
Royal Bank of Canada
3.77%, 11/18/05	3,718,203	3,718,203
Royal Bank of Scotland
3.67%, 7/5/06 (l)	2,229,689	2,229,689
Sun Trust Bank
3.80%, 5/17/06 (l)	2,323,877	2,323,877
UniCredito Italiano
3.78%, 12/28/05	$929,551	$929,551
Washington Mutual Bank FA
3.95%, 12/13/05	2,323,877	2,323,877

Total Short-Term Investments of Cash Collateral for Securities Loaned		114,365,046

Time Deposit (1.1%)
JPMorgan Chase Nassau
3.32%, 10/3/05	8,132,860	8,132,860

Total Short-Term Investments (16.2%) (Amortized Cost $122,497,906)		122,497,906

Total Investments (114.4%) (Cost/Amortized Cost $759,406,808)		866,136,419
Other Assets Less Liabilities (-14.4%)		(108,698,852)

Net Assets (100%)		$757,437,567

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	16.9%
Consumer Staples	5.7
Energy	10.3
Financials	24.9
Health Care	8.3
Industrials	8.7
Information Technology	7.9
Materials	8.7
Telecommunications Services	3.2
Utilities	3.6
Cash and Other	1.8

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $3,914,203 or 0.52% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

At September 30, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/05	Unrealized Appreciation
TOPIX Index	14	September-03	$1,618,312	$1,739,809	$121,497

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$516,758,619
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$382,436,353

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,485,862
Aggregate gross unrealized depreciation	(8,746,916)

Net unrealized appreciation	$103,738,946

Federal income tax cost of investments	$762,397,473

At September 30, 2005, the Portfolio had loaned securities with a total value of $108,929,575. This was secured by collateral of $114,365,046 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

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AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.2%)
Autoliv, Inc.	2,500	$108,750
BorgWarner, Inc.^	4,200	237,132
Cooper Tire & Rubber Co.^	7,900	120,633
Johnson Controls, Inc.	850	52,743
Lear Corp.^	1,825	61,995
Magna International, Inc., Class A	2,000	149,720

		730,973

Automobiles (0.4%)
Harley-Davidson, Inc.	26,755	1,296,012

Hotels, Restaurants & Leisure (1.4%)
Hilton Hotels Corp.	31,905	712,119
McDonald’s Corp.	25,600	857,344
Royal Caribbean Cruises Ltd.^	28,255	1,220,616
Starbucks Corp.*	33,950	1,700,895

		4,490,974

Household Durables (0.8%)
American Greetings Corp., Class A^	89,750	2,459,150
Newell Rubbermaid, Inc.^	14,200	321,630

		2,780,780

Internet & Catalog Retail (0.5%)
Expedia, Inc.*^	53,555	1,060,925
IAC/InterActiveCorp.*	26,355	668,099

		1,729,024

Leisure Equipment & Products (0.1%)
Mattel, Inc.	15,600	260,208

Media (4.1%)
Comcast Corp., Class A*	37,455	1,100,428
Comcast Corp., Special Class A*	90,220	2,596,531
DIRECTV Group, Inc.*	207,073	3,101,953
Interpublic Group of Cos., Inc.*^	46,000	535,440
Liberty Media Corp., Class A*	64,900	522,445
Sirius Satellite Radio, Inc.*^	76,620	501,861
Time Warner, Inc.	141,970	2,571,077
Viacom, Inc., Class B	18,600	613,986
Walt Disney Co.	37,600	907,288
XM Satellite Radio Holdings, Inc., Class A*^	26,870	964,902

		13,415,911

Multiline Retail (1.0%)
J.C. Penney Co., Inc.	9,100	431,522
Nordstrom, Inc.	6,400	219,648
Target Corp.	54,000	2,804,220

		3,455,390

Specialty Retail (3.8%)
Best Buy Co., Inc.	37,095	1,614,745
Gap, Inc.	35,500	618,765
Home Depot, Inc.	142,430	5,432,280
Limited Brands ^	29,200	596,556
Linens ‘N Things, Inc.*^	79,708	2,128,204
Office Depot, Inc.*	20,100	596,970
Staples, Inc.	70,687	1,507,047

		12,494,567

Textiles, Apparel & Luxury Goods (0.6%)
Jones Apparel Group, Inc.	7,200	205,200
NIKE, Inc., Class B	21,045	1,718,956
V.F. Corp.	2,200	127,534

		2,051,690

Total Consumer Discretionary		42,705,529

Consumer Staples (5.5%)
Beverages (1.4%)
Coca-Cola Co.	31,675	1,368,043
Molson Coors Brewing Co.^	3,300	211,233
PepsiCo, Inc.	53,030	$3,007,332

		4,586,608

Food & Staples Retailing (0.5%)
Kroger Co.*	19,500	401,505
Safeway, Inc.^	17,500	448,000
SUPERVALU, Inc.	7,300	227,176
Wal-Mart Stores, Inc.	11,300	495,166

		1,571,847

Food Products (0.8%)
Archer-Daniels-Midland Co.	2,300	56,718
Bunge Ltd.^	7,100	373,602
ConAgra Foods, Inc.	20,000	495,000
Del Monte Foods Co.*	16,200	173,826
General Mills, Inc.	14,500	698,900
Kraft Foods, Inc., Class A^	8,800	269,192
Sara Lee Corp.^	9,300	176,235
Unilever N.V. (N.Y. Shares)^	5,200	371,540

		2,615,013

Household Products (2.1%)
Clorox Co.	9,700	538,738
Colgate-Palmolive Co.	43,150	2,277,889
Kimberly-Clark Corp.	13,000	773,890
Procter & Gamble Co.	60,035	3,569,681

		7,160,198

Tobacco (0.7%)
Altria Group, Inc.	26,550	1,957,000
UST, Inc.^	8,100	339,066

		2,296,066

Total Consumer Staples		18,229,732

Energy (7.4%)
Energy Equipment & Services (1.6%)
Diamond Offshore Drilling, Inc.^	7,125	436,406
GlobalSantaFe Corp.	8,700	396,894
Halliburton Co.	20,645	1,414,596
Noble Corp.	6,500	444,990
Rowan Cos., Inc.	9,500	337,155
Schlumberger Ltd.	25,600	2,160,128

		5,190,169

Oil & Gas (5.8%)
BP plc (ADR)	5,300	375,505
Canadian Natural Resources Ltd.	35,300	1,596,803
Chevron Corp.	78,693	5,093,798
ConocoPhillips	13,782	963,500
Exxon Mobil Corp.	137,355	8,727,537
Marathon Oil Corp.	8,500	585,905
Occidental Petroleum Corp.	20,210	1,726,540
Total S.A. (ADR)^	2,600	353,132

		19,422,720

Total Energy		24,612,889

Financials (15.4%)
Capital Markets (4.4%)
Bank of New York Co., Inc.	103,150	3,033,642
Charles Schwab Corp.	192,700	2,780,661
Federated Investors, Inc., Class B	10,700	355,561
Goldman Sachs Group, Inc.	35,585	4,326,424
Lehman Brothers Holdings, Inc.	5,125	596,960
Mellon Financial Corp.	20,000	639,400
Merrill Lynch & Co., Inc.	14,400	883,440
Morgan Stanley	35,380	1,908,397
Waddell & Reed Financial, Inc.^	8,700	168,432

		14,692,917

Commercial Banks (3.3%)
Bank of America Corp.	111,000	4,673,100
BB&T Corp.	1,600	62,480
Comerica, Inc.	6,050	356,345
Huntington Bancshares, Inc./Ohio	22,250	499,957

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp.	7,975	$257,194
Lloyds TSB Group plc	290,250	2,397,958
National City Corp.	6,500	217,360
PNC Financial Services Group, Inc.	5,100	295,902
U.S. Bancorp	15,350	431,028
Wachovia Corp.	25,700	1,223,063
Wells Fargo & Co.	7,150	418,776

		10,833,163

Consumer Finance (0.9%)
American Express Co.	48,615	2,792,446

Diversified Financial Services (2.4%)
Chicago Mercantile Exchange Holdings, Inc.	7,310	2,465,663
Citigroup, Inc.	98,650	4,490,548
JPMorgan Chase & Co.	33,000	1,119,690

		8,075,901

Insurance (3.0%)
ACE Ltd.	7,800	367,146
Allstate Corp.	7,900	436,791
American International Group, Inc.	27,825	1,724,037
Chubb Corp.	4,350	389,543
Genworth Financial, Inc., Class A	16,000	515,840
Hartford Financial Services Group, Inc.	9,700	748,549
MBIA, Inc.	52,041	3,154,725
MetLife, Inc.	17,750	884,482
PartnerRe Ltd.^	900	57,645
Prudential Financial, Inc.	7,600	513,456
RenaissanceRe Holdings Ltd.	1,800	78,714
St. Paul Travelers Cos., Inc.	18,099	812,102
XL Capital Ltd., Class A	4,400	299,332

		9,982,362

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	8,250	217,965
Countrywide Financial Corp.	38,150	1,258,187
Fannie Mae	53,215	2,385,096
Freddie Mac	8,100	457,326
Washington Mutual, Inc.^	11,725	459,855

		4,778,429

Total Financials		51,155,218

Health Care (13.9%)
Biotechnology (0.9%)
Amgen, Inc.*	24,935	1,986,571
Genentech, Inc.*	13,090	1,102,309

		3,088,880

Health Care Equipment & Supplies (2.6%)
Biomet, Inc.^	35,185	1,221,271
Boston Scientific Corp.*	4,100	95,817
Fisher Scientific International, Inc.*	43,150	2,677,458
Medtronic, Inc.	76,790	4,117,480
Varian Medical Systems, Inc.*^	15,830	625,443

		8,737,469

Health Care Providers & Services (5.1%)
AmerisourceBergen Corp.	3,100	239,630
Caremark Rx, Inc.*	80,880	4,038,339
Eclipsys Corp.*	97,550	1,740,292
HCA, Inc.	13,900	666,088
Health Management Associates, Inc., Class A	82,700	1,940,969
Medco Health Solutions, Inc.*	10,100	553,783
Tenet Healthcare Corp.*^	13,806	155,041
UnitedHealth Group, Inc.	88,015	4,946,443
WellPoint, Inc.*	34,150	2,589,253

		16,869,838

Pharmaceuticals (5.3%)
Abbott Laboratories	19,600	831,040
Bristol-Myers Squibb Co.	20,075	$483,004
Eli Lilly & Co.	32,235	1,725,217
GlaxoSmithKline plc (ADR)	8,700	446,136
Johnson & Johnson	48,770	3,086,166
Merck & Co., Inc.	27,175	739,432
Novartis AG (ADR)	10,300	525,300
Pfizer, Inc.	193,600	4,834,192
Sanofi-Aventis	26,850	2,225,555
Sanofi-Aventis (ADR)	56,545	2,349,445
Wyeth	4,600	212,842

		17,458,329

Total Health Care		46,154,516

Industrials (10.2%)
Aerospace & Defense (1.1%)
Boeing Co.	14,500	985,275
Goodrich Corp.	10,200	452,268
Lockheed Martin Corp.	11,800	720,272
Northrop Grumman Corp.	13,000	706,550
Raytheon Co.	21,390	813,248

		3,677,613

Air Freight & Logistics (0.5%)
FedEx Corp.	17,575	1,531,310
United Parcel Service, Inc., Class B	600	41,478

		1,572,788

Airlines (0.7%)
Southwest Airlines Co.	167,008	2,480,069

Building Products (0.1%)
Masco Corp.	7,000	214,760

Commercial Services & Supplies (0.8%)
Apollo Group, Inc., Class A*	32,195	2,137,426
FTI Consulting, Inc.*	17,670	446,344

		2,583,770

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	3,525	243,719
Hubbell, Inc., Class B	6,100	286,273

		529,992

Industrial Conglomerates (5.1%)
General Electric Co.	380,010	12,794,937
Textron, Inc.	8,700	623,964
Tyco International Ltd.	130,250	3,627,462

		17,046,363

Machinery (0.5%)
Crane Co.	2,300	68,402
Eaton Corp.	8,750	556,062
Ingersoll-Rand Co., Class A	16,500	630,795
SPX Corp.^	8,400	385,980

		1,641,239

Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.	6,000	358,800
CSX Corp.	8,900	413,672
Norfolk Southern Corp.	11,700	474,552
Union Pacific Corp.	39,000	2,796,300

		4,043,324

Total Industrials		33,789,918

Information Technology (14.0%)
Communications Equipment (4.3%)
ADC Telecommunications, Inc.*	18,656	426,476
Cisco Systems, Inc.*	296,455	5,315,438
Corning, Inc.*	32,200	622,426
Motorola, Inc.	220,250	4,865,323
Nokia OYJ (ADR)	28,800	487,008
QUALCOMM, Inc.	1,600	71,600
Research In Motion Ltd.*^	31,220	2,135,448

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Tellabs, Inc.*	29,450	$309,814

		14,233,533

Computers & Peripherals (1.6%)
Dell, Inc.*	24,080	823,536
EMC Corp.*	64,300	832,042
Hewlett-Packard Co.	45,100	1,316,920
International Business Machines Corp.	21,575	1,730,746
Lexmark International, Inc., Class A*	11,215	684,676

		5,387,920

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.*	6,200	194,432
Avnet, Inc.*^	6,300	154,035
Celestica, Inc.*^	16,400	185,484
Flextronics International Ltd.*^	24,900	319,965
Sanmina-SCI Corp.*^	46,300	198,627
Solectron Corp.*	56,100	219,351
Tech Data Corp.*^	2,000	73,420

		1,345,314

Internet Software & Services (1.3%)
Google, Inc., Class A*	4,650	1,471,539
Yahoo!, Inc.*	85,555	2,895,181

		4,366,720

IT Services (0.5%)
BearingPoint, Inc.*^	136,600	1,036,794
Electronic Data Systems Corp.	25,900	581,196

		1,617,990

Semiconductors & Semiconductor Equipment (2.1%)
Agere Systems, Inc.*	25,700	267,537
Applied Materials, Inc.	30,700	520,672
Intel Corp.	114,210	2,815,276
Samsung Electronics Co., Ltd. (GDR)^ §	4,913	1,386,867
Texas Instruments, Inc.	52,625	1,783,988

		6,774,340

Software (3.8%)
Microsoft Corp.	373,150	9,601,149
Oracle Corp.*	141,450	1,752,566
SAP AG (ADR)^	28,185	1,221,256

		12,574,971

Total Information Technology		46,300,788

Materials (2.1%)
Chemicals (1.2%)
Dow Chemical Co.	63,400	2,641,878
DuPont (E.I.) de Nemours & Co.	6,600	258,522
Lubrizol Corp.	11,600	502,628
PPG Industries, Inc.	10,400	615,576

		4,018,604

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,800	298,148

Containers & Packaging (0.2%)
Owens-Illinois, Inc.*	20,200	416,524
Smurfit-Stone Container Corp.*^	14,300	148,148
Temple-Inland, Inc.	2,000	81,700

		646,372

Metals & Mining (0.6%)
Rio Tinto plc (ADR)^	10,750	1,766,225
United States Steel Corp.	5,500	232,925

		1,999,150

Total Materials		6,962,274

Telecommunication Services (4.3%)
Diversified Telecommunication Services (1.6%)
ALLTEL Corp.	41,450	2,698,809
SBC Communications, Inc.	5,200	124,644
Sprint Nextel Corp.	49,400	$1,174,732
Verizon Communications, Inc.	42,200	1,379,518

		5,377,703

Wireless Telecommunication Services (2.7%)
China Mobile (Hong Kong) Ltd. (ADR)^	50,405	1,241,979
Crown Castle International Corp.*	51,600	1,270,908
Leap Wireless International, Inc.*^	56,100	1,974,720
NII Holdings, Inc.*	52,450	4,429,403

		8,917,010

Total Telecommunication Services		14,294,713

Utilities (0.5%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	9,475	376,157
Entergy Corp.^	5,500	408,760
Exelon Corp.	7,700	411,488
Northeast Utilities	15,700	313,215

		1,509,620

Multi-Utilities & Unregulated Power (0.0%)
Constellation Energy Group, Inc.	2,625	161,700

Total Utilities		1,671,320

Total Common Stocks (86.2%) (Cost $262,791,483)		285,876,897

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.6%)
UBS Finance Delaware LLC
3.86%, 10/3/05 (p)	$5,200,000	5,198,327

Government Securities (5.4%)
Federal Home Loan Bank
3.18%, 10/3/05 (o)	17,900,000	17,895,257

Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
Banesto S.A. Madrid
3.75%, 11/14/05	1,044,648	1,044,648
Bavaria TRR Corp.
3.76%, 10/12/05	446,354	446,354
Cantor Fitzgerald Securities
3.94%, 10/3/05	8,522,041	8,522,041
Cedar Springs Capital Company LLC
3.62%, 10/25/05 .	149,256	149,256
3.63%, 10/27/05 .	517,466	517,466
Charta LLC
3.83%, 11/8/05	193,021	193,021
Citigroup Global Markets, Inc.
3.99%, 10/3/05	761,101	761,101
Crown Point Capital Co.
3.77%, 10/18/05	595,134	595,134
Deutsche Bank London
3.84%, 11/30/05	380,612	380,612
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	1,492,355	1,492,355
Hartford Life, Inc.
3.82%, 10/2/06	119,388	119,388
ING Bank N.V.
3.72%, 11/28/05	223,853	223,853
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	52,232	52,232
Mane Funding Corp.
3.77%, 10/19/05	520,687	520,687

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note1)
Morgan Stanley Bank
3.80%, 11/1/05	$1,119,266	$1,119,266
New York Life Insurance Co.
3.80%, 1/3/06	373,089	373,089
Royal Bank of Canada
3.77%, 11/18/05	596,942	596,942
Royal Bank of Scotland
3.67%, 7/5/06 (l)	357,967	357,967
Sun Trust Bank
3.80%, 5/17/06 (l)	373,089	373,089
UniCredito Italiano
3.78%, 12/28/05	149,235	149,235
Washington Mutual Bank FA
3.95%, 12/13/05	373,089	373,089

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,360,825

Time Deposit (9.4%)
JPMorgan Chase Nassau
3.32%, 10/3/05	31,215,546	31,215,546

Total Short-Term Investments (21.9%) (Amortized Cost $72,672,094)		72,669,955

Total Investments (108.1%) (Cost/Amortized Cost $335,463,577)		358,546,852
Other Assets Less Liabilities (-8.1%)		(26,988,822)

Net Assets (100%)		$331,558,030

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $1,386,867 or 0.42% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$163,467,704
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,675,938

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,885,700
Aggregate gross unrealized depreciation	(5,579,701)

Net unrealized appreciation	$22,305,999

Federal income tax cost of investments	$336,240,853

At September 30, 2005, the Portfolio had loaned securities with a total value of $18,194,138. This was secured by collateral of $18,360,825 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $217,203, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $9,559 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.1%)
Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	46,000	$2,299,080
Starbucks Corp.*	82,700	4,143,270
Starwood Hotels & Resorts
Worldwide, Inc.^	36,700	2,098,139

		8,540,489

Household Durables (0.6%)
Centex Corp.	12,650	816,937
D.R. Horton, Inc.	12,606	456,589
Lennar Corp., Class A	9,770	583,855
Pulte Homes, Inc.	7,190	308,595

		2,165,976

Internet & Catalog Retail (4.7%)
Amazon.com, Inc.*	163,085	7,387,751
eBay, Inc.*	224,670	9,256,404

		16,644,155

Media (3.0%)
Pixar*^	94,950	4,226,225
XM Satellite Radio Holdings, Inc., Class A*^	173,630	6,235,053

		10,461,278

Multiline Retail (1.6%)
J.C. Penney Co., Inc.	41,700	1,977,414
Target Corp.	71,570	3,716,630

		5,694,044

Specialty Retail (2.2%)
Bed Bath & Beyond, Inc.*	41,360	1,661,845
Lowe’s Cos., Inc.	54,760	3,526,544
Urban Outfitters, Inc.*^	34,120	1,003,128
Williams-Sonoma, Inc.*^	42,470	1,628,724

		7,820,241

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc.*	129,240	4,052,966
NIKE, Inc., Class B	21,500	1,756,120

		5,809,086

Total Consumer Discretionary		57,135,269

Consumer Staples (5.2%)
Beverages (0.6%)
PepsiCo, Inc.	34,000	1,928,140

Food & Staples Retailing (2.3%)
Wal-Mart Stores, Inc.	41,800	1,831,676
Walgreen Co.	146,100	6,348,045

		8,179,721

Household Products (1.9%)
Procter & Gamble Co.^	111,980	6,658,331

Personal Products (0.4%)
Gillette Co.	27,000	1,571,400

Total Consumer Staples		18,337,592

Energy (2.0%)
Energy Equipment & Services (1.1%)
Schlumberger Ltd.	21,650	1,826,827
Transocean, Inc.*^	32,700	2,004,837

		3,831,664

Oil & Gas (0.9%)
Apache Corp.	16,900	1,271,218
ConocoPhillips	26,800	1,873,588

		3,144,806

Total Energy		6,976,470

Financials (13.2%)
Capital Markets (4.3%)
Charles Schwab Corp.	67,760	977,777
Franklin Resources, Inc.^	18,900	$1,586,844
Goldman Sachs Group, Inc.	49,610	6,031,584
Legg Mason, Inc.	34,885	3,826,536
Merrill Lynch & Co., Inc.	45,010	2,761,363

		15,184,104

Commercial Banks (1.5%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,153,277
Zions Bancorporation^	17,900	1,274,659

		5,427,936

Diversified Financial Services (1.2%)
Citigroup, Inc.	81,800	3,723,536
JPMorgan Chase & Co.	14,847	503,759

		4,227,295

Insurance (5.9%)
Aflac, Inc.	28,650	1,297,845
American International Group, Inc.	91,060	5,642,078
MetLife, Inc.	26,400	1,315,512
Progressive Corp.	122,050	12,787,178

		21,042,613

Thrifts & Mortgage Finance (0.3%)
Golden West Financial Corp.^	17,400	1,033,386

Total Financials		46,915,334

Health Care (20.3%)
Biotechnology (7.6%)
Amgen, Inc.*	99,120	7,896,890
Celgene Corp.*^	17,300	939,736
Genentech, Inc.*	153,050	12,888,341
Gilead Sciences, Inc.*	107,840	5,258,278

		26,983,245

Health Care Equipment & Supplies (5.1%)
Alcon, Inc.	23,600	3,017,968
Medtronic, Inc.	59,300	3,179,666
St. Jude Medical, Inc.*	119,150	5,576,220
Stryker Corp.	43,560	2,153,171
Varian Medical Systems, Inc.*	46,090	1,821,016
Zimmer Holdings, Inc.*	35,760	2,463,506

		18,211,547

Health Care Providers & Services (4.6%)
Aetna, Inc.	29,100	2,506,674
Caremark Rx, Inc.*	74,100	3,699,813
Health Net, Inc.*	24,700	1,168,804
UnitedHealth Group, Inc.^	89,990	5,057,438
WellPoint, Inc.*	52,730	3,997,989

		16,430,718

Pharmaceuticals (3.0%)
Abbott Laboratories	68,600	2,908,640
Forest Laboratories, Inc.*	22,320	869,811
Novartis AG (ADR)^	37,500	1,912,500
Schering-Plough Corp.	85,700	1,803,985
Teva Pharmaceutical Industries Ltd. (ADR)^	97,660	3,263,797

		10,758,733

Total Health Care		72,384,243

Industrials (5.9%)
Aerospace & Defense (1.6%)
Boeing Co.	38,800	2,636,460
United Technologies Corp.	58,800	3,048,192

		5,684,652

Building Products (0.1%)
American Standard Cos., Inc.	11,020	512,981

Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*	70,600	4,687,134

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (2.4%)
General Electric Co.	252,120	$8,488,880

Machinery (0.5%)
Danaher Corp.	33,630	1,810,303

Total Industrials		21,183,950

Information Technology (35.6%)
Communications Equipment (6.4%)
Cisco Systems, Inc.*	101,900	1,827,067
Comverse Technology, Inc.*^	62,100	1,631,367
Corning, Inc.*	56,420	1,090,599
Juniper Networks, Inc.*^	229,180	5,452,192
Motorola, Inc.	49,700	1,097,873
QUALCOMM, Inc.	259,150	11,596,962

		22,696,060

Computers & Peripherals (7.0%)
Apple Computer, Inc.*	98,150	5,261,822
Dell, Inc.*	263,370	9,007,254
EMC Corp.*	311,360	4,028,998
Network Appliance, Inc.*	209,785	4,980,296
SanDisk Corp.*^	33,000	1,592,250

		24,870,620

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A	14,460	583,316

Internet Software & Services (8.1%)
Google, Inc., Class A*	42,600	13,481,196
Yahoo!, Inc.*	454,850	15,392,124

		28,873,320

IT Services (0.7%)
Automatic Data Processing, Inc.	23,800	1,024,352
Infosys Technologies Ltd. (ADR)	8,760	650,693
Iron Mountain, Inc.*^	18,800	689,960

		2,365,005

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	52,570	1,324,764
Broadcom Corp., Class A*	152,640	7,160,343
Marvell Technology Group Ltd.*^	153,510	7,078,346
Maxim Integrated Products, Inc.	84,900	3,620,985
Xilinx, Inc.	133,800	3,726,330

		22,910,768

Software (6.8%)
Activision, Inc.*	52,400	1,071,580
Adobe Systems, Inc.	95,175	2,840,974
Electronic Arts, Inc.*^	116,900	6,650,441
Microsoft Corp.	168,960	4,347,341
Oracle Corp.*	173,500	2,149,665
SAP AG (ADR)^	51,170	2,217,196
Symantec Corp.*	226,655	5,136,002

		24,413,199

Total Information Technology		126,712,288

Materials (0.3%)
Chemicals (0.3%)
Dow Chemical Co.	27,400	1,141,758

Total Materials		1,141,758

Total Common Stocks (98.6%) (Cost $283,418,451)		350,786,904

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.4%)
Banesto S.A. Madrid
3.75%, 11/14/05	$2,104,113	2,104,113
Bavaria TRR Corp.
3.76%, 10/12/05	$899,039	$899,039
Cantor Fitzgerald Securities
3.94%, 10/3/05	17,164,953	17,164,953
Cedar Springs Capital Company LLC
3.62%, 10/25/05	300,629	300,629
3.63%, 10/27/05	1,042,272	1,042,272
Charta LLC
3.83%, 11/8/05	388,779	388,779
Citigroup Global Markets, Inc.
3.99%, 10/3/05	1,532,996	1,532,996
Crown Point Capital Co.
3.77%, 10/18/05	1,198,708	1,198,708
Deutsche Bank London
3.84%, 11/30/05	766,621	766,621
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	3,005,876	3,005,876
Hartford Life, Inc.
3.82%, 10/2/06	240,470	240,470
ING Bank N.V.
3.72%, 11/28/05	450,881	450,881
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	105,206	105,206
Mane Funding Corp.
3.77%, 10/19/05	1,048,760	1,048,760
Morgan Stanley Bank
3.80%, 11/1/05	2,254,407	2,254,407
New York Life Insurance Co.
3.80%, 1/3/06	751,469	751,469
Royal Bank of Canada
3.77%, 11/18/05	1,202,350	1,202,350
Royal Bank of Scotland
3.67%, 7/5/06 (l)	721,011	721,011
Sun Trust Bank
3.80%, 5/17/06 (l)	751,469	751,469
UniCredito Italiano
3.78%, 12/28/05	300,588	300,588
Washington Mutual Bank FA
3.95%, 12/13/05	751,469	751,469

(Amortized Cost $36,982,066)		36,982,066

Total Investments (109.0%) (Cost/Amortized Cost $320,400,517)		387,768,970
Other Assets Less Liabilities (-9.0%)		(31,947,650)

Net Assets (100%)		$355,821,320

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,379,273
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$114,520,404

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,888,349
Aggregate gross unrealized depreciation	(4,422,243)

Net unrealized appreciation	$65,466,106

Federal income tax cost of investments	$322,302,864

At September 30, 2005, the Portfolio had loaned securities with a total value of $37,549,005. This was secured by collateral of $36,982,066 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $558,492, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $6,054,253 of which $1,406,718 expires in the year 2010, $2,398,957 expires in the year 2011, and $2,248,578 expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (0.2%)
Johnson Controls, Inc.	15,000	$930,750

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	30,000	1,499,400
Hilton Hotels Corp.	22,400	499,968
McDonald’s Corp.	240,590	8,057,359
Royal Caribbean Cruises Ltd.^	15,000	648,000

		10,704,727

Household Durables (0.5%)
Fortune Brands, Inc.	25,000	2,033,250
Pulte Homes, Inc.	10,000	429,200

		2,462,450

Industrial Conglomerates (0.0%)
ACCO Brands Corp.*	5,875	165,792

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	33,010	648,647

Media (3.8%)
Comcast Corp., Special Class A*	68,100	1,959,918
News Corp., Class A	254,300	3,964,537
Reed Elsevier plc	128,030	1,187,982
Time Warner, Inc.	257,500	4,663,325
Tribune Co.^	26,930	912,658
Viacom, Inc., Class B	182,620	6,028,286
Walt Disney Co.	29,830	719,798
Westwood One, Inc.^	20,000	397,800

		19,834,304

Multiline Retail (0.3%)
Sears Holdings Corp.*^	14,000	1,741,880

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	20,000	803,600
Gap, Inc.	98,440	1,715,809
Home Depot, Inc.	117,400	4,477,636
Lowe’s Cos., Inc.^	61,980	3,991,512
TJX Cos., Inc.^	56,740	1,162,035

		12,150,592

Total Consumer Discretionary		48,639,142

Consumer Staples (8.5%)
Beverages (0.5%)
Coca-Cola Co.	9,900	427,581
Diageo plc	55,180	795,594
PepsiCo, Inc.	19,170	1,087,131

		2,310,306

Food & Staples Retailing (0.7%)
Wal-Mart Stores, Inc.	80,750	3,538,465

Food Products (1.4%)
Archer-Daniels-Midland Co.	57,020	1,406,113
H.J. Heinz Co.	35,350	1,291,689
Kellogg Co	57,650	2,659,394
Nestle S.A. (Registered)	3,410	1,002,436
Sara Lee Corp.	53,960	1,022,542

		7,382,174

Household Products (1.3%)
Colgate-Palmolive Co.	21,400	1,129,706
Kimberly-Clark Corp.	36,470	2,171,059
Procter & Gamble Co.	60,700	3,609,222

		6,909,987

Personal Products (0.6%)
Avon Products, Inc.	122,880	3,317,760

Tobacco (4.0%)
Altria Group, Inc.^	268,370	19,781,553
Loews Corp.- Carolina Group	17,700	$701,451

		20,483,004

Total Consumer Staples		43,941,696

Energy (14.0%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	41,000	2,446,880
Halliburton Co.^	141,400	9,688,728
Nabors Industries Ltd.*	42,300	3,038,409
Noble Corp.	15,830	1,083,722
Schlumberger Ltd.	15,000	1,265,700

		17,523,439

Oil & Gas (10.6%)
Amerada Hess Corp.^	5,000	687,500
BP plc (ADR)	67,780	4,802,213
Chevron Corp.	38,939	2,520,521
ConocoPhillips	220,618	15,423,404
Devon Energy Corp.	21,330	1,464,091
EOG Resources, Inc.	19,790	1,482,271
Exxon Mobil Corp.	119,840	7,614,634
Marathon Oil Corp.	89,491	6,168,615
Noble Energy, Inc.	97,550	4,575,095
Occidental Petroleum Corp.	66,750	5,702,452
Total S.A. (ADR)^	31,430	4,268,823

		54,709,619

Total Energy		72,233,058

Financials (23.8%)
Capital Markets (2.9%)
Franklin Resources, Inc.	14,970	1,256,881
Goldman Sachs Group, Inc.	57,050	6,936,139
Lehman Brothers Holdings, Inc.	10,020	1,167,130
Mellon Financial Corp.	48,560	1,552,463
Merrill Lynch & Co., Inc.	41,710	2,558,909
Morgan Stanley	9,900	534,006
UBS AG (Registered)	10,601	904,487

		14,910,015

Commercial Banks (4.9%)
Bank of America Corp.	377,529	15,893,971
North Fork Bancorp, Inc.	63,700	1,624,350
PNC Financial Services Group, Inc.	40,310	2,338,786
SunTrust Banks, Inc.^	51,250	3,559,312
Wachovia Corp.	15,000	713,850
Wells Fargo & Co.	24,700	1,446,679

		25,576,948

Consumer Finance (0.6%)
American Express Co.	30,940	1,777,194
MBNA Corp.	56,650	1,395,856

		3,173,050

Diversified Financial Services (6.6%)
Citigroup, Inc.	470,350	21,410,332
JPMorgan Chase & Co.	379,056	12,861,370

		34,271,702

Insurance (7.1%)
ACE Ltd.	96,800	4,556,376
Aflac, Inc.	16,830	762,399
Allstate Corp.	78,970	4,366,251
American International Group, Inc.	119,500	7,404,220
Axis Capital Holdings Ltd.	66,000	1,881,660
Chubb Corp.^	10,600	949,230
Hartford Financial Services Group, Inc.	21,610	1,667,644
Lincoln National Corp.	10,300	535,806
MetLife, Inc.	108,350	5,399,080
St. Paul Travelers Cos., Inc.	203,749	9,142,218

		36,664,884

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.7%)
Fannie Mae	173,000	$7,753,860
Freddie Mac	14,190	801,167

		8,555,027

Total Financials		123,151,626

Health Care (7.3%)
Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	13,720	547,016
Boston Scientific Corp.*	124,500	2,909,565
Zimmer Holdings, Inc.*	7,000	482,230

		3,938,811

Health Care Providers & Services (1.1%)
Health Management Associates, Inc., Class A^	99,900	2,344,653
UnitedHealth Group, Inc.	7,900	443,980
WellPoint, Inc.*	36,100	2,737,102

		5,525,735

Pharmaceuticals (5.5%)
Abbott Laboratories	42,170	1,788,008
Eli Lilly & Co.	5,700	305,064
Forest Laboratories, Inc.*	28,600	1,114,542
Johnson & Johnson	55,890	3,536,719
Merck & Co., Inc.	78,720	2,141,971
Novartis AG (ADR)^	165,050	8,417,550
Pfizer, Inc.	44,690	1,115,910
Sanofi-Aventis (ADR)	183,784	7,636,225
Wyeth	47,300	2,188,571

		28,244,560

Total Health Care		37,709,106

Industrials (14.7%)
Aerospace & Defense (2.4%)
Lockheed Martin Corp.	55,900	3,412,136
Northrop Grumman Corp.	59,510	3,234,368
United Technologies Corp.	109,520	5,677,517

		12,324,021

Air Freight & Logistics (0.4%)
CNF, Inc.^	7,620	400,050
United Parcel Service, Inc., Class B	25,000	1,728,250

		2,128,300

Building Products (0.8%)
American Standard Cos., Inc.	23,300	1,084,615
Masco Corp.	91,700	2,813,356

		3,897,971

Commercial Services & Supplies (2.5%)
Cendant Corp.^	397,850	8,211,624
R.R. Donnelley & Sons Co. (New York Exchange)	132,415	4,908,624

		13,120,248

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	19,180	1,326,105
Emerson Electric Co.	19,910	1,429,538

		2,755,643

Industrial Conglomerates (2.9%)
General Electric Co.	189,800	6,390,566
Tyco International Ltd.	300,830	8,378,116

		14,768,682

Machinery (1.1%)
Deere & Co.	48,820	2,987,784
Illinois Tool Works, Inc.	17,440	1,435,835
Ingersoll-Rand Co., Class A	20,000	764,600
Sandvik AB	12,620	629,404

		5,817,623

Road & Rail (3.9%)
Burlington Northern Santa Fe Corp.	31,350	1,874,730
CSX Corp.^	174,250	$8,099,140
Norfolk Southern Corp.^	231,750	9,399,780
Union Pacific Corp.	11,700	838,890

		20,212,540

Trading Companies & Distributors (0.2%)
Finning International, Inc.	6,430	221,831
Grainger (W.W.), Inc.	13,490	848,791

		1,070,622

Total Industrials		76,095,650

Information Technology (7.8%)
Communications Equipment (0.6%)
Cisco Systems, Inc.*	38,000	681,340
Juniper Networks, Inc.*	34,700	825,513
QUALCOMM, Inc.	31,600	1,414,100

		2,920,953

Computers & Peripherals (2.6%)
EMC Corp.*	26,600	344,204
Hewlett-Packard Co.^	135,650	3,960,980
International Business Machines Corp.	105,400	8,455,188
Lexmark International, Inc., Class A*^	14,350	876,068

		13,636,440

IT Services (0.7%)
Accenture Ltd., Class A*^	110,660	2,817,404
Fiserv, Inc.*^	18,000	825,660

		3,643,064

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.	20,680	768,055

Software (3.7%)
Microsoft Corp.	576,900	14,843,637
Oracle Corp.*	182,560	2,261,918
Symantec Corp.*	88,880	2,014,021

		19,119,576

Total Information Technology		40,088,088

Materials (5.0%)
Chemicals (4.4%)
Air Products & Chemicals, Inc.	105,700	5,828,298
BASF AG (ADR)	103,000	7,766,200
Dow Chemical Co.	35,620	1,484,285
DuPont (E.I.) de Nemours & Co.	69,660	2,728,582
L’Air Liquide S.A.	2,320	427,958
Nalco Holding Co.*	21,990	370,971
PPG Industries, Inc.	40,020	2,368,784
Praxair, Inc.	11,270	540,171
Syngenta AG*	13,880	1,458,786

		22,974,035

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*^	36,530	378,451

Metals & Mining (0.1%)
Alcoa, Inc.	20,200	493,284

Paper & Forest Products (0.4%)
Bowater, Inc.^	11,500	325,105
International Paper Co.	56,840	1,693,832

		2,018,937

Total Materials		25,864,707

Telecommunication Services (4.4%)
Diversified Telecommunication Services (3.9%)
BellSouth Corp.	43,300	1,138,790
SBC Communications, Inc.	127,400	3,053,778
Sprint Nextel Corp.	500,440	11,900,463

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	135,140	$4,417,727

		20,510,758

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	933,690	2,436,392

Total Telecommunication Services		22,947,150

Utilities (3.6%)
Electric Utilities (2.6%)
Entergy Corp.	131,740	9,790,917
Exelon Corp.	11,630	621,507
FPL Group, Inc.	7,000	333,200
PPL Corp.^	41,100	1,328,763
TXU Corp.	8,780	991,086

		13,065,473

Multi-Utilities & Unregulated Power (1.0%)
Dominion Resources, Inc.	52,270	4,502,538
Public Service Enterprise Group, Inc.^	12,450	801,282

		5,303,820

Total Utilities		18,369,293

Total Common Stocks (98.5%) (Cost $456,769,039)		509,039,516

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Cargill, Inc.
3.85%, 10/3/05 § (p)	$3,034,000	3,033,026

Short-Term Investments of Cash Collateral for Securities Loaned (7.6%)
Banesto S.A. Madrid
3.75%, 11/14/05	2,238,919	2,238,919
Bavaria TRR Corp.
3.76%, 10/12/05	956,638	956,638
Cantor Fitzgerald Securities
3.94%, 10/3/05	18,264,675	18,264,675
Cedar Springs Capital Company LLC
3.62%, 10/25/05	319,890	319,890
3.63%, 10/27/05	1,109,049	1,109,049
Charta LLC
3.83%, 11/8/05	413,687	413,687
Citigroup Global Markets, Inc.
3.99%, 10/3/05	1,631,212	1,631,212
Crown Point Capital Co.
3.77%, 10/18/05	1,275,507	1,275,507
Deutsche Bank London
3.84%, 11/30/05	815,737	815,737
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	3,198,456	3,198,456
Hartford Life, Inc.
3.82%, 10/2/06	255,876	255,876
ING Bank N.V.
3.72%, 11/28/05	479,768	479,768
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	111,946	111,946
Mane Funding Corp.
3.77%, 10/19/05	1,115,952	1,115,952
Morgan Stanley Bank
3.80%, 11/1/05	2,398,842	2,398,842
New York Life Insurance Co.
3.80%, 1/3/06	799,614	799,614
Royal Bank of Canada
3.77%, 11/18/05	1,279,382	1,279,382
Royal Bank of Scotland
3.67%, 7/5/06 (l)	767,205	767,205
Sun Trust Bank
3.80%, 5/17/06 (l)	$799,614	$799,614
UniCredito Italiano
3.78%, 12/28/05	319,846	319,846
Washington Mutual Bank FA
3.95%, 12/13/05	799,614	799,614

Total Short-Term Investments of Cash Collateral for Securities Loaned		39,351,429

Time Deposit (1.3%)
JPMorgan Chase Nassau
3.32%, 10/3/05	6,615,917	6,615,917

Total Short-Term Investments (9.5%) (Amortized Cost $49,000,696)		49,000,372

Total Investments (108.0%) (Cost/Amortized Cost $505,769,735)		558,039,888
Other Assets Less Liabilities (-8.0%)		(41,498,820)

Net Assets (100%)		$516,541,068

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $3,033,026 or 0.59% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$343,783,565
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$263,553,509

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,868,748
Aggregate gross unrealized depreciation	(14,493,519)

Net unrealized appreciation	$50,375,229

Federal income tax cost of investments	$507,664,659

At September 30, 2005, the Portfolio had loaned securities with a total value of $38,627,088. This was secured by collateral of $39,351,429 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $8,125, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $12,432 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (1.0%)
Autoliv, Inc.	1,300	$56,550
BorgWarner, Inc.	118,100	6,667,926
Gentex Corp.^	24,500	426,300

		7,150,776

Automobiles (0.1%)
Winnebago Industries, Inc.^	36,500	1,057,405

Distributors (0.0%)
LKQ Corp.*	4,100	123,820

Hotels, Restaurants & Leisure (4.9%)
BJ’s Restaurants, Inc.*^	47,700	974,511
Four Seasons Hotels, Inc.^	21,500	1,234,100
Gaylord Entertainment Co.*^	75,800	3,611,870
La Quinta Corp.*	181,200	1,574,628
Marriott International, Inc., Class A	73,600	4,636,800
Orient Express Hotels Ltd.	153,900	4,373,838
P.F. Chang’s China Bistro, Inc.*^	86,600	3,882,278
Panera Bread Co., Class A*^	28,300	1,448,394
Penn National Gaming, Inc.*	76,000	2,364,360
Royal Caribbean Cruises Ltd.^	68,400	2,954,880
Scientific Games Corp., Class A*^	120,160	3,724,960
Station Casinos, Inc.	65,000	4,313,400

		35,094,019

Household Durables (0.1%)
Harman International Industries, Inc.	4,500	460,215
NVR, Inc.*^	210	185,840
Ryland Group, Inc.	4,300	294,206

		940,261

Internet & Catalog Retail (0.1%)
Coldwater Creek, Inc.*^	21,600	544,752

Leisure Equipment & Products (0.7%)
MarineMax, Inc.*^	99,700	2,541,353
Nautilus, Inc.^	106,430	2,348,910

		4,890,263

Media (2.7%)
Dow Jones & Co., Inc.^	5,800	221,502
E.W. Scripps Co., Class A	59,300	2,963,221
Entravision Communications Corp.*	111,700	879,079
Getty Images, Inc.*^	118,200	10,169,928
Liberty Global, Inc., Class A*^	77,628	2,102,166
Liberty Global, Inc.*^	77,628	1,998,921
Pixar*	5,200	231,452
XM Satellite Radio Holdings, Inc., Class A*^	9,800	351,918

		18,918,187

Multiline Retail (0.3%)
Dollar General Corp.	33,300	610,722
Fred’s, Inc.^	12,300	153,873
Tuesday Morning Corp.^	56,400	1,459,068

		2,223,663

Specialty Retail (2.3%)
Advance Auto Parts, Inc.*	7,800	301,704
Chico’s FAS, Inc.*	11,600	426,880
Cost Plus, Inc.*^	70,100	1,272,315
Dick’s Sporting Goods, Inc.*^	42,170	1,269,739
GameStop Corp., Class A*^	88,450	2,783,521
Guitar Center, Inc.*^	13,800	761,898
Hibbett Sporting Goods, Inc.*	34,900	776,525
HOT Topic, Inc.*^	66,900	1,027,584
Regis Corp.	24,300	$919,026
Ross Stores, Inc.	117,700	2,789,490
Tractor Supply Co.*^	27,500	1,255,375
Urban Outfitters, Inc.*^	74,600	2,193,240
Weight Watchers International, Inc.*^	11,800	608,644

		16,385,941

Textiles, Apparel & Luxury Goods (0.6%)
Polo Ralph Lauren Corp.	75,575	3,801,422
Volcom, Inc.*^	4,700	131,647

		3,933,069

Total Consumer Discretionary		91,262,156

Consumer Staples (0.2%)
Food & Staples Retailing (0.0%)
Whole Foods Market, Inc.	1,000	134,450

Food Products (0.2%)
Bunge Ltd.	12,400	652,488
Dean Foods Co.*	9,100	353,626

		1,006,114

Personal Products (0.0%)
Alberto-Culver Co.	2,700	120,825

Total Consumer Staples		1,261,389

Energy (11.1%)
Energy Equipment & Services (5.7%)
Cal Dive International, Inc.*^	67,000	4,248,470
Cooper Cameron Corp.*	40,900	3,023,737
ENSCO International, Inc.	62,900	2,930,511
FMC Technologies, Inc.*	52,700	2,219,197
Global Industries Ltd.*	236,800	3,490,432
GlobalSantaFe Corp.	6,300	287,406
Grant Prideco, Inc.*	145,400	5,910,510
Nabors Industries Ltd.*	51,300	3,684,879
National Oilwell Varco, Inc.*	104,719	6,890,510
Patterson-UTI Energy, Inc.	80,700	2,911,656
Rowan Cos., Inc.	11,100	393,939
Superior Energy Services, Inc.*	86,300	1,992,667
Transocean, Inc.*	47,800	2,930,618

		40,914,532

Metals & Mining (1.1%)
Alpha Natural Resources, Inc.*	33,900	1,018,356
Peabody Energy Corp.	80,100	6,756,435

		7,774,791

Oil & Gas (4.3%)
Bill Barrett Corp.*^	110,300	4,061,246
Chesapeake Energy Corp.^	29,000	1,109,250
Denbury Resources, Inc.*	31,800	1,603,992
Dresser-Rand Group*	65,400	1,610,802
Newfield Exploration Co.*	107,500	5,278,250
Noble Energy, Inc.	52,200	2,448,180
Southwestern Energy Co.*	56,400	4,139,760
Spinnaker Exploration Co.*^	91,000	5,886,790
Ultra Petroleum Corp.*^	84,000	4,777,920

		30,916,190

Total Energy		79,605,513

Financials (7.8%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*^	37,000	2,679,540
Ameritrade Holding Corp.*	17,200	369,456
BlackRock, Inc., Class A^	50,700	4,493,034
E*Trade Financial Corp.*	17,000	299,200
Federated Investors, Inc., Class B	18,700	621,401
National Financial Partners Corp.	35,800	1,616,012

		10,078,643

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (1.2%)
Cathay General Bancorp^	2,900	$102,834
City National Corp.	3,400	238,306
Commerce Bancorp, Inc./New Jersey^	6,400	196,416
Cullen/Frost Bankers, Inc.	3,500	172,690
East-West Bancorp, Inc.	32,500	1,106,300
First State Bancorp/New Mexico^	58,946	1,249,066
Greater Bay Bancorp^	36,300	894,432
Hancock Holding Co.^	20,700	706,698
Signature Bank*^	21,521	580,852
UCBH Holdings, Inc.^	96,800	1,773,376
Westamerica Bancorp.	12,100	624,965
Westcorp.	6,200	365,180
Western Alliance Bancorp*	21,800	612,580

		8,623,695

Commercial Services & Supplies (0.3%)
Global Cash Access, Inc.*^	150,300	2,119,230

Diversified Financial Services (2.1%)
Advance America Cash Advance Centers, Inc.^	63,000	834,750
CapitalSource, Inc.*^	189,800	4,137,640
Chicago Mercantile Exchange Holdings, Inc.	1,660	559,918
Financial Federal Corp.^	39,500	1,572,100
GFI Group, Inc.*^	21,700	893,389
Heartland Payment Systems, Inc.*^	8,400	200,424
Lazard Ltd., Class A^	114,900	2,906,970
Moody’s Corp.	8,400	429,072
optionsXpress Holdings, Inc.^	110,900	2,111,536
Primus Guaranty Ltd.*^	142,100	1,546,048

		15,191,847

Insurance (0.4%)
Aspen Insurance Holdings Ltd.	27,200	803,760
Brown & Brown, Inc.^	5,000	248,450
EMC Insurance Group, Inc.	30,900	557,745
IPC Holdings Ltd.	22,400	731,360
White Mountains Insurance Group Ltd.	200	120,800

		2,462,115

Investment Companies (0.1%)
Ares Capital Corp.*	52,497	854,651

Real Estate (2.0%)
CB Richard Ellis Services, Inc., Class A*	207,750	10,221,300
Innkeepers USA Trust (REIT)	75,300	1,163,385
Jones Lang LaSalle, Inc.	35,800	1,648,948
MeriStar Hospitality Corp. (REIT)*^	84,900	775,137

		13,808,770

Thrifts & Mortgage Finance (0.3%)
Doral Financial Corp.^	88,300	1,154,081
Farmer Mac, Class C	14,800	360,232
Franklin Bank Corp./Texas*^	32,500	524,875
Gibraltar Industries, Inc.^	8,200	187,534

		2,226,722

Total Financials		55,365,673

Health Care (18.9%)
Biotechnology (5.1%)
Abgenix, Inc.*^	70,600	895,208
Affymetrix, Inc.*^	58,000	2,681,340
Charles River Laboratories International, Inc.*	85,600	3,733,872
Coley Pharmaceutical Group, Inc.*^	93,900	$1,708,980
CV Therapeutics, Inc.*^	26,900	719,575
Digene Corp.*^	51,800	1,476,300
Gen-Probe, Inc.*	48,785	2,412,418
Invitrogen Corp.*^	4,200	315,966
Keryx Biopharmaceuticals, Inc.*^	3,900	61,464
Millennium Pharmaceuticals, Inc.*	25,800	240,714
Momenta Pharmaceuticals, Inc.*^	27,400	746,650
Neurocrine Biosciences, Inc.*^	10,100	496,819
OraSure Technologies, Inc.*^	180,400	1,701,172
Pharmion Corp.*^	80,600	1,757,886
Protein Design Labs, Inc.*^	343,300	9,612,400
Rigel Pharmaceuticals, Inc.*	34,800	827,196
Senomyx, Inc.*^	53,700	914,511
Serologicals Corp.*^	48,800	1,100,928
Telik, Inc.*^	172,500	2,822,100
Trimeris, Inc.*^	90,100	1,382,134
ZymoGenetics, Inc.*^	34,600	570,900

		36,178,533

Commercial Services & Supplies (0.3%)
Chemed Corp.^	49,100	2,127,994

Health Care Equipment & Supplies (6.4%)
Advanced Neuromodulation Systems, Inc.*^	36,300	1,722,798
American Medical Systems Holdings, Inc.*	98,400	1,982,760
ArthroCare Corp.*^	55,700	2,240,254
Bard (C.R.), Inc.	73,440	4,849,243
Biomet, Inc.	7,200	249,912
Biosite, Inc.*^	35,800	2,214,588
Cooper Cos., Inc.^	41,950	3,213,789
Cytyc Corp.*	167,300	4,492,005
Dade Behring Holdings, Inc.	72,500	2,657,850
Dentsply International, Inc.	2,200	118,844
Fisher Scientific International, Inc.*	9,300	577,065
INAMED Corp.*	5,100	385,968
Kinetic Concepts, Inc.*	3,800	215,840
Kyphon, Inc.*^	39,100	1,718,054
Meridian Bioscience, Inc.	50,200	1,039,140
Merit Medical Systems, Inc.*	77,167	1,368,943
Molecular Devices Corp.*^	40,200	839,778
Nektar Therapeutics*	42,200	715,290
ResMed, Inc.*^	41,700	3,321,405
Respironics, Inc.*	89,900	3,791,982
Stereotaxis, Inc.*^	9,600	71,136
STERIS Corp.	58,200	1,384,578
Symmetry Medical, Inc.*	29,000	687,300
Thermo Electron Corp.*	13,300	410,970
Varian Medical Systems, Inc.*	11,900	470,169
Varian, Inc.*	58,800	2,018,016
Ventana Medical Systems, Inc.*^	52,100	1,983,447
Waters Corp.*	13,000	540,800
Wright Medical Group, Inc.*^	5,000	123,400

		45,405,324

Health Care Providers & Services (6.2%)
Caremark Rx, Inc.*	47,800	2,386,654
Centene Corp.*^	36,900	923,607
Community Health Systems, Inc.*	1,300	50,453
Coventry Health Care, Inc.*	5,800	498,916
Express Scripts, Inc.*	5,700	354,540
Health Net, Inc.*	9,100	430,612

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
IDX Systems Corp.*^	25,900	$1,118,362
LifePoint Hospitals, Inc.*	5,800	253,634
PacifiCare Health Systems, Inc.*	29,700	2,369,466
PAREXEL International Corp.*^	50,900	1,022,581
Pharmaceutical Product Development, Inc.*	40,500	2,329,155
Psychiatric Solutions, Inc.*^	111,613	6,052,773
RehabCare Group, Inc.*	49,500	1,015,740
SFBC International, Inc.*^	78,500	3,484,615
Sierra Health Services, Inc.*^	28,700	1,976,569
Symbion, Inc.*^	39,800	1,029,626
Triad Hospitals, Inc.*	92,500	4,187,475
United Surgical Partners International, Inc.*^	126,650	4,953,282
VCA Antech, Inc.*^	233,100	5,948,712
WebMD Health Corp., Class A*	12,100	298,253
WellCare Health Plans, Inc.*^	104,108	3,857,201

		44,542,226

Pharmaceuticals (0.9%)
Angiotech Pharmaceuticals, Inc.*^	120,900	1,695,018
Impax Laboratories, Inc.*^	104,300	1,256,815
Inspire Pharmaceuticals, Inc.*	6,100	46,360
IVAX Corp.*	8,525	224,719
Medicines Co. (The)*^	57,600	1,325,376
MGI Pharma, Inc.*^	6,600	153,846
Prestige Brands Holdings, Inc.*	53,700	661,584
Sepracor, Inc.*	2,600	153,374
Taro Pharmaceuticals Industries Ltd.*^	34,720	893,346
Watson Pharmaceuticals, Inc.*	7,400	270,914

		6,681,352

Total Health Care		134,935,429

Industrials (13.8%)
Aerospace & Defense (2.2%)
Empresa Brasileira de Aeronautica S.A. (ADR)^	21,100	814,460
Essex Corp.*^	77,500	1,679,425
Hexcel Corp.*	227,000	4,151,830
L-3 Communications Holdings, Inc.	7,100	561,397
Orbital Sciences Corp.*^	93,000	1,162,500
Precision Castparts Corp.	85,500	4,540,050
Rockwell Collins, Inc.	53,800	2,599,616

		15,509,278

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	60,000	3,406,800
Forward Air Corp.	75,750	2,790,630

		6,197,430

Airlines (0.8%)
Republic Airways Holdings, Inc.*	66,400	950,184
Southwest Airlines Co.	304,800	4,526,280

		5,476,464

Commercial Services & Supplies (5.6%)
Administaff, Inc.^	46,900	1,863,806
CDI Corp.^	59,500	1,757,630
Corporate Executive Board Co.	53,200	4,148,536
Education Management Corp.*	132,300	4,265,352
Jackson Hewitt Tax Service, Inc.	35,700	853,587
Laureate Education, Inc.*	91,171	4,464,644
LECG Corp.*^	47,100	1,083,300
Lincoln Educational Services Corp.*	57,600	679,104
Monster Worldwide, Inc.*	167,750	5,151,603
NCO Group, Inc.*	44,500	919,370
Resources Connection, Inc.*^	174,700	$5,176,361
Robert Half International, Inc.	8,000	284,720
Stericycle, Inc.*^	91,830	5,248,084
Strayer Education, Inc.^	33,500	3,166,420
Waste Connections, Inc.*	18,200	638,456

		39,700,973

Construction & Engineering (0.1%)
Dycom Industries, Inc.*^	57,200	1,156,584

Electrical Equipment (1.0%)
AMETEK, Inc.	25,900	1,112,923
Greatbatch, Inc.*^	78,500	2,154,040
Rockwell Automation, Inc.	74,900	3,962,210

		7,229,173

Machinery (2.1%)
CLARCOR, Inc.^	17,400	499,728
Flowserve Corp.*	77,500	2,817,125
IDEX Corp.^	83,650	3,559,307
Joy Global, Inc.	74,300	3,749,178
Kennametal, Inc	3,900	191,256
Manitowoc Co., Inc.^	22,000	1,105,500
Oshkosh Truck Corp.	32,700	1,411,332
Pall Corp.	24,460	672,650
Terex Corp.*	5,300	261,979
Wabash National Corp.^	56,800	1,116,688

		15,384,743

Road & Rail (0.7%)
Hunt (J.B.) Transport Services, Inc.	22,500	427,725
Knight Transportation, Inc.^	68,700	1,673,532
LandStar System, Inc.	44,200	1,769,326
Werner Enterprises, Inc.^	63,475	1,097,483

		4,968,066

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co.	85,400	2,832,718

Total Industrials		98,455,429

Information Technology (28.1%)
Commercial Services and Supplies (0.4%)
American Reprographics Co.*	168,300	2,877,930

Communications Equipment (2.4%)
ADC Telecommunications, Inc.*	62,300	1,424,178
ADTRAN, Inc.^	72,400	2,280,600
Arris Group, Inc.*	119,400	1,416,084
Avocent Corp.*	69,500	2,198,980
Comverse Technology, Inc.*	146,900	3,859,063
Harris Corp.	22,800	953,040
Scientific-Atlanta, Inc.	75,600	2,835,756
ViaSat, Inc.*^	78,300	2,008,395

		16,976,096

Computers & Peripherals (0.4%)
Logitech International SA* (ADR)	400	16,300
Network Appliance, Inc.*	122,100	2,898,654

		2,914,954

Electronic Equipment & Instruments (2.9%)
Amphenol Corp., Class A	59,210	2,388,531
Coherent, Inc.*	39,100	1,144,848
Dolby Laboratories, Inc., Class A*^	107,715	1,723,440
Electro Scientific Industries, Inc.*^	79,000	1,766,440
Flir Systems, Inc.*^	162,100	4,794,918
Jabil Circuit, Inc.*	74,450	2,301,994
Mettler-Toledo International, Inc.*	23,500	1,198,030
National Instruments Corp.^	66,750	1,644,720
Tektronix, Inc.	70,500	1,778,715
Trimble Navigation Ltd.*	60,350	2,033,192

		20,774,828

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.1%)
aQuantive, Inc.*^	165,500	$3,331,515
CNET Networks, Inc.*	18,500	251,045
Entrust, Inc.*^	178,000	996,800
Marchex, Inc., Class B*^	119,700	1,982,232
ValueClick, Inc.*^	78,800	1,346,692
VeriSign, Inc.*	14,700	314,139

		8,222,423

IT Services (6.1%)
Alliance Data Systems Corp.*	186,000	7,281,900
Anteon International Corp.*^	68,900	2,946,164
BearingPoint, Inc.*^	153,600	1,165,824
Cognizant Technology Solutions Corp., Class A*	225,700	10,515,363
Global Payments, Inc.^	71,700	5,572,524
Hewitt Associates, Inc., Class A*^	11,900	324,632
Iron Mountain, Inc.*	125,900	4,620,530
Kanbay International, Inc.*	21,300	400,440
MAXIMUS, Inc.^	29,800	1,065,350
Paychex, Inc.	134,800	4,998,384
RightNow Technologies, Inc.*^	40,500	596,160
Sapient Corp.*^	318,800	1,992,500
TNS, Inc.*	90,500	2,194,625

		43,674,396

Semiconductors & Semiconductor Equipment (7.4%)
Actel Corp.*	92,400	1,336,104
Altera Corp.*	14,500	277,095
Broadcom Corp., Class A*	84,000	3,940,440
Cabot Microelectronics Corp.*^	22,600	663,988
Exar Corp.*^	180,873	2,535,839
FormFactor, Inc.*^	114,400	2,610,608
International Rectifier Corp.*	113,572	5,119,826
Intersil Corp., Class A	233,100	5,076,918
Lam Research Corp.*	92,950	2,832,187
Linear Technology Corp.	5,200	195,468
Marvell Technology Group Ltd.*	47,800	2,204,058
MEMC Electronic Materials, Inc.*	140,000	3,190,600
Microchip Technology, Inc.	25,000	753,000
Microsemi Corp.*^	171,000	4,367,340
Microtune, Inc.*^	165,500	1,031,065
NVIDIA Corp.*	161,000	5,519,080
Photronics, Inc.*	33,000	640,200
Power Integrations, Inc.*^	79,000	1,718,250
Semtech Corp.*^	135,200	2,226,744
Silicon Laboratories, Inc.*	62,700	1,905,453
SiRF Technology Holdings, Inc.*^	82,100	2,473,673
Varian Semiconductor Equipment Associates, Inc.*	41,200	1,745,644
Zilog, Inc.*	73,700	195,305

		52,558,885

Software (7.4%)
Activision, Inc.*	433,966	8,874,605
Adobe Systems, Inc.	92,500	2,761,125
Amdocs Ltd.*	108,600	3,011,478
Autodesk, Inc.	3,600	167,184
Business Objects S.A. (ADR)*^	122,900	4,272,004
Catapult Communications Corp.*	28,500	522,690
Cognos, Inc.*^	76,600	2,982,038
Fair Isaac Corp.	5,900	264,320
FileNET Corp.*^	67,000	1,869,300
Hyperion Solutions Corp.*	39,500	1,921,675
Jack Henry & Associates, Inc.	55,100	1,068,940
JAMDAT Mobile, Inc.*^	40,600	852,600
Macromedia, Inc.*	123,200	5,010,544
Mercury Interactive Corp.*	9,300	368,280
Micromuse, Inc.*	130,700	1,029,916
Micros Systems, Inc.*	31,200	1,365,000
NAVTEQ Corp.*	70,050	$3,498,997
NetIQ Corp.*^	70,800	866,592
Quest Software, Inc.*	382,000	5,756,740
Salesforce.com, Inc.*^	2,400	55,488
THQ, Inc.*^	61,800	1,317,576
VeriFone Holdings, Inc.*	113,100	2,274,441
Wind River Systems, Inc.*	193,500	2,501,955

		52,613,488

Total Information Technology		200,613,000

Materials (2.2%)
Chemicals (1.7%)
Ashland, Inc.	2,400	132,576
Cabot Corp.	58,183	1,920,621
Chemtura Corp.	143,800	1,785,996
FMC Corp.*	45,100	2,580,622
Georgia Gulf Corp.	15,400	370,832
Headwaters, Inc.*^	49,900	1,866,260
Lyondell Chemical Co.	14,800	423,576
Minerals Technologies, Inc.	29,300	1,676,253
Rockwood Holdings, Inc.*	5,900	112,395
Westlake Chemical Corp.	39,200	1,061,536

		11,930,667

Metals & Mining (0.5%)
Allegheny Technologies, Inc.	123,920	3,839,041

Total Materials		15,769,708

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
Nextel Partners, Inc., Class A*	222,100	5,574,710
NII Holdings, Inc.*^	103,000	8,698,350

Total Telecommunication Services		14,273,060

Total Common Stocks (96.9%) (Cost $584,514,323)		691,541,357

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (28.0%)
Banesto S.A. Madrid
3.75%, 11/14/05	$11,366,257	11,366,257
Bavaria TRR Corp.
3.76%, 10/12/05	4,856,538	4,856,538
Cantor Fitzgerald Securities, Inc.
3.94%, 10/3/05	92,723,760	92,723,760
Cedar Springs Capital Company LLC
3.62%, 10/25/05	1,623,977	1,623,977
3.63%, 10/27/05	5,630,276	5,630,276
Charta LLC
3.83%, 11/8/05	2,100,153	2,100,153
Citigroup Global Markets, Inc.
3.99%, 10/3/05	8,281,130	8,281,130
Crown Point Capital Co.
3.77%, 10/18/05	6,475,331	6,475,331
Deutsche Bank Securities, Inc.
3.84%, 11/30/05	4,141,230	4,141,230
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	16,237,510	16,237,510
Hartford Life, Inc.
3.82%, 10/2/06	1,299,001	1,299,001
ING Bank N.V.
3.72%, 11/28/05	2,435,627	2,435,627
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	568,313	568,313
Mane Funding Corp.
3.77%, 10/19/05	5,665,321	5,665,321

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Bank
3.80%, 11/1/05	$12,178,132	$12,178,132
New York Life Insurance Co.
3.80%, 1/3/06	4,059,377	4,059,377
Royal Bank of Canada
3.77%, 11/18/05	6,495,004	6,495,004
Royal Bank of Scotland
3.67%, 7/5/06 (l)	3,894,848	3,894,848
Sun Trust Bank
3.80%, 5/17/06 (l)	4,059,377	4,059,377
UniCredito Italiano
3.78%, 12/28/05	1,623,751	1,623,751
Washington Mutual Bank FA
3.95%, 12/13/05	4,059,377	4,059,377

Total Short-Term Investments of Cash Collateral for Securities Loaned		199,774,290

Time Deposit (2.4%)
JPMorgan Chase Nassau
3.32%, 10/3/05	16,858,421	16,858,421

Total Short-Term Investments (30.4%) (Amortized Cost $216,632,711)		216,632,711

Total Investments (127.3%) (Cost/Amortized Cost $801,147,034)		908,174,068
Other Assets Less Liabilities (-27.3%)		(194,485,402)

Net Assets (100%)		$713,688,666

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$547,541,961
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$752,394,955

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,233,966
Aggregate gross unrealized depreciation	(20,396,235)

Net unrealized appreciation	$103,837,731

Federal income tax cost of investments	$804,336,337

At September 30, 2005, the Portfolio had loaned securities with a total value of $197,908,012. This was secured by collateral of $ 199,774,290 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $581,186, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $553 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (1.8%)
Aftermarket Technology Corp.^	16,517	$303,747
American Axle & Manufacturing Holdings, Inc.^	148,100	3,418,148
Autoliv, Inc.	7,580	329,730
Bandag, Inc.^	3,800	162,868
BorgWarner, Inc.^	63,217	3,569,232
Compagnie Generale des Etablissements Michelin, Class B (Registered)	88,573	5,219,800
Modine Manufacturing Co.	7,610	279,135
Proliance International, Inc.*
R&B, Inc.*^	3,895	39,924
TRW Automotive Holdings Corp.	62,000	1,819,080
TRW Automotive Holdings Corp.*	98,025	2,876,053

		18,017,717

Distributors (0.1%)
Andersons, Inc.	7,553	221,152
Aristotle Corp.*	700	5,089
BlueLinx Holdings, Inc.	14,990	201,465
Coast Distribution System	5,400	32,130

		459,836

Hotels, Restaurants & Leisure (1.2%)
Ambassadors Group, Inc.	14,184	316,303
Ark Restaurants Corp.	400	12,494
Benihana, Inc.*	30	531
CBRL Group, Inc.	153,786	5,176,437
Checkers Drive-In Restaurant, Inc.*	9,900	151,272
Denny’s Corp.*^	10	42
Dover Motorsports, Inc.	5,300	36,252
Famous Dave’s of America, Inc.*^	14,850	177,012
Frisch’s Restaurants, Inc.	2,200	53,152
Gaylord Entertainment Co.*^	200	9,530
Interstate Hotels & Resorts, Inc.*	8,200	38,130
J Alexander’s Corp.*	3,550	30,282
Lone Star Steakhouse & Saloon, Inc.	29,500	767,000
Luby’s, Inc.*^	14,900	194,594
Nathan’s Famous, Inc.*	4,000	36,000
Red Lion Hotels Corp.*	2,800	19,600
Rubio’s Restaurants, Inc.*^	400	3,716
Ruby Tuesday, Inc.^	178,900	3,892,864
Ryan’s Restaurant Group, Inc.*^	99	1,155
Sands Regent*	600	5,616
Vail Resorts, Inc.*^	36,400	1,046,500

		11,968,482

Household Durables (3.1%)
Acme United Corp.	500	6,760
American Biltrite, Inc.*	2,500	30,875
American Greetings Corp., Class A^	122,285	3,350,609
Basset Furniture Industries, Inc.^	25,047	466,375
Beazer Homes USA, Inc.	28,500	1,672,095
Blount International, Inc.*	12,300	216,972
Brookfield Homes Corp.	13,300	738,549
Chromcraft Revington, Inc.*	11,500	156,170
Cobra Electronics Corp.*	4,300	$35,776
CSS Industries, Inc.^	10,020	325,851
Decorator Industries, Inc.^	2,100	18,417
Department 56, Inc.*	30,330	379,125
Dixie Group, Inc.*^	700	11,158
Flexsteel Industries, Inc.^	2,460	36,949
Kimball International, Inc., Class B	20,178	243,952
Knape & Vogt Manufacturing Co.	2,910	38,121
La-Z-Boy, Inc.^	10,070	132,823
Leggett & Platt, Inc.	218,700	4,417,740
M/I Homes, Inc.^	11,300	613,138
MDC Holdings, Inc.	57,653	4,548,245
MITY Enterprises, Inc.*	80	1,366
National Presto Industries, Inc.^	5,500	235,455
Newell Rubbermaid, Inc.	159,800	3,619,470
P&F Industries, Inc., Class A*	719	10,864
QEP Co., Inc.*	2,100	24,045
Ryland Group, Inc.	29,680	2,030,706
Technical Olympic USA, Inc.^	14,025	366,894
Universal Electronics, Inc.*^	3,117	53,893
Whirlpool Corp.	57,800	4,379,506
William Lyon Homes, Inc.*^	8,000	1,241,600
Yankee Candle Co., Inc.	79,200	1,940,400

		31,343,899

Industrial Conglomerates (0.0%)
ACCO Brands Corp.*	14,300	403,546

Internet & Catalog Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	700	4,907
Blair Corp.	5,801	213,999
GSI Commerce, Inc.*^	6,225	123,877
Systemax, Inc.*^	15,194	106,966

		449,749

Leisure Equipment & Products (0.1%)
Aldila, Inc.	1,600	38,800
JAKKS Pacific, Inc.*^	59,459	965,020
RC2 Corp.*	1,200	40,512

		1,044,332

Media (2.9%)
Central European Mdeia Enterprises Ltd.*^	244	12,886
Cinram International, Inc.	424,800	9,278,546
Dex Media, Inc.	268,400	7,458,836
Entercom Communications Corp.*^	59,250	1,871,707
Liberty Global, Inc. Class A*^	48,064	1,301,573
Liberty Global, Inc., Class C*^	48,064	1,237,648
Opinion Research Corp.*	7,400	48,988
Regent Communications, Inc.*^	9,563	50,301
Scholastic Corp.*^	46,712	1,726,476
Univision Communications, Inc., Class A*^	136,600	3,623,998
Westwood One, Inc.	147,800	2,939,742
World Wrestling Entertainment, Inc.^	3,600	46,800

		29,597,501

Multiline Retail (1.4%)
Big Lots, Inc.*^	120	1,319
Bon-Ton Stores, Inc.^	4,800	93,216
Family Dollar Stores, Inc.	240,600	4,780,722
Federated Department Stores, Inc.	140,815	9,416,299
Gottschalks, Inc.*	5,624	51,291

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Ventures, Inc.*^	15,490	$170,080

		14,512,927

Specialty Retail (4.1%)
AnnTaylor Stores Corp.*^	226,700	6,018,885
Barnes & Noble, Inc.	1,260	47,502
Big Dog Holdings, Inc.*	3,307	23,546
Books-A-Million, Inc.	31,300	281,700
Borders Group, Inc.	14,409	319,448
Burlington Coat Factory Warehouse Corp.	22,700	863,508
Cato Corp., Class A	8,250	164,422
Charming Shoppes, Inc.*^	200,830	2,142,856
Circuit City Stores, Inc.	1,400	24,024
Dress Barn, Inc.*	2,000	45,520
Finlay Enterprises, Inc.*^	8,100	73,305
Foot Locker, Inc.	267,900	5,877,726
GameStop Corp., Class A*^	1,200	37,764
GameStop Corp., Class B*^	3,526	100,103
Hastings Entertainment, Inc.*	1,800	10,476
Lithia Motors, Inc.^	27,700	802,746
Men’s Wearhouse, Inc.*	4,790	127,893
Office Depot, Inc.*	197,700	5,871,690
OfficeMax, Inc.	232,850	7,374,359
Pomeroy IT Solutions, Inc.*^	20,100	228,336
Regis Corp.	960	36,307
Rex Stores Corp.*	6,400	87,680
Ross Stores, Inc.	35,600	843,720
Rush Enterprises, Inc., Class B*^	7,900	118,579
Sport Chalet, Inc.*	4,228	56,402
Stage Stores, Inc.^	32,854	882,787
Stein Mart, Inc.^	26,700	542,010
Syms Corp.	1,900	25,441
Tiffany & Co.	164,300	6,534,211
Trans World Entertainment Corp.*^	39,000	307,710
Zale Corp.*^	69,520	1,889,554

		41,760,210

Textiles, Apparel & Luxury Goods (1.9%)
Brown Shoe Co., Inc.^	9,950	328,350
Culp, Inc.*	8,740	40,903
Cutter & Buck, Inc.	3,000	36,900
Delta Apparel, Inc.	3,600	51,516
Fossil, Inc.*^	119,400	2,171,886
G-III Apparel Group, Ltd.*	3,180	34,503
Haggar Corp.	663	18,849
Hallwood Group, Inc.	2,000	128,000
Hampshire Group Ltd.*	5,600	132,160
Hartmarx Corp.*	1,490	9,760
Jones Apparel Group, Inc.	192,110	5,475,135
Lazare Kaplan International, Inc.*	2,200	21,692
McRae Industries, Inc., Class A	4,200	52,458
Movado Group, Inc.^	19,800	370,656
Phillips-Van Heusen Corp.	46,100	1,430,022
Polo Ralph Lauren Corp.	53,100	2,670,930
Russell Corp.^	7,162	100,554
Stride Rite Corp.	24,500	314,090
Tommy Hilfiger Corp.*	141,300	2,451,555
V.F. Corp.	56,400	3,269,508
Velcro Industries N.V.	800	10,723
Weyco Group, Inc.	6,000	117,000
Wolverine World Wide, Inc.	26,180	551,089

		19,788,239

Total Consumer Discretionary		169,346,438

Consumer Staples (3.4%)
Beverages (0.7%)
Hansen Natural Corp.*^	12,330	$580,496
Molson Coors Brewing Co.^	69,300	4,435,893
National Beverage Corp.*^	13,710	106,390
PepsiAmericas, Inc.	103,500	2,352,555

		7,475,334

Food & Staples Retailing (0.4%)
Foodarama Supermarkets*	100	3,500
Longs Drug Stores Corp.^	53,700	2,303,193
Nash Finch Co.^	1,800	75,942
Ruddick Corp.	40,600	935,830
Spartan Stores, Inc.*	700	7,210
Village Super Market, Inc., Class A	100	5,125
Weis Markets, Inc.	14,700	588,147

		3,918,947

Food Products (1.6%)
Bunge Ltd.	65,200	3,430,824
Cagle’s, Inc.*	1,840	19,118
Chiquita Brands International, Inc.^	7,860	219,687
Flowers Foods, Inc.^	6,075	165,726
Gold Kist, Inc.*^	14,420	281,911
Lance, Inc.^	39,170	683,908
Pilgrim’s Pride Corp., Class B^	2,210	80,444
Ralcorp Holdings, Inc.^	57,100	2,393,632
Seaboard Corp.^	680	933,640
Smithfield Foods, Inc.*	150,200	4,457,936
Tasty Baking Co.^	5,910	51,299
Tyson Foods, Inc., Class A	173,400	3,129,870
Zapata Corp.*	15,730	112,469

		15,960,464

Household Products (0.2%)
Central Garden & Pet Co.*^	37,832	1,711,898
Oil-Dri Corp. of America	7,700	133,980

		1,845,878

Personal Products (0.5%)
DSG International, Ltd.*	40	245
Estee Lauder Cos., Inc. (The), Class A	149,300	5,200,119
Natural Alternatives International, Inc.*	160	1,110
Nature’s Sunshine Products, Inc.	2,444	56,799
Parlux Fragrances, Inc.*^	3,800	110,732
Weider Nutrition International, Inc.*	46,400	245,456

		5,614,461

Total Consumer Staples		34,815,084

Energy (5.3%)
Energy Equipment & Services (2.8%)
Cooper Cameron Corp.*	65,100	4,812,843
Dawson Geophysical Co.*^	2,740	82,885
ENSCO International, Inc.	75,150	3,501,239
Grant Prideco, Inc.*	16,900	686,985
Lone Star Technologies, Inc.*^	57,400	3,190,866
Lufkin Industries, Inc.	3,940	171,587
NATCO Group, Inc.*^	27,500	696,300
NS Group, Inc.*	43,100	1,691,675
Oceaneering International, Inc.*^	29,200	1,559,572
Offshore Logistics, Inc.*	4,220	156,140
Oil States International, Inc.*	28,300	1,027,573
Pride International, Inc.*	202,260	5,766,433
SBM Offshore N.V.	39,504	3,305,383
Tetra Technologies, Inc.*^	10,650	332,493

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Veritas DGC, Inc.*	26,500	$970,430
W-H Energy Services, Inc.*^	22,610	733,016

		28,685,420

Media (0.0%)
Consol Energy, Inc.	2,330	177,709

Oil & Gas (2.5%)
Adams Resources & Energy, Inc.	600	13,140
Arch Coal, Inc.^	97,600	6,588,000
Atlas America, Inc.*	1	49
ATP Oil & Gas Corp.*^	3,600	118,224
Callon Petroleum Co.*^	23,800	498,134
Carrizo Oil & Gas, Inc.*^	10,752	315,033
Castle Energy Corp.	300	6,222
Cimarex Energy Co.*	25,481	1,155,054
Edge Petroleum Corp.*^	8,980	236,982
Energy Partners Ltd.*^	44,700	1,395,534
Frontier Oil Corp.^	31,200	1,383,720
Houston Exploration Co.*	330	22,192
Maritrans, Inc.	4,400	140,800
Newfield Exploration Co.*	63,900	3,137,490
Noble Energy, Inc.	151,612	7,110,603
Overseas Shipholding Group, Inc.^	58,191	3,394,281
Panhandle Royalty Co.	400	17,116
Stone Energy Corp.*^	1,520	92,781
Swift Energy Co.*^	900	41,175
Vintage Petroleum, Inc.	1,500	68,490

		25,735,020

Total Energy		54,598,149

Financials (21.0%)
Capital Markets (2.1%)
A.G. Edwards, Inc.	147,900	6,479,499
Affiliated Managers Group, Inc.*^	111,580	8,080,624
American Capital Strategies Ltd.^	83,465	3,059,827
Cohen & Steers, Inc.^	1,200	24,000
Piper Jaffray Cos.*^	75,700	2,260,402
Raymond James Financial, Inc.	13,000	417,560
Stifel Financial Corp.*^	13,362	479,696
SWS Group, Inc.^	28,510	467,564

		21,269,172

Commercial Banks (3.1%)
1st Independence Financial Group, Inc.	1,500	29,250
1st Source Corp.^	6,368	147,419
ABC Bancorp^	1,440	27,634
Amcore Financial, Inc.^	36,500	1,139,165
American Community Bancshares, Inc.	1,700	29,172
Auburn National Bancorporation, Inc.	1,500	35,250
BancFirst Corp.	5,221	443,785
Bancorp Rhode Island, Inc.	208	7,627
Bank of Hawaii Corp.	69,300	3,410,946
Bank of Marin/California*	468	15,804
Banner Corp.	3,896	103,789
Bar Harbor Bankshares	527	14,197
Beverly Hills Bancorp, Inc.^	32,163	329,992
BNCCORP, Inc.*	4,200	55,650
BOE Financial Services of Virginia, Inc.	1,200	36,012
Britton & Koontz Capital Corp.	1,352	27,594
Brunswick Bancorp*	1,120	$13,552
Camden National Corp.^	11,400	429,438
Capitol Bancorp Ltd.^	600	19,440
Carrollton Bancorp	116	1,682
Cascade Financial Corp.	575	10,494
Cass Information Systems, Inc.	825	25,938
CCF Holding Co.	675	12,258
City National Corp.	20,300	1,422,827
Codorus Valley Bancorp, Inc.	220	4,004
Commerce Bancorp, Inc.	300	11,835
Community Bank Shares of Indiana, Inc.	880	21,349
Community Trust Bancorp, Inc.	6,171	198,583
Community West Bancshares	3,471	43,040
Cowlitz Bancorp*	2,300	30,797
Desert Community Bank/California	220	7,150
ECB Bancorp, Inc.	1,000	28,530
Fidelity Southern Corp.	130	2,262
First Citizens BancShares, Inc./North Carolina, Class A^	7,500	1,279,875
First Indiana Corp.^	700	23,849
First M&F Corp.	1,500	52,875
First Merchants Corp.^	500	12,915
First Regional Bancorp/Los Angeles CA^	226	17,807
First South Bancorp, Inc./North Carolina^	1,050	34,975
First West Virginia Bancorp, Inc.	240	4,392
FNB Financial Services Corp.	2,031	35,807
Glen Burnie Bancorp	360	6,948
Greene County Bancshares, Inc.^	220	5,694
Habersham Bancorp	500	11,800
HF Financial Corp.	6,960	130,570
Horizon Bancorp, Inc./Indiana	3,300	86,295
Integra Bank Corp.^	7,401	160,602
Intervest Bancshares Corp.*	2,300	50,485
Leesport Financial Corp.	2,093	47,616
LSB Bancshares, Inc./ North Carolina	2,000	34,800
LSB Corp.	4,260	71,355
MidWestOne Financial Group, Inc.	4,700	87,890
National Mercantile Bancorp*	700	10,885
North Fork Bancorp, Inc.	264,600	6,747,300
Northrim BanCorp, Inc.	2,470	61,849
Northway Financial, Inc.	300	10,125
Peoples Bancorp of North Carolina, Inc.	1,354	28,434
Peoples BancTrust Co., Inc.	2,470	42,607
Pinnacle Bancshares, Inc.	1,800	24,300
Princeton National Bancorp, Inc.	3,810	129,540
Provident Bankshares Corp.^	12,013	417,812
QCR Holdings, Inc.^	1,800	36,990
Renasant Corp.^	822	26,016
Republic Bancorp, Inc., Class A/Kentucky	74	1,548
Republic First Bancorp, Inc.*	9,227	114,046
Salisbury Bancorp, Inc.	600	22,800
Southside Bancshares, Inc.^	1	19
SVB Financial Group*^	66,134	3,216,758
TD Banknorth, Inc.	95,500	2,878,370
Team Financial, Inc.	3,300	49,995

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Umpqua Holdings Corp.	1,400	$34,048
UnionBanCal Corp.	41,000	2,858,520
UnionBancorp, Inc.	40	836
United Bancorp Inc/Martins Ferry, Ohio	1,310	16,310
United Bancshares, Inc.	1,420	22,578
United Financial Corp.	1,915	47,875
United Security Bancshares/Alabama^	221	6,064
Unity Bancorp, Inc.	5,903	76,857
Wainwright Bank & Trust Co.	5,890	61,315
Washington Banking Co.	842	15,493
Yardville National Bancorp^	1,900	66,975
Zions Bancorp	53,700	3,823,977

		31,143,257

Consumer Finance (0.1%)
Advanta Corp., Class A^	4,040	105,282
CompuCredit Corp.*^	5,710	253,638
Consumer Portfolio Services*	7,700	38,500
EZCORP, Inc., Class A*^	23,600	379,016
WFS Financial, Inc.*	40	2,688

		779,124

Diversified Financial Services (0.8%)
Asset Acceptance Capital Corp.^	540	16,184
California First National Bancorp	666	8,658
CIT Group, Inc.	169,000	7,635,420
Collegiate Funding Services LLC*^	18,210	269,690
ICT Group, Inc.*	2,440	28,646
Medallion Financial Corp.	6,905	68,428

		8,027,026

Insurance (8.5%)
Ambac Financial Group, Inc.	103,500	7,458,210
American National Insurance Co.	17,777	2,117,596
American Physicians Capital, Inc.*^	18,758	921,581
American Safety Insurance Group Ltd.*	10,100	174,124
AmerUs Group Co.^	87,518	5,020,908
Assurant, Inc.	201,140	7,655,388
CNA Financial Corp.*	7,308	218,290
Commerce Group, Inc.	37,800	2,193,156
Delphi Financial Group, Inc., Class A^	44,750	2,094,300
Donegal Group, Inc., Class B	2,933	51,328
Endurance Specialty Holdings Ltd.	33,800	1,152,918
Everest Reinsurance Group Ltd.	37,300	3,651,670
FBL Financial Group, Inc., Class A	12,260	367,187
First American Corp.	51,840	2,367,533
FPIC Insurance Group, Inc.*^	2,000	71,980
Gallagher (Arthur J.) & Co.^	162,300	4,675,863
Great American Financial Resources, Inc.^	29,400	588,000
HCC Insurance Holdings, Inc.	115,050	3,282,376
Horace Mann Educators Corp.	63,833	1,262,617
IPC Holdings Ltd.	39,300	1,283,145
Kansas City Life Insurance Co.^	1,100	56,287
Max Reinsurance Capital Ltd.^	77,444	1,919,837
Meadowbrook Insurance Group, Inc.*	13,200	$73,920
Midland Co.	14,914	537,351
National Western Life Insurance Co., Class A*^	590	124,638
NYMAGIC, Inc.	6,800	165,444
Odyssey Reinsurance Holdings Corp.^	5,470	139,704
Ohio Casualty Corp.	3,700	100,344
Old Republic International Corp.	259,060	6,909,130
Philadelphia Consolidated Holdings Corp.*	3,800	322,620
Platinum Underwriters Holdings Ltd.	100,116	2,992,467
Presidential Life Corp.^	18,210	327,780
Reinsurance Group of America, Inc.^	160,200	7,160,940
RenaissanceRe Holdings Ltd.	103,300	4,517,309
RTW, Inc.*	2,900	33,060
Scottish Annuity & Life Holdings Ltd.^	31,410	748,814
SCPIE Holdings, Inc.*	3,500	50,050
Selective Insurance Group, Inc.^	37,690	1,843,041
Stancorp Financial Group, Inc.	19,600	1,650,320
Unico American Corp.*	300	2,751
United America Indemnity Ltd.*	4,040	74,134
United Fire & Casualty Co.^	16,782	757,036
Unitrin, Inc.	990	46,985
UnumProvident Corp.^	193,100	3,958,550
W.R. Berkley Corp.	51,075	2,016,441
Willis Group Holdings Ltd.	86,400	3,244,320
Zenith National Insurance Corp.	11,600	727,204

		87,108,647

Investment Companies (0.6%)
Apollo Investment Corp.	287,200	5,686,560
Capital Southwest Corp.^	436	37,134
MCG Capital Corp.^	11,700	197,379

		5,921,073

Real Estate (3.4%)
Ashford Hospitality Trust, Inc. (REIT)	2,800	30,128
Avatar Holdings, Inc.*^	5,713	338,438
Bedford Property Investors, Inc. (REIT)^	30,200	719,968
Bluegreen Corp.*^	26,140	461,371
Boykin Lodging Co., Inc. (REIT)*	17,986	223,386
CB Richard Ellis Services, Inc., Class A*	69,300	3,409,560
Commercial Net Lease Realty (REIT)^	8,600	172,000
Correctional Properties Trust (REIT)^	24,608	723,721
Crescent Real Estate EQT Co. (REIT)	12,095	248,068
Entertainment Properties Trust (REIT)^	45,400	2,026,202
Gladstone Commercial Corp. (REIT)^	30	501
Highland Hospitality Corp. (REIT)	410	4,207
HRPT Properties Trust (REIT)^	408,579	5,070,465

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AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
ILX Resorts, Inc.	1,200	$10,680
Investors Real Estate Trust (REIT)^	27,744	263,568
iStar Financial, Inc. (REIT)	28,600	1,156,298
KKR Financial Corp. (REIT)	151,900	3,378,256
LTC Properties, Inc. (REIT)^	34,460	730,552
Mission West Properties, Inc. (REIT)^	29,490	296,080
Monmouth (REIT)	23,000	188,370
National Health Investors, Inc. (REIT)	43,560	1,202,691
National Health Realty, Inc. (REIT)^	17,300	335,793
New Plan Excel Realty Trust (REIT)^	41,700	957,015
One Liberty Properties, Inc. (REIT)	18,100	360,371
Presidential Realty Corp., Class B (REIT)	800	6,392
PS Business Parks, Inc., Class A (REIT)	20,550	941,190
SL Green Realty Corp. (REIT)^	84,500	5,761,210
Strategic Hotel Capital, Inc. (REIT)	35,510	648,413
Sunstone Hotel Investors, Inc. (REIT)	20,440	498,532
Trizec Properties, Inc. (REIT)	215,900	4,978,654
Urstadt Biddle Properties, Inc. (REIT)^	1,200	19,296
Windrose Medical Properties Trust (REIT)	3,900	59,592

		35,220,968

Thrifts & Mortgage Finance (2.4%)
Accredited Home Lenders Holding Co.*^	20,800	731,328
Ameriana Bancorp	1,591	22,274
Anchor Bancorp Wisconsin, Inc.^	735	21,668
Berkshire Bancorp, Inc.	1,400	25,144
Camco Financial Corp.	64	911
Capital Crossing Bank*^	8,300	288,342
Capital Title Group, Inc.	14,460	107,004
Carver Bancorp, Inc.	700	11,613
Central Bancorp, Inc./Massachusetts	1,100	30,305
Centrue Financial Corp.*	2,200	57,567
CFS Bancorp, Inc.^	4,540	60,836
Citizens First Bancorp, Inc.	900	19,206
Community Financial Corp.	3,100	64,697
CORUS Bankshares, Inc.^	21,600	1,184,328
EFC Bancorp, Inc.	500	16,650
Elmira Savings Bank FSB	110	2,970
Farmer Mac, Class C^	19,040	463,434
Fidelity Bancorp, Inc./Pennsylvania	121	2,323
First Bancorp of Indiana, Inc.	1,600	35,200
First Bancshares, Inc./Missouri	200	3,300
First BancTrust Corp.	2,600	33,540
First Defiance Financial Corp.	4,435	121,652
First Federal Bancshares of Arkansas, Inc.	3,999	92,697
First Federal Bancshares, Inc.	200	3,960
First Federal Bankshares, Inc.	4,200	80,850
First Franklin Corp.	1,700	28,305
First Keystone Financial, Inc.	1,400	30,800
First Place Financial Corp./Ohio^	19,367	429,366
FirstBank NW Corp.	5,670	$155,925
FirstFed Financial Corp.*^	31,700	1,705,777
FMS Financial Corp.	822	14,385
Great Pee Dee Bancorp, Inc.	500	7,500
Guaranty Federal Bancshares, Inc.	1,220	33,135
HMN Financial, Inc.^	2,977	93,418
Home Federal Bancorp/Indiana	2,100	52,773
HopFed Bancorp, Inc.	140	2,209
IndyMac Bancorp, Inc.	65,900	2,608,322
ITLA Capital Corp.*^	300	15,747
Lincoln Bancorp/ Plainfield Indiana	158	2,512
LSB Financial Corp.	238	6,740
MASSBANK Corp.	100	3,324
Matrix Bancorp, Inc.*	1,400	18,004
Mayflower Co-operative Bank	150	2,513
Meta Financial Group, Inc.	410	8,098
MFB Corp.	100	2,500
MutualFirst Financial, Inc.^	7,800	174,720
New Hampshire Thrift Bancshares, Inc.	2,200	30,998
Northeast Bancorp	500	10,900
OceanFirst Financial Corp.^	4,500	108,630
Park Bancorp, Inc.	1,300	39,520
Parkvale Financial Corp.	200	5,450
Peoples Bancorp/Indiana	600	11,940
Peoples Bank/Connecticut^	71,415	2,069,607
Peoples Community Bancorp, Inc.	300	6,405
PFF Bancorp, Inc.	13,140	397,616
Pocahontas Bancorp, Inc.	1,500	18,165
Provident Financial Holdings, Inc.	12,160	341,088
PSB Bancorp, Inc./Pennsylvania*	4,999	69,986
Radian Group, Inc.	122,270	6,492,537
South Street Financial Corp.^	600	5,616
Sterling Financial Corp./Washington	36,930	832,772
TF Financial Corp.	100	2,793
Timberland Bancorp, Inc./Washington	4,200	97,440
Union Community Bancorp	600	15,270
United Community Financial Corp.^	47,300	530,706
Washington Savings Bank FSB/Maryland	470	4,282
Webster Financial Corp.	102,000	4,585,920
WSFS Financial Corp.	3,443	202,758

		24,758,271

Total Financials		214,227,538

Health Care (8.7%)
Biotechnology (0.6%)
Charles River Laboratories International, Inc.*	96,090	4,191,446
Invitrogen Corp.*	14,266	1,073,231
Kendle International, Inc.*^	19,800	557,172

		5,821,849

Health Care Equipment & Supplies (4.0%)
Allied Healthcare Products*	4,200	22,386
American Medical Systems Holdings, Inc.*	12,200	245,830
Atrion Corp.	300	19,500
Bausch & Lomb, Inc.	58,065	4,684,684
Beckman Coulter, Inc.	81,300	4,388,574

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Logic Systems Corp.*	750	$4,523
Bio-Rad Laboratories, Inc., Class A*^	34,700	1,908,153
Compex Technologies, Inc.*	420	1,814
Conmed Corp.*^	9,940	277,127
Datascope Corp.	27,613	856,555
E-Z-Em, Inc.*	7,200	101,880
Edwards Lifesciences Corp.*^	220,500	9,792,405
HealthTronics, Inc.*	730	7,271
Hillenbrand Industries, Inc.^	87,500	4,116,875
Inverness Medical Innovations, Inc.*^	1,210	32,101
IRIDEX Corp.*	900	7,911
Mesa Laboratories, Inc.	600	7,650
National Dentex Corp.*^	2,290	47,174
New Brunswick Scientific, Inc.*	200	1,222
PerkinElmer, Inc.	4,520	92,073
Respironics, Inc.*	48	2,025
Span-America Medical Systems, Inc.	500	5,045
Thermo Electron Corp.*	211,700	6,541,530
Varian, Inc.*^	197,650	6,783,348
West Pharmaceutical Services, Inc.^	22,570	669,652

		40,617,308

Health Care Providers & Services (1.0%)
Air Methods Corp.*	600	6,792
Allied Healthcare International, Inc.*	6,130	34,634
American Dental Partners, Inc.*	11,400	386,688
American Retirement Corp.*	42,360	797,639
American Shared Hospital Services	40	240
Carriage Services, Inc.*^	32,600	206,684
Cerner Corp.*^	3,380	293,823
Coventry Health Care, Inc.*	38,500	3,311,770
Five Star Quality Care, Inc.*	40	276
Health Net, Inc.*	45,356	2,146,246
Horizon Health Corp.*^	400	10,868
Kindred Healthcare, Inc.*^	62,200	1,853,560
MedCath Corp.*^	8,400	199,500
MEDTOX Scientific, Inc.*	30	218
National Healthcare Corp.^	22	770
National Home Health Care Corp.	1,600	18,112
NWH, Inc.	4,600	66,010
Pediatrix Medical Group, Inc.*	240	18,437
RehabCare Group, Inc.*	3,000	61,560
Stewart Enterprises, Inc.^	116,291	771,009
TriZetto Group Inc.*	24,295	343,045
Ventiv Health, Inc.*^	61	1,599
WebMD Corp.*	15,083	167,120

		10,696,600

Pharmaceuticals (3.1%)
Barr Pharmaceuticals, Inc.*^	137,100	7,529,532
Endo Pharmaceuticals Holdings, Inc.*	304,800	8,129,016
First Horizon Pharmaceutical Corp.*^	737	14,644
Impax Laboratories, Inc.*^	278,618	3,357,347
Par Pharmaceutical Cos., Inc.*^	125,000	3,327,500
Theravance, Inc.*	197,600	4,157,504
Valeant Pharmaceuticals International	273,100	$5,483,848

		31,999,391

Total Health Care		89,135,148

Industrials (14.2%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*^	92,600	6,912,590
Armor Holdings, Inc.*^	6,041	259,824
Aviall, Inc.*	38,490	1,300,192
BE Aerospace, Inc.*	22,682	375,841
Esterline Technologies Corp.*^	23,500	890,415
Goodrich Corp.	176,300	7,817,142
Hawk Corp.*	15,000	187,500
Hexcel Corp.*^	52,800	965,712
Ladish Co., Inc.*^	5,810	101,326
Precision Castparts Corp. Sequa Corp., Class A*	8,640	509,760
Sparton Corp.	3,117	31,170
Triumph Group, Inc.*^	2,170	80,659

		19,432,131

Air Freight & Logistics (0.0%)
AirNet Systems, Inc.*	11,000	52,250
HUB Group, Inc., Class A*^	11,800	433,178

		485,428

Airlines (0.1%)
Alaska Air Group, Inc.*^	33,600	976,416
MAIR Holdings, Inc.*^	25,917	151,096

		1,127,512

Building Products (1.3%)
Insteel Industries, Inc.	1,200	18,348
International Aluminum Corp.	2,600	96,460
Lennox International, Inc.^	100,900	2,765,669
NCI Building Systems, Inc.*^	2,700	110,133
Patrick Industries, Inc.*	283	3,028
Universal Forest Products, Inc.	14,890	853,495
Water Pik Technologies Inc.*^	5,000	101,500
York International Corp.	166,100	9,313,227

		13,261,860

Commercial Services & Supplies (1.6%)
Ambassodors
International, Inc.	4,387	61,462
AMREP Corp.*	100	2,675
AT Cross Co., Class A*	9,600	45,984
Banta Corp.	9,530	484,982
CBIZ, Inc.*	4,200	21,420
CDI Corp.^	19,200	567,168
Central Parking Corp.	2,640	39,468
Champion Industries, Inc/ West Virginia	200	840
Clean Harbors, Inc.*	18,320	621,964
Cornell Cos., Inc.*^	2,159	31,759
CPI Corp.	200	3,518
Dollar Financial Corp.*^	8,000	95,920
Ecology & Environment, Inc.	5,170	42,394
Electro Rent Corp.*^	13,000	163,540
Exponent, Inc.*^	8,100	254,259
G&K Services, Inc., Class A	2,260	89,021
HNI Corp.	400	24,088
IKON Office Solutions, Inc.	1,500	14,970
Kelly Services, Inc., Class A^	26,165	802,219
Layne Christensen Co.*^	3,000	70,650
Mac-Gray Corp.*	1,400	18,130
Monster Worldwide, Inc.*	17,466	536,381
Nashua Corp.*	6,700	41,540
National Technical SYS, Inc.*	190	944
NCO Group, Inc.*^	50,103	1,035,128

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Outlook Group Corp.	3,570	$56,763
R.R. Donnelley & Sons Co. (New York Exchange)	126,100	4,674,527
RCM Technologies, Inc.*	1,634	9,820
SOURCECORP, Inc.*	3,654	78,342
Steelcase, Inc., Class A	5,310	76,783
Tufco Technologies, Inc.*	843	5,311
United Rentals, Inc.*^	78,950	1,556,104
United Stationers, Inc.*^	93,600	4,479,696
Vertrue, Inc.*^	710	25,809
Volt Information Sciences, Inc.*^	12,100	245,872
Waste Industries USA, Inc.	13,150	174,895
Willis Lease Finance Corp.*	9,270	90,661

		16,545,007

Construction & Engineering (1.3%)
EMCOR Group, Inc.*^	93,140	5,523,202
Granite Construction, Inc.	74,300	2,841,232
McDermott International, Inc.*^	63,900	2,339,379
Michael Baker Corp.*	9,520	247,996
URS Corp.*	58,700	2,370,893

		13,322,702

Containers & Packaging (0.0%)
Chesapeake Corp.	7,500	137,925

Electrical Equipment (0.8%)
Acuity Brands, Inc.^	90,500	2,685,135
AZZ, Inc.*	100	2,055
Channell Commercial Corp.*	300	2,835
Chase Corp.	1,100	15,873
EnerSys*^	107	1,623
Espey Manufacturing & Electronics Corp.	200	6,980
Genlyte Group, Inc.*	2,236	107,507
Lamson & Sessions Co.*^	8,500	155,720
Misonix, Inc.*	2,800	20,132
Preformed Line Products Co.^	6,800	320,960
Regal Beloit Corp.^	55,900	1,813,396
SL Industries, Inc.*	7,300	104,171
Thomas & Betts Corp.*	13,300	457,653
Woodward Governor Co.^	23,004	1,956,490

		7,650,530

Industrial Conglomerates (0.4%)
Alleghany Corp.*	2,536	776,016
Carlisle Cos., Inc.	24,200	1,538,394
Standex International Corp.^	25,200	663,516
Teleflex, Inc.	4,600	324,300
Tredegar Corp.	21,097	274,472
United Capital Corp.*^	900	21,114
Walter Industries, Inc.^	12,800	626,176

		4,223,988

Machinery (4.7%)
Astec Industries, Inc.*	12,689	360,241
Cummins, Inc.	16,700	1,469,433
Dover Corp.^	174,195	7,105,414
Eastern Co.	3,600	78,300
EnPro Industries, Inc.*^	20,600	694,014
ESCO Technologies, Inc.*^	40,000	2,002,800
Flanders Corp.*^	5	61
Gehl Co.*^	18,000	501,660
Global Payment Technologies, Inc.	3,650	13,140
Greenbrier Cos., Inc.^	5,200	172,848
Hardinge, Inc.^	3,862	56,723
Harsco Corp.	61,800	4,052,226
JLG Industries, Inc.^	38,600	1,412,374
Joy Global, Inc.	56,558	2,853,917
K-Tron International*	1,400	$47,362
Kennametal, Inc.	20,100	985,704
LB Foster Co., Class A*	8,763	116,110
Manitowoc Co., Inc.^	7,570	380,392
Nacco Industries, Inc., Class A	7,000	801,150
Oshkosh Truck Corp.	31,400	1,355,224
Pall Corp.	50,200	1,380,500
Parker-Hannifin Corp.	82,000	5,273,420
Pentair, Inc.	89,400	3,263,100
Robbins & Myers, Inc.^	24,500	550,760
SPX Corp.	90,300	4,149,285
Starret (L.S.) Co., Class A	8,600	157,466
Supreme Industries, Inc., Class A	3,680	34,555
Tennant Co.	500	20,490
Timken Co.	96,200	2,850,406
Todd Shipyards Corp.	1,300	24,830
Trinity Industries, Inc.^	143,100	5,794,119
Twin Disc, Inc.	3,390	133,939

		48,091,963

Marine (0.3%)
Alexander & Baldwin, Inc.	57,500	3,061,300

Road & Rail (0.5%)
Marten Transport Ltd.*^	3,150	79,695
USA Truck, Inc.*^	1,800	45,540
Yellow Roadway Corp.*	110,800	4,589,336

		4,714,571

Trading Companies & Distributors (1.3%)
Applied Industrial Technologies, Inc.^	54,830	1,967,300
Grainger (W.W.), Inc.	92,200	5,801,224
Hughes Supply, Inc.^	140,700	4,586,820
Huttig Building Products, Inc.*^	27,186	246,033
Industrial Distribution Group, Inc.*	11,700	107,874
Interline Brands, Inc.*	6,130	128,791
Lawson Products, Inc.	609	22,363
Valley National Gases, Inc.*	3,600	59,328
Watsco, Inc., Class B	100	5,260

		12,924,993

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Co. Trust	840	23,688

Total Industrials		145,003,598

Information Technology (18.9%)
Communications Equipment (1.1%)
Andrew Corp.*^	459,000	5,117,850
Arris Group, Inc.*	9,120	108,163
Black Box Corp.	1,871	78,507
Communications Systems, Inc.^	13,200	148,500
Harris Corp.	101,910	4,259,838
SafeNet, Inc.*^	25,877	939,594
Scientific-Atlanta, Inc.	4,800	180,048
Stratos International, Inc.*^	8,850	51,684
Symmetricom, Inc.*^	25,680	198,763

		11,082,947

Computers & Peripherals (2.5%)
Avid Technology, Inc.*	159,200	6,590,880
Diebold, Inc.^	171,035	5,893,866
Imation Corp.	22,260	954,286
Innovex, Inc.*	190	808
Lexmark International, Inc., Class A*	87,570	5,346,148

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
M-Systems Flash Disk Pioneers Ltd.*^	16,530	$494,578
Printronix, Inc.	700	10,955
QLogic Corp.*	57,400	1,963,080
Seagate Technology*	278,400	4,412,640
Tripos, Inc.*	12,600	52,920
UNOVA, Inc.*	1,620	56,668

		25,776,829

Electronic Equipment & Instruments (4.8%)
American Technical
Ceramics Corp.*	550	5,968
Anixter International, Inc.*^	90,450	3,647,848
Arrow Electronics, Inc.*	431,796	13,541,123
Avnet, Inc.*	98,297	2,403,362
Bell MicroProducts, Inc.*^	27,675	277,580
Bonso Electronic International, Inc.	6,060	30,058
Celestica, Inc.*	549,995	6,220,443
Checkpoint Systems, Inc.*^	30,570	725,120
CTS Corp.^	13,740	166,254
Frequency Electronics, Inc.	13,900	151,510
Gerber Scientific, Inc.*	9,050	70,952
GTSI Corp.*	780	5,733
MTS Systems Corp.^	8,838	333,811
O.I. Corp.*	4,500	47,925
OYO Geospace Corp.*	10,600	209,986
Park Electrochemical Corp.	40,810	1,087,586
Perceptron, Inc.*	9,000	57,659
RadiSys Corp.*^	12,379	240,153
Spectrum Control, Inc.*	18,870	139,827
Sypris Solutions, Inc.^	11,674	125,379
Tektronix, Inc.	350,000	8,830,500
TESSCO Technologies, Inc.*	4,150	54,282
Vishay Intertechnology, Inc.*^	899,450	10,748,427
Woodhead Industries, Inc.	5,440	74,691

		49,196,177

Internet Software & Services (0.3%)
Allscripts Healthcare
Solutions, Inc.*^	6,700	120,734
Digital Insight Corp.*	843	21,969
EarthLink, Inc.*	194,982	2,086,307
Internet Security Systems, Inc.*^	410	9,844
Keynote Systems, Inc.*^	3,130	40,627
Pacific Internet Ltd.*	920	6,330
SonicWALL, Inc.*	75,100	476,885
WebSideStory, Inc.*	3,260	57,767

		2,820,463

IT Services (1.0%)
BearingPoint, Inc.*^	245,100	1,860,309
CheckFree Corp.*	4,500	170,190
Ciber, Inc.*^	88,300	656,069
Computer Task Group, Inc.*	6,932	25,648
Covansys Corp.*	20,963	334,569
CSP, Inc.*	230	1,642
EdgewaterTechnology, Inc.*^	8,800	41,976
Inforte Corp.*	6,740	28,241
Intrado, Inc.*^	6,520	117,556
Lightbridge, Inc.*	20,470	165,398
Manatron, Inc.*	4,590	37,179
MPS Group, Inc.*	186,680	2,202,824
Pegasus Solutions, Inc.*^	597	5,361
Perot Systems Corp., Class A*^	73,070	1,033,940
SYKES Enterprises, Inc.*^	53,545	637,186
TechTeam Global, Inc.*^	7,945	95,976
Tier Technologies, Inc., Class B*^	4,600	$39,790
TSR, Inc.	8,700	44,805
Unisys Corp.*	448,900	2,980,696

		10,479,355

Semiconductors & Semiconductor Equipment (8.4%)
Advanced Power
Technology, Inc.*	2,930	25,344
ATMI, Inc.*^	10,779	334,149
Catalyst Semiconductor, Inc.*^	6,490	32,450
Cirrus Logic, Inc.*^	30,941	234,842
Cohu, Inc.	28	662
Cypress Semiconductor Corp.*^	508,300	7,649,915
DSP Group, Inc.*	14,160	363,346
Fairchild Semiconductor International, Inc., Class A*	325,400	4,835,444
Freescale Semiconductor, Inc., Class B*	264,800	6,243,984
International Rectifier Corp.*^	70,300	3,169,124
Intersil Corp., Class A^	336,825	7,336,048
IXYS Corp.*^	1,980	20,909
Lam Research Corp.*	346,600	10,560,902
LSI Logic Corp.*	603,200	5,941,520
MEMC Electronic Materials, Inc.*	59,130	1,347,573
Microsemi Corp.*^	38,629	986,585
National Semiconductor Corp.	359,070	9,443,541
Netlogic Microsystems, Inc.*	3,000	64,770
Novellus Systems, Inc.*	277,150	6,950,922
ON Semiconductor Corp.*^	34,570	178,727
PDF Solutions, Inc.*^	354	5,876
Photronics, Inc.*^	56,392	1,094,005
Semitool, Inc.*^	4,780	38,001
Teradyne, Inc.*	711,400	11,738,100
Varian Semiconductor Equipment Associates, Inc.*^	154,200	6,533,454
White Electronic Designs Corp.*	2,010	10,251

		85,140,444

Software (0.8%)
American Software, Inc., Class A	39,200	219,520
BMC Software, Inc.*	160,180	3,379,798
Compuware Corp.*	28,500	270,750
ePlus, Inc.*	12,800	167,040
Evans & Sutherland Computer Co.*	93	554
JDA Software Group, Inc.*	6,373	96,742
Mapinfo Corp.*^	1,590	19,478
Moldflow Corp.*^	4,600	73,232
Netmanage, Inc.*	12,000	60,360
NetScout Systems, Inc.*^	582	3,160
Pervasive Software, Inc.*	5,585	23,457
Phoenix Technologies Ltd.*	22,150	166,790
Progress Software Corp.*	4,220	134,069
Radiant Systems, Inc.*	19,500	201,240
Reynolds & Reynolds Co.	11,036	302,497
SPSS, Inc.*	22,619	542,856
Sybase, Inc.*	100,105	2,344,459

		8,006,002

Total Information Technology		192,502,217

Materials (6.4%)
Chemicals (2.8%)
Albemarle Corp.	78,800	2,970,760

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Chemicals, Inc.^	200	$4,650
Atlantis Plastics, Inc.*	2,200	21,978
Bairnco Corp.	200	2,138
Cytec Industries, Inc.	137,435	5,961,930
Engelhard Corp.	92,700	2,587,257
FMC Corp.*	26,800	1,533,496
Hercules, Inc.*	22,310	272,628
Huntsman Corp.*	250,900	4,905,095
International Flavors & Fragrances, Inc.	132,100	4,708,044
LESCO, Inc.*	1,042	16,516
PolyOne Corp.*	84,660	513,040
RPM International, Inc.	147,081	2,706,290
Schulman (A.), Inc.^	45,946	824,731
Stepan Co.	6,300	157,878
Summa Industries	370	2,793
Terra Industries, Inc.*	170,800	1,135,820
Westlake Chemical Corp.	12,460	337,417

		28,662,461

Construction Materials (0.6%)
Ameron International Corp.^	13,800	640,320
Eagle Materials, Inc.^	7,100	861,727
Florida Rock Industries, Inc.^	18,225	1,168,040
Martin Marietta Materials, Inc.	23,873	1,873,076
Rinker Group Ltd.	118,992	1,506,596
U.S. Concrete, Inc.*	44,820	345,562
United States Lime & Minerals, Inc.*	500	17,075

		6,412,396

Containers & Packaging (1.4%)
Greif, Inc., Class A	10,500	631,050
Mod-Pac Corp.*	576	6,261
Myers Industries, Inc.^	46,220	538,001
Owens-Illinois, Inc.*	202,393	4,173,344
Packaging Dynamics Corp.	3,000	37,800
Pactiv Corp.*	279,400	4,895,088
Smurfit-Stone Container Corp.*	216,600	2,243,976
Temple-Inland, Inc.	32,800	1,339,880

		13,865,400

Industrial Conglomerates (0.0%)
Aleris International, Inc.*	910	24,979

Metals & Mining (1.3%)
Allegheny Technologies, Inc.	16,680	516,746
GrafTech International Ltd.*^	483,000	2,622,690
Grupo Imsa S.A. de C.V.	259,600	671,650
Inco Ltd.	90,400	4,280,440
Massey Energy Co.^	56,400	2,880,348
Northwest Pipe Co.*^	5,000	129,450
Quanex Corp.^	7,200	476,784
Roanoke Electric Steel Corp.^	13,613	272,668
Rock of Ages Corp.	4,860	26,293
Ryerson Tull, Inc.^	47,970	1,021,761
Synalloy Corp.*	2,124	23,766

		12,922,596

Paper & Forest Products (0.3%)
Sappi Ltd. (ADR)	257,900	3,040,641

Total Materials		64,928,473

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
Atlantic Tele-Network, Inc.	1,700	56,440
Citizens Communications Co.	124,000	1,680,200
CT Communications, Inc.	28,650	354,400
D&E Communications, Inc.	17,880	162,172
Hector Communications Corp.	1,980	57,598
Valor Communications Group, Inc.^	41,500	$565,645

		2,876,455

Wireless Telecommunication Services (0.3%)
EMS Technologies, Inc.*^	12,880	210,846
Nextel Partners, Inc., Class A*	7	176
NII Holdings, Inc.*	4,473	377,745
Price Communications Corp.*	7,425	122,141
Syniverse Holdings, Inc.*^	24,600	378,840
Telephone & Data Systems, Inc.	29,220	1,139,580
U.S. Cellular Corp.*^	22,160	1,183,787

		3,413,115

Total Telecommunication Services		6,289,570

Utilities (5.1%)
Electric Utilities (3.7%)
Alliant Energy Corp.	211,200	6,152,256
CH Energy Group, Inc.^	20	949
Cleco Corp.^	14,700	346,626
Duquesne Light Holdings, Inc.^	178,200	3,066,822
Green Mountain Power Corp.	9,100	299,663
Pinnacle West Capital Corp.	92,700	4,086,216
PPL Corp.	229,200	7,410,036
UIL Holdings Corp.	8,390	438,881
Westar Energy, Inc.	184,000	4,439,920
Wisconsin Energy Corp.	292,000	11,656,640

		37,898,009

Gas Utilities (0.5%)
Chesapeake Utilities Corp.^	2,450	86,117
Laclede Group, Inc.^	1,850	60,107
South Jersey Industries, Inc.^	49,800	1,451,172
UGI Corp.	101,469	2,856,352

		4,453,748

Multi-Utilities (0.9%)
Avista Corp.^	200	3,880
MDU Resources Group, Inc.	98,100	3,497,265
ONEOK, Inc.	149,500	5,085,990
Vectren Corp.^	7,610	215,744

		8,802,879

Water Utilities (0.0%)
California Water Service Group^	1,830	75,396
SJW Corp.^	4,400	212,432
Southwest Water Co.^	2,014	29,203

		317,031

Total Utilities		51,471,667

Total Common Stocks (100.2%) (Cost $885,862,230)		1,022,317,882

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.7%)
Banesto S.A. Madrid
3.75%, 11/14/05	$12,583,514	12,583,514
Bavaria TRR Corp.
3.76%, 10/12/05	5,376,643	5,376,643
Cantor Fitzgerald Securities, Inc.
3.94%, 10/3/05	102,653,914	102,653,914
Cedar Springs Capital Company LLC
3.62%, 10/25/05	1,797,895	1,797,895
3.63%, 10/27/05	6,233,244	6,233,244
Charta LLC
3.83%, 11/8/05	2,325,067	2,325,067

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets, Inc.
3.99%, 10/3/05	$9,167,989	$9,167,989
Crown Point Capital Co.
3.77%, 10/18/05	7,168,800	7,168,800
Deutsche Bank Securities, Inc.
3.84%, 11/30/05	4,584,731	4,584,731
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	17,976,449	17,976,449
Hartford Life, Inc.
3.82%, 10/2/06	1,438,116	1,438,116
ING Bank N.V., Amsterdam
3.72%, 11/28/05	2,696,467	2,696,467
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	629,176	629,176
Mane Funding Corp.
3.77%, 10/19/05	6,272,043	6,272,043
Morgan Stanley Bank
3.80%, 11/1/05	13,482,337	13,482,337
New York Life Insurance Co.
3.80%, 1/3/06	4,494,112	4,494,112
Royal Bank of Canada
3.77%, 11/18/05	7,190,580	7,190,579
Royal Bank of Scotland London
3.67%, 7/5/06 (l)	4,311,962	4,311,962
Sun Trust Bank/Atlanta, Georgia
3.80%, 5/17/06 (l)	4,494,112	4,494,112
UniCredito Italiano
3.78%, 12/28/05	1,797,645	1,797,645
Washington Mutual Bank FA
3.95%, 12/13/05	4,494,112	4,494,112

Total Short-Term Investments of Cash Collateral for Securities Loaned		221,168,907

Time Deposit (0.2%)
JPMorgan Chase Nassau
3.32%, 10/3/05	$2,405,730	$2,405,730

Total Short-Term Debt Securities (21.9%) (Amortized Cost $223,574,638)		223,574,637

Total Investments (122.1%) (Cost/Amortized Cost $1,109,436,868)		1,245,892,519
Other Assets Less Liabilities (-22.1%)		(225,882,790)

Net Assets (100%)		$1,020,009,729

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$601,939,631
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$967,837,092

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,197,613
Aggregate gross unrealized depreciation	(34,495,116)

Net unrealized appreciation	$132,702,497

Federal income tax cost of investments	$1,113,190,022

At September 30, 2005, the Portfolio had loaned securities with a total value of $221,490,787. This was secured by collateral of $221,168,907 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,344,260, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September, 2005, the Portfolio incurred approximately $1,608 as brokerage commissions with Bernstein (Sanford C.) & Co. and $7,219 with Advest, Inc., affiliated broker/dealers.

See Notes to Financial Investments.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.4%)
Hotels, Restaurants & Leisure (0.6%)
Ctrip.com International Ltd.*(ADR)	42,810	$2,743,265

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	360	16,308
eBay, Inc.*	70,830	2,918,196
Expedia, Inc.*	1	10
IAC/InterActiveCorp.*^	79,868	2,024,641
Shanda Interactive Entertainment Ltd. (ADR)*^	520	14,066

		4,973,221

Media (1.8%)
DreamWorks Animation SKG, Inc., Class A*	450	12,447
Pixar*^	174,315	7,758,761
Usen Corp.	37,120	964,517
XM Satellite Radio Holdings, Inc., Class A*^	5,190	186,373

		8,922,098

Total Consumer Discretionary		16,638,584

Energy (2.5%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	17,760	1,059,917
Cooper Cameron Corp.*	11,140	823,580
Diamond Offshore Drilling, Inc.	12,660	775,425
ENSCO International, Inc.	31,020	1,445,222
GlobalSantaFe Corp.	13,990	638,224
Grant Prideco, Inc.*	19,930	810,154
Halliburton Co.	39,850	2,730,522
Nabors Industries Ltd.*	7,730	555,246
National Oilwell Varco, Inc.*	5,690	374,402
Patterson-UTI Energy, Inc.	19,030	686,602
Schlumberger Ltd.	10,750	907,085
Smith International, Inc.	7,870	262,150
Weatherford International Ltd.*	6,500	446,290

		11,514,819

Oil & Gas (0.2%)
Valero Energy Corp.	7,330	828,730

Total Energy		12,343,549

Health Care (1.4%)
Biotechnology (0.1%)
Affymetrix, Inc.*^	9,410	435,024

Health Care Providers & Services (1.3%)
Cerner Corp.*^	48,520	4,217,844
WellPoint, Inc.*	32,160	2,438,371

		6,656,215

Total Health Care		7,091,239

Industrials (0.4%)
Aerospace & Defense (0.0%)
United Technologies Corp.	310	16,070

Commercial Services & Supplies (0.4%)
Manpower, Inc.	27,800	1,234,042
Monster Worldwide, Inc.*	26,600	816,886

		2,050,928

Electrical Equipment (0.0%)
Energy Conversion Devices, Inc.*^	260	11,669

Total Industrials		2,078,667

Information Technology (86.5%)
Communications Equipment (14.5%)
ADC Telecommunications, Inc.*	72,500	1,657,350
Cisco Systems, Inc.*	449,310	$8,056,128
Comverse Technology, Inc.*	30,920	812,268
Corning, Inc.*	928,255	17,943,169
F5 Networks, Inc.*^	40,300	1,751,841
Juniper Networks, Inc.*	710	16,891
Motorola, Inc.	518,250	11,448,143
Nokia OYJ (ADR)	354,875	6,000,936
QUALCOMM, Inc.	416,710	18,647,773
Research In Motion Ltd.*^	59,900	4,097,160
Telefonaktiebolaget LM Ericsson (ADR)*^	34,410	1,267,664

		71,699,323

Computers & Peripherals (8.9%)
Apple Computer, Inc.*	124,000	6,647,640
EMC Corp.*	88,570	1,146,096
Hewlett-Packard Co.	248,000	7,241,600
International Business Machines Corp.	103,400	8,294,748
NCR Corp.*	51,300	1,636,983
Network Appliance, Inc.*	132,000	3,133,680
SanDisk Corp.*^	321,765	15,525,161
Telvent GIT S.A.*^	47,800	525,322

		44,151,230

Electronic Equipment & Instruments (5.1%)
Agilent Technologies, Inc.*	222,125	7,274,594
Flextronics International Ltd.*	319,385	4,104,097
Hon Hai Precision Industry Co., Ltd.	1,128,765	5,255,132
Jabil Circuit, Inc.*	142,800	4,415,376
LG.Philips LCD Co. Ltd. (ADR)*^	66,600	1,369,296
Samsung SDI Co., Ltd.	29,700	3,094,047

		25,512,542

Internet Software & Services (9.2%)
Google, Inc., Class A*	50,500	15,981,230
McAfee, Inc.*	25,100	788,642
Netease.com (ADR)*^	30,800	2,772,308
Tencent Holdings Ltd.*	1,880,000	2,277,980
VeriSign, Inc.*	639,250	13,660,773
Yahoo!, Inc.*	302,050	10,221,372

		45,702,305

IT Services (4.7%)
Accenture Ltd., Class A*	103,300	2,630,018
Automatic Data Processing, Inc.	46,600	2,005,664
BISYS Group, Inc.*^	180,700	2,426,801
CheckFree Corp.*	21,640	818,425
Cognizant Technology Solutions Corp., Class A*	33,470	1,559,367
DST Systems, Inc.*^	80,200	4,397,366
First Data Corp.	164,000	6,560,000
Greenfield Online, Inc.*^	40,790	221,898
Infosys Technologies Ltd. (ADR)	9,900	735,372
Iron Mountain, Inc.*^	60,300	2,213,010

		23,567,921

Semiconductors & Semiconductor Equipment (25.9%)
Advanced Micro Devices, Inc.*	194,000	4,888,800
Altera Corp.*	518,845	9,915,128
Analog Devices, Inc.	38,500	1,429,890
Applied Materials, Inc.	341,642	5,794,248
ASML Holding N.V. (N.Y. Shares)*^	317,760	5,246,218
Broadcom Corp., Class A*	135,740	6,367,563
Chartered Semiconductor Manufacturing Ltd.*	4,372,000	2,975,910
Cypress Semiconductor Corp.*^	89,740	1,350,587
Fairchild Semiconductor International, Inc., Class A*^	340,700	5,062,802

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Freescale Semiconductor, Inc., Class A*	23,750	$555,988
Freescale Semiconductor, Inc., Class B*	14,910	351,578
Intel Corp.	170,090	4,192,718
Lam Research Corp.*	213,000	6,490,110
Marvell Technology Group Ltd.*	119,690	5,518,906
Maxim Integrated Products, Inc.	98,200	4,188,230
National Semiconductor Corp.	191,000	5,023,300
ON Semiconductor Corp.*^	506,100	2,616,537
Samsung Electronics Co., Ltd.	10,234	5,777,813
Samsung Electronics Co., Ltd. §	1,400	790,398
Samsung Electronics Co., Ltd. (GDR) ^§	39,475	11,143,208
STMicroelectronics N.V. (N.Y. Shares)^	171,400	2,961,792
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,075,961	8,844,399
Teradyne, Inc.*	150,595	2,484,818
Texas Instruments, Inc.	508,330	17,232,387
Varian Semiconductor Equipment Associates, Inc.*^	39,800	1,686,326
Xilinx, Inc.	207,420	5,776,647

		128,666,301

Software (18.2%)
Activision, Inc.*	84,310	1,724,140
Adobe Systems, Inc.	193,320	5,770,602
Amdocs Ltd.*	294,700	8,172,031
Autodesk, Inc.	184,340	8,560,750
Cognos, Inc.*	22,040	858,017
Electronic Arts, Inc.*	107,000	6,087,230
Intuit, Inc.*	22,570	1,011,362
Mercury Interactive Corp.*	21,810	863,676
Microsoft Corp.	767,085	19,737,097
NAVTEQ Corp.*	1,290	64,436
Nintendo Co., Ltd.	690	80,603
Oracle Corp.*	489,530	6,065,277
Red Hat, Inc.*^	681,270	14,436,111
Salesforce.com, Inc.*^	81,300	1,879,656
SAP AG (ADR)	163,265	7,074,272
Serena Software, Inc.*^	30,800	613,844
Symantec Corp.*	760	17,222
TIBCO Software, Inc.*	331,000	2,767,160
TomTom*	94,611	4,283,244
Trend Micro, Inc.	500	15,837

		90,082,567

Total Information Technology		429,382,189

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
Nextel Partners, Inc., Class A*	59,030	1,481,653

Total Telecommunication Services		1,481,653

Total Common Stocks (94.5%) (Cost $413,854,999)		469,015,881

	Number of Warrants
WARRANTS:
Financials (0.3%)
Capital Markets (0.3%)
Tata Consultancy Services Ltd., 0.0001 expiring 9/12/07*§	37,126	1,255,022

Total Warrants (0.3%) (Cost $1,089,529)		1,255,022

	Principal Amount	Value (Note1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.1%)
Banesto S.A. Madrid
3.75%, 11/14/05	$4,270,013	$4,270,013
Bavaria TRR Corp.
3.76%, 10/12/05	1,824,477	1,824,477
Cantor Fitzgerald Securities
3.94%, 10/3/05	34,833,950	34,833,950
Cedar Springs Capital Company LLC
3.62%, 10/25/05	610,087	610,087
3.63%, 10/27/05	2,115,151	2,115,151
Charta LLC
3.83%, 11/8/05	788,974	788,974
Citigroup Global Markets, Inc.
3.99%, 10/3/05	3,111,009	3,111,009
Crown Point Capital Company
3.77%, 10/18/05	2,432,617	2,432,617
Deutsche Bank London
3.84%, 11/30/05	1,555,754	1,555,754
Greenwich Capital Markets, Inc.
4.01%, 10/3/05	6,100,018	6,100,018
Hartford Life, Inc.
3.82%, 10/2/06	488,001	488,001
ING Bank N.V.
3.72%, 11/28/05	915,003	915,003
Lehman Brothers, Inc.
4.09%, 1/3/06 (l)	213,501	213,501
Mane Funding Corp.
3.77%, 10/19/05	2,128,317	2,128,317
Morgan Stanley Bank
3.80%, 11/1/05	4,575,013	4,575,013
New York Life Insurance Co.
3.80%, 1/3/06	1,525,004	1,525,004
Royal Bank of Canada
3.77%, 11/18/05	2,440,007	2,440,007
Royal Bank of Scotland
3.67%, 7/5/06 (l)	1,463,195	1,463,195
Sun Trust Bank
3.80%, 5/17/06 (l)	1,525,004	1,525,004
UniCredito Italiano
3.78%, 12/28/05	610,002	610,002
Washington Mutual Bank FA
3.95%, 12/13/05	1,525,004	1,525,004

Total Short-Term Investments of Cash Collateral for Securities Loaned		75,050,101

Time Deposit (4.4%)
JPMorgan Chase Nassau
3.32%, 10/3/05	21,679,978	21,679,978

Total Short-Term Investments (19.5%) (Amortized Cost$96,730,078)		96,730,079

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.4%)
Hewlett Packard Co.
January 2007 @ $25*	2,990	1,913,600
Microsoft Corp.
January 2007 @ $27*	90	16,200

Total Options Purchased (0.4%) (Cost $1,453,260)		1,929,800

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2005 (Unaudited)

	Number of Contracts	Value (Note 1)
Total Investments before Options Written (114.7%) (Cost/Amortized Cost $513,127,866)		$568,930,782

OPTIONS WRITTEN:
Call Options Written (0.1%)
Marvell Technology Group Ltd. November 2005 @ $45*	(713)	(221,030)
Google, Inc. December 2005 @ $320*	(88)	(153,120)

Total Options Written (0.1%) (Premiums Received $490,169)		(374,150)

Total Investments (114.6%) (Cost/Amortized Cost $512,637,697)		568,556,632
Other Assets Less Liabilities (-14.6%)		(72,363,878)

Net Assets (100%)		$496,192,754

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2005, the market value of these securities amounted to $13,188,628 or 2.66% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the nine months ended September 30, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,342	$535,638
Options Written	891	748,357
Options Terminated in Closing Purchase Transactions	(90)	(258,188)
Options Expired	(590)	(263,165)
Options Exercised	(752)	(272,473)

Options Outstanding—September 30, 2005	801	$490,169

Investment security transactions for the nine months ended September 30, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$531,712,783
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$592,173,106

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,197,915
Aggregate gross unrealized depreciation	(12,714,715)

Net unrealized appreciation	$44,483,200

Federal income tax cost of investments	$524,447,582

At September 30, 2005, the Portfolio had loaned securities with a total value of $77,418,197. This was secured by collateral of $75,050,101 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $3,158,417, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2005, the Portfolio incurred approximately $1,120 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $237,767,161 of which $61,290,156 expires in the year 2008, $150,823,988 expires in the year 2009 and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2004 are $237,767,161 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U. S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), is provided by one or more investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

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AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management LLC (“Marsico”) and MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) — Seeks to achieve high total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. and Marsico) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company (“TCW”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington ) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

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Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and

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foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At September 30, 2005, the cash collateral received by each Portfo lio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal

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to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the

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contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap

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agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counter-party.

Note 2 Subsequent Events

Effective October 17, 2005, the names of AXA Premier VIP Small/Mid Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio changed to reflect the anticipated change in investment strategy, to “AXA Premier VIP Mid Cap Growth Portfolio” and “AXA Premier VIP Mid Cap Value Portfolio”, respectively. Effective on or about October 31, 2005, the investment strategy of each of the AXA Premier VIP Small/Mid Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio changed to an investment strategy that seeks to invest primarily in mid-capitalization companies.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President and Chairman November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer November 28, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer November 28, 2005